UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03980

MORGAN STANLEY INSTITUTIONAL FUNDS TRUST
(Exact name of registrant as specified in charter)

522 Fifth Avenue NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RONALD E. ROBISON 522 Fifth Avenue NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-281-2715

Date of fiscal year end:	9/30

Date of reporting period:	12/31/07

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close or the reporting period pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund Trust
Value Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (97.2%)
Consumer Discretionary (12.1%)
Comcast Corp., Class A	(a)507,900	$9,274
Home Depot, Inc.	45,900	1,237
Liberty Media Corp. - Capital, Class A	(a)36,100	4,205
Liberty Media Corp. - Interactive, Class A	(a)194,300	3,707
Live Nation, Inc.	(a)1	@—
Lowe’s Cos., Inc.	62,600	1,416
News Corp., Inc., Class B	219,600	4,666
Time Warner, Inc.	601,000	9,923
Viacom, Inc., Class B	(a)286,950	12,603
		47,031
Consumer Staples (20.7%)
Altria Group, Inc.	94,700	7,157
Anheuser-Busch Cos., Inc.	69,950	3,661
Cadbury Schweppes plc ADR	197,700	9,761
Coca-Cola Co. (The)	172,700	10,599
CVS Caremark Corp.	193,800	7,704
Kimberly-Clark Corp.	88,300	6,123
Kraft Foods, Inc., Class A	256,150	8,358
Procter & Gamble Co.	51,000	3,744
Sara Lee Corp.	78,200	1,256
Unilever N.V.	293,100	10,686
Wal-Mart Stores, Inc.	245,600	11,673
		80,722
Financials (25.7%)
Aflac, Inc.	30,400	1,904
American International Group, Inc.	76,800	4,477
Bank of America Corp.	308,300	12,720
Bank of New York Mellon Corp. (The)	145,646	7,102
Barclays plc ADR	15,900	642
Bear Stearns Cos., Inc. (The)	11,900	1,050
Berkshire Hathaway, Inc., Class B	(a)650	3,078
Chubb Corp.	174,880	9,545
Citigroup, Inc.	354,800	10,445
Fannie Mae	30,800	1,231
Freddie Mac	106,200	3,618
Genworth Financial, Inc.	52,600	1,339
Hartford Financial Services Group, Inc.	20,900	1,822
JPMorgan Chase & Co.	136,300	5,950
MBIA, Inc.	19,800	369
Merrill Lynch & Co., Inc.	63,300	3,398
MetLife, Inc.	65,200	4,018
PNC Financial Services Group, Inc.	57,200	3,755
Torchmark Corp.	41,000	2,482
Travelers Cos., Inc. (The)	58,515	3,148
U.S. Bancorp	74,500	2,365
Wachovia Corp.	241,100	9,169
Wells Fargo & Co.	213,100	6,434
		100,061
Health Care (17.4%)
Abbott Laboratories	120,100	6,744
Boston Scientific Corp.	(a)209,200	2,433
Bristol-Myers Squibb Co.	448,200	11,886
Cardinal Health, Inc.	92,400	5,336
Eli Lilly & Co.	132,000	7,047
GlaxoSmithKline plc ADR	77,700	3,915
Pfizer, Inc.	312,900	7,112
Roche Holding A.G. ADR	20,900	1,805

Schering-Plough Corp.	316,800	8,440
UnitedHealth Group, Inc.	26,900	1,566
WellPoint, Inc.	(a)15,000	1,316
Wyeth	232,700	10,283
		67,883
Industrials (2.0%)
General Electric Co.	136,100	5,045
Southwest Airlines Co.	211,100	2,576
		7,621
Information Technology (6.3%)
Alcatel-Lucent	28,500	209
Computer Sciences Corp.	(a)13,827	684
Dell, Inc.	(a)151,600	3,716
Flextronics International Ltd.	(a)83,600	1,008
Hewlett-Packard Co.	53,000	2,675
Intel Corp.	94,400	2,517
International Business Machines Corp.	43,700	4,724
KLA-Tencor Corp.	26,400	1,271
Microsoft Corp.	89,400	3,183
Telefonaktiebolaget LM Ericsson ADR	46,500	1,086
Texas Instruments, Inc.	40,900	1,366
Western Union Co. (The)	83,000	2,015
		24,454
Materials (8.2%)
Alcoa, Inc.	84,300	3,081
E.I. Du Pont de Nemours & Co.	216,800	9,559
International Paper Co.	457,223	14,805
Newmont Mining Corp.	13,800	674
Rohm & Haas Co.	65,800	3,492
		31,611
Telecommunication Services (4.8%)
AT&T, Inc.	138,700	5,764
Verizon Communications, Inc.	294,300	12,858
		18,622
Total Common Stocks (Cost $352,955)		378,005
Short-Term Investment (5.8%)
Investment Company (5.8%)
Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class (Cost $22,610)	(p)22,609,831	22,610
Total Investments + (103.0%) (Cost $375,565)		400,615
Liabilities in Excess of Other Assets (-3.0%)		(11,535)
Net Assets (100%)		$389,080

(a)	Non-income producing security.
(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended December 31, 2007, advisory fees paid were reduced by $3,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $489,000. During the three months ended December 31, 2007, cost of purchases and sales in the Liquidity Fund were $41,204,000 and $29,555,000, respectively.

@	Value is less than $500.
ADR	American Depositary Receipt
+

At December 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $375,565,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $25,050,000 of which $50,523,000 related to appreciated securities and $25,473,000 related to depreciated securities.

Morgan Stanley Institutional Fund Trust
Advisory Global Fixed Income Portfolio II
Portfolio of Investments
First Quarter Report
December 31, 2007 (unaudited)

Face
Amount	Value
(000)	(000)
Fixed Income Securities (42.8%)
Austria (6.4%)
Republic of Austria,
4.00%, 7/15/09	EUR	40	$59
Belgium (24.6%)
Kingdom of Belgium,
5.75%, 3/28/08	155	228
France (6.3%)
Government of France B.T.A.N.,
3.50%, 1/12/09	40	58
Netherlands (5.5%)
Netherlands Government,
5.25%, 7/15/08	35	51
Total Fixed Income Securities (Cost $344)	396

Shares
Short-Term Investment (46.4%)
Investment Company (46.4%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $430)	(p) 430,279	430
Total Investments + (89.2%) (Cost $774)	826
Other Assets in Excess of Liabilities (10.8%)	100
Net Assets (100%)	$926

(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended December 31, 2007, advisory fees paid were reduced by $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $18,000. During the three months ended December 31, 2007, cost of purchases and sales in the Liquidity Fund were $494,000 and $472,000, respectively.

EUR	Euro
+

At December 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $774,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $52,000 of which $52,000 related to appreciated securities and $0 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation Depreciation (000)
EUR	271	$396	1/31/08	USD	391	$391	$(5)

USD - United Stactes Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
				Appreciation
	Number of	Value	Expiration	Depreciation
	Contracts	(000)	Date	(000)
Long:
Euro Schatz 2yr.
(Germany)	4	$604	Mar-08	$(4)

Morgan Stanley Institutional Fund Trust
Advisory Global Fixed Income Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2007 (unaudited)

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (34.7%)
Argentina (6.1%)
Government of Argentina,
8.28%, 12/31/33	$	(d)11,171	$10,644
Austria (1.7%)
Republic of Austria,
5.00%, 1/15/08	EUR	2,000	2,925
Belgium (4.3%)
Kingdom of Belgium,
5.75%, 3/28/08	5,100		7,487
France (4.6%)
Government of France B.T.A.N,
3.00%, 7/12/08	5,500		7,992
Mexico (8.4%)
Mexican Bonos,
9.50%, 12/18/14	MXN	148,305	14,611
Netherlands (5.1%)
Netherlands Government,
2.50%, 1/15/08	EUR	6,000	8,767
United Kingdom (4.5%)
Government of United Kingdom,
5.75%, 12/7/09	GBP	3,850	7,863
Total Fixed Income Securities (Cost $55,042)			60,289

	No. of
	Contracts
Put Options Purchased (0.4%)
Switzerland (0.4%)
Swiss Franc Put @ $1.186 expiring 3/6/08, (Cost $5,557)	(a)206,500		734

	Shares
Short-Term Investment (63.8%)
Investment Company (63.8%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $110,841)	(p)100,840,695		110,841
Total Investments + (98.9%) (Cost $171,440)			171,864
Other Assets in Excess of Liabilities (1.1%)			1,828
Net Assets (100%)			$173,692

(a)	Non-income producing security.
(d)	Security was valued at fair value — At December 31, 2007, the Portfolio held approximately $10,644,000 of fair valued security, representing 6.1% of net assets.
(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended December 31, 2007, advisory fees paid were reduced by $163,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $3,929,000. During the three months ended December 31, 2007, cost of purchases and sales in the Liquidity Fund were $9,570,000 and $4,585,000, respectively.

EUR	Euro
GBP	British Pound
MXN	Mexican Peso
+

At December 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $171,440,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $424,000 of which $5,616,000 related to appreciated securities and $5,192,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
				In			Unrealized
Currency				Exchange			Appreciation
to Deliver		Value	Settlement	For		Value	Depreciation
(000)		(000)	Date	(000)		(000)	(000)
EUR	18,350	$26,842	1/31/08	USD	26,497	$26,497	$(345)
EUR	42,024	61,478	2/14/08	USD	61,704	61,704	226
GBP	3,935	7,829	1/24/08	USD	7,972	7,972	143
USD	58,865	58,865	2/14/08	JPY	6,450,000	58,008	(857)
		$155,014				$154,181	$(833)

JPY	–	Japanese Yen
USD	–	United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
				Appreciation
	Number of	Value	Expiration	Depreciation
	Contracts	(000)	Date	(000)
Long:
Euro-Schatz 2yr.
(Germany)	617	$93,235	Mar-08	$(597)

Morgan Stanley Institutional Fund Trust
Advisory Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2007 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (142.3%)
Agency Adjustable Rate Mortgages (4.8%)
Federal Home Loan Mortgage Corp.,
3.53%, 5/1/34	$1,936	$1,955
5.59%, 11/1/36	10,535	10,672
5.61%, 4/1/37	29,470	29,875
5.97%, 1/1/37	12,358	12,556
Federal National Mortgage Association,
4.88%, 5/1/35	3,706	3,701
4.98%, 3/1/37	4,883	4,893
5.59%, 6/1/34	19	19
5.81%, 5/1/37	14,805	15,140
5.97%, 4/1/37	26,608	27,292
7.24%, 4/1/36	23,755	24,186
Government National Mortgage Association,
5.63%, 7/20/25-9/20/27	3,381	3,401
6.13%, 10/20/25-12/20/27	4,547	4,611
6.38%, 6/20/24-2/20/28	20,381	20,663
		158,964
Agency Fixed Rate Mortgages (68.7%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
7.50%, 10/1/35	1,355	1,433
8.00%, 7/1/08	@—	@—
8.75%, 4/1/08	@—	@—
9.00%, 10/1/16	18	20
9.50%, 10/1/16-3/1/20	787	860
10.00%, 1/1/09-12/1/20	1,857	2,097
10.25%, 1/1/09-12/1/11	10	10
10.50%, 11/1/08-12/1/20	861	963
11.00%, 2/1/11-9/1/20	542	609
11.25%, 6/1/10-12/1/15	8	8
11.50%, 12/1/09-9/1/19	350	385
11.75%, 8/1/14-4/1/15	32	37
12.00%, 10/1/09-7/1/20	386	440
12.50%, 10/1/09-6/1/15	27	31
13.00%, 9/1/10-12/1/13	3	3
13.50%, 2/1/10	1	1
Gold Pools:
5.50%, 12/1/36-11/1/37	91,625	91,450
6.00%, 10/1/28-10/1/37	15,581	15,821
6.50%, 5/1/21-11/1/33	4,925	5,095
7.00%, 12/1/26-11/1/32	14,510	15,218
7.50%, 2/1/23-1/1/34	29,505	31,520
8.00%, 5/1/20-12/1/31	13,628	14,598
8.50%, 10/1/10-7/1/31	31,963	34,338
9.00%, 10/1/17-1/1/31	2,619	2,841
9.50%, 11/1/16-12/1/22	1,173	1,281
10.00%, 6/1/17-4/1/25	723	812
10.50%, 7/1/19-3/1/21	275	316
11.00%, 7/1/17-9/1/20	231	251
11.50%, 1/1/16-6/1/20	166	182
12.00%, 6/1/20	228	244
12.50%, 7/1/19	7	7
January TBA
5.50%, 1/15/37	(i)134,100	133,828
6.00%, 1/15/36	(i)397,900	403,806
6.50%, 1/15/36	(i)56,900	58,491
February TBA
5.00%, 2/15/37	(i)64,250	62,654
5.50%, 2/15/37	(i)135,000	134,641

Federal National Mortgage Association,
Conventional Pools:
4.50%, 8/1/18	323	318
5.50%, 3/1/17	338	343
6.00%, 4/1/13-11/1/32	605	622
6.50%, 6/1/15-4/1/34	55,003	56,891
7.00%, 12/1/12-4/1/36	90,699	95,561
7.50%, 10/1/12-8/1/37	72,537	77,071
8.00%, 4/1/09-4/1/33	47,634	50,913
8.50%, 12/1/08-5/1/32	43,194	46,521
9.00%, 6/1/18-4/1/26	1,058	1,145
9.50%, 7/1/16-4/1/30	5,647	6,179
10.00%, 9/1/10-11/1/25	5,270	6,022
10.50%, 10/1/11-6/1/27	1,465	1,672
10.75%, 10/1/11	4	4
11.00%, 10/1/13-7/1/25	383	430
11.50%, 8/1/11-8/1/25	755	843
12.00%, 1/1/13-5/1/20	244	271
12.50%, 2/1/11-9/1/15	353	404
Gold Pool:
5.50%, 10/1/37	839	838
January TBA
4.50%, 1/25/19	(i)104,900	103,261
5.00%, 1/25/20-1/25/35	(i)402,250	395,091
5.50%, 1/25/34	(i)209,850	209,620
6.00%, 1/25/36	(i)4,000	4,062
6.50%, 1/25/34	(i)47,300	48,623
7.00%, 1/25/36	(i)49,025	51,001
Government National Mortgage Association,
Various Pools:
5.50%, 12/15/32	29	29
6.50%, 10/15/10	19	20
7.00%, 7/15/31	139	147
8.50%, 7/15/16-3/15/20	1,537	1,664
9.00%, 11/15/16-11/15/24	8,627	9,310
9.50%, 7/15/09-10/15/24	20,397	22,252
10.00%, 11/15/09-2/15/26	31,224	36,102
10.50%, 4/15/13-4/15/25	7,020	8,172
11.00%, 12/15/09-4/15/21	8,282	9,413
11.50%, 3/15/10-11/15/19	558	641
12.00%, 11/15/12-5/15/16	1,149	1,329
12.50%, 5/15/10-4/15/19	86	98
13.00%, 1/15/11-10/15/13	35	41
13.50%, 5/15/10-5/15/13	35	41
		2,261,256
Asset Backed Corporate (0.0%)
Bear Stearns Asset Backed Securities, Inc.,
5.06%, 9/25/34	(h)44	43
Collateralized Mortgage Obligations — Agency Collateral Series (1.4%)
Federal Home Loan Mortgage Corp.,
Inv FI IO
0.94%, 3/15/24	(h)35,936	2,163
2.92%, 1/1/80	(h)162	16
2.97%, 6/15/28-3/15/32	(h)3,363	124
3.32%, 12/15/23	(h)3,121	607
3.47%, 9/15/30	(h)2,008	192
3.52%, 10/15/29	(h)31	1
Inv FI IO PAC
1.00%, 2/15/27	4,293	54
4.54%, 3/15/08	(h)4	@—
5.02%, 2/15/08	(h)9	@—
6.00%, 4/15/32	439	46
7.00%, 9/15/27	53	13
Inv FI IO REMIC
1.94%, 6/17/27	(h)158	13
2.47%, 8/15/30	(h)76	6
10.00%, 6/1/20-6/15/20	233	190

IO
5.00%, 6/15/17	301	30
5.50%, 10/15/29-8/15/30	9,526	604
6.00%, 5/1/31	1,292	268
6.50%, 4/1/28-5/15/33	2,104	455
7.00%, 6/1/30	4,540	1,073
7.50%, 4/1/28-9/1/30	2,394	657
8.00%, 10/15/12-6/1/31	7,478	1,893
Federal National Mortgage Association,
Inv FI IO
1.54%, 7/25/34	(h)26,153	1,540
2.52%, 2/17/31	(h)786	51
3.00%, 7/18/27	(h)750	49
3.34%, 10/25/28	(h)2,678	124
3.50%, 11/18/30	(h)1,141	106
3.55%, 10/18/30	(h)343	25
3.60%, 3/18/30	(h)8
3.63%,7/25/30- 8/25/30	(h)2,396	185
3.74%, 10/25/29	(h)424	13
Inv FI IO REMIC
33.72%, 9/25/20	(h)153	258
39.38%, 9/25/22	(h)228	296
IO
0.19%, 8/25/34	(h)389,614	7,960
5.00%, 2/25/15	239	4
5.50%, 3/25/17	313	20
6.00%, 8/25/32-5/25/33	19,164	3,926
6.50%, 6/1/31-6/25/33	21,331	4,833
7.00%, 4/1/32-5/25/33	16,518	3,687
7.50%, 4/1/27-1/1/32	5,653	1,488
8.00%, 4/1/24-12/25/30	22,903	5,617
8.50%, 10/1/24-10/1/25	4,371	1,202
9.00%, 11/1/26	2,239	529
9.50%, 9/1/18	1
34.16%, 6/25/21	@—	1
57.35%, 12/25/21	(h)@—	1
IO PAC REMIC
8.00%, 8/18/27-9/18/27	8,154	1,928
8.75%, 11/25/19	7	8
36.18%, 9/25/20	@—	6
45.04%, 7/25/21	@—	3
Government National Mortgage Association
Inv FI IO
2.94%, 9/16/27	(h)277	30
2.97%, 4/16/29	(h)10,525	734
3.20%, 5/20/31	(h)2,568	313
3.52%, 12/16/29	(h)752	95
3.57%, 8/16/29	(h)13,464	1,635
		45,072
Collateralized Mortgage Obligation — Non Agency Collateral Series (17.7%)
Banc of America Commercial Mortgage, Inc.
5.66%, 6/10/49	(h)34,450	35,288
5.69%, 4/10/49	(h)1,175	1,208
5.75%, 2/10/51	(h)27,825	28,747
Bank of America Funding Corp.,
IO
1.52%, 9/20/35	71,458	2,054
Bear Stearns Commercial Mortgage Securities,
5.69%, 6/11/50	(h)26,159	26,763
Citigroup Commercial Mortgage Trust,
5.43%, 10/15/49	16,125	16,247
5.70%, 12/10/49	(h)23,175	23,877
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.89%, 11/15/44	(h)19,500	20,169
Commercial Mortgage Pass Through Certificates,
5.82%, 12/10/49	(h)30,100	31,254

Countrywide Alternative Loan Trust,
IO
0.83%, 3/20/46	28,338	1,213
0.99%, 1/1/80	254,134	7,624
1.31%, 12/20/46	273,307	13,701
1.54%, 3/20/46	119,121	5,421
2.09%, 2/25/37	153,895	8,030
2.64%, 12/20/35	(e)(h)172,600	6,996
2.80%, 2/20/47	134,706	6,795
5.20%, 12/20/46	(h)5,847	5,336
Countrywide Home Loan Mortgage Pass Through Trust,
IO
0.60%, 2/25/35	72,432	1,358
Credit Suisse Mortgage Capital Certificates,
5.72%, 6/15/39	(h)13,500	13,909
Greenpoint Mortgage Funding Trust,
5.04%, 1/25/37	(h)33,777	31,545
IO
1.36%, 6/25/45	64,987	1,760
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39	18,400	18,544
GS Mortgage Securities Corp.,
IO
2.90%, 3/25/36	(e)(h)62,454	2,459
GS Mortgage Securities Corp. II,
5.80%, 8/10/45	(c)(h)34,200	35,440
Harborview Mortgage Loan Trust,
IO
2.27%, 5/19/35	(h)129,566	2,996
2.57%, 1/19/36	(h)51,594	1,612
2.61%, 3/19/37	(h)103,382	4,587
2.62%, 10/20/45	(h)81,671	3,726
PO
1/19/36-10/20/45	2,202	472
Impac CMB Trust,
5.29%, 9/25/34	(h)99	96
Indymac Index Mortgage Loan Trust,	.
IO
1.85%, 7/25/35	(h)94,295	3,418
JP Morgan Chase Commercial Mortgage Securities Corp.,
5.44%, 6/12/47	16,550	16,647
5.75%, 2/12/49	(h)15,825	16,308
5.82%, 6/15/49	(h)34,100	35,353
Kidder Peabody Mortgage Assets Trust,
IO
9.50%, 4/22/18	30	7
LB Commercial Conduit Mortgage Trust,
6.13%, 7/15/44	(h)21,550	22,580
LB-UBS Comercial Mortgage Trust,
5.43%, 2/15/40	5,700	5,736
5.86%, 7/17/40	(h)24,025	24,897
Lehman Brothers-UBS Comercial Mortgage Trust,
5.87%, 9/15/45	(h)24,000	24,875
Lehman Structured Securities Corp.,
IO
7.00%, 10/26/29	(e)23,906	1,669
Wachovia Bank Commercial Mortgage Trust,
5.34%, 12/15/43	17,500	17,480
5.68%, 5/15/46	22,600	23,094
5.74%, 6/15/49	(h)17,090	17,580
5.90%, 2/15/51	(h)14,250	14,908
		583,779
Mortgages — Other (49.7%)
Alliance Bancorp Trust,
5.10%, 7/25/37	(h)17,520	16,580
American Express Co.,
9.63%, 12/1/12	(d)(k)69	69

American Home Mortgage Assets,
5.28%, 10/25/46	(h)6,084	3,650
4.99%, 3/25/47	(h)31,408	29,259
5.06%, 10/25/46	(h)20,418	19,064
5.10%, 5/25/46-9/25/46	(h)48,481	43,944
5.11%, 6/25/47	(h)25,033	22,960
5.16%, 9/25/45-6/25/47	(h)27,166	22,326
5.59%, 11/25/45	(h)4,425	3,737
American Home Mortgage Investment Trust,
5.06%, 3/25/46-5/25/47	(h)45,505	42,255
American Housing Trust,
9.55%, 9/25/20	712	710
Bear Stearns Mortgage Funding Trust,
5.02%, 12/25/36	(h)44,128	41,945
5.05%, 10/25/36	(h)1,194	1,119
5.06%, 9/25/36	(h)26,138	24,515
5.11%, 7/25/36	(h)29,409	27,226
California Federal Savings & Loan Association,
8.80%, 1/25/14	1	1
Countrywide Alternative Loan Trust,
5.01%, 4/25/47	(h)32,083	30,100
5.03%, 5/25/47	(h)20,505	19,233
5.05%, 6/25/47	(h)40,814	38,488
5.14%, 12/25/46	(h)15,374	12,431
5.15%, 10/25/35	(h)4,124	4,079
5.16%, 3/20/46	(h)15,583	14,599
5.21%, 11/20/35	(h)7,465	7,226
5.23%, 9/20/46	(h)11,844	9,660
5.24%, 11/20/35	(h)7,222	7,066
5.25%, 12/20/46	(h)18,324	14,688
5.34%, 12/20/35	(h)13,782	12,651
5.38%, 7/25/46	(h)8,312	4,265
5.50%, 3/25/47	(h)3,058	1,417
5.66%, 6/25/46	(h)10,236	5,369
5.88%, 12/20/46	(h)6,320	5,200
5.95%, 11/20/35	(h)15,667	7,677
6.11%, 6/25/47	(h)3,000	1,125
6.49%, 2/25/36	(h)20,438	20,446
6.83%, 11/25/35	(h)16,526	16,337
Countrywide Home Loan Mortgage Pass Through Trust,
5.16%, 4/25/36	(h)19,927	18,528
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
5.02%, 2/25/47	(h)37,069	34,962
5.62%, 2/25/47	(h)13,942	11,642
Deutsche ALT-A Securities NIM Trust,
6.75%, 2/25/47	(e)4,123	4,002
Downey Savings & Loan Association Mortgage Loan Trust,
5.15%, 3/19/37	(h)4,958	4,517
5.16%, 11/19/37	(h)33,788	31,938
5.73%, 4/19/46	(h)24,893	23,553
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.73%, 1/1/37	(h)16,573	16,882
PAC
8.55%, 1/15/21	32	33
9.50%, 4/15/20	122	129
9.90%, 10/15/19	536	573
9.60%, 4/15/20	114	121
10.00%, 5/15/20	360	385
Federal National Mortgage Association,
PAC
5.28%, 12/25/08	(h)3	3
7.00%, 9/25/32	6,807	7,210
8.50%, 9/25/20	54	58
Gemsco Mortgage Pass Through Certificate,
8.70%, 11/25/10	(d)6	6

Greenpoint Mortgage Funding Trust,
5.03%, 4/25/47	(h)27,557	25,379
5.06%, 3/25/47	(h)38,274	35,922
GSR Mortgage Loan Trust,
5.06%, 8/25/46	(h)30,077	28,246
Harborview Mortgage Loan Trust,
5.11%, 3/19/37-3/19/38	(h)66,789	62,587
5.15%, 11/19/36-1/19/38	(h)68,737	64,810
5.16%, 11/19/36	(h)33,754	31,694
5.18%, 7/21/36	(h)27,355	25,285
5.20%, 3/19/37-7/19/46	(h)39,498	36,641
5.25%, 7/19/45	(h)3,683	3,439
5.34%, 11/19/35	(h)13,141	11,972
Harborview NIM Corp.,
6.41%, 3/19/37-3/19/38	(e)5,591	5,575
Indymac Index Mortgage Loan Trust,
5.10%, 1/1/80	(h)17,887	16,377
5.15%, 7/25/35	(h)4,171	3,809
Lehman XS Trust,
5.14%, 1/1/80	(h)23,487	22,063
5.28%, 8/25/46	(h)15,199	11,876
5.87%, 3/25/47	(h)12,991	8,839
Luminent Mortgage Trust,
5.10%, 5/25/46	(h)15,521	14,313
Mastr Adjustable Rate Mortgages Trust,
5.11%, 4/25/46	(h)13,410	12,190
5.51%, 4/25/46	(h)7,294	3,971
5.61%, 4/25/46	(h)3,765	1,925
6.06%, 5/25/47	(h)6,928	3,221
Residential Accredit Loans, Inc.,
5.01%, 2/25/37	(h)28,539	26,684
5.02%, 2/25/37-3/25/47	(h)58,736	55,555
5.06%, 3/25/47-6/25/37	(h)53,986	51,858
5.10%, 6/25/46	(h)30,095	27,433
5.12%, 2/25/46-5/25/47	(h)34,644	31,812
5.14%, 2/25/46	(h)7,672	7,263
5.16%, 6/25/37	(h)14,855	12,167
Ryland Acceptance Corp. IV,
6.65%, 7/1/11	214	214
Structured Asset Mortgage Investments, Inc.,
5.06%, 2/25/36-10/25/36	(h)31,987	30,227
5.10%, 7/25/36-8/25/36	(h)75,366	69,426
5.14%, 4/25/36	(h)28,785	26,538
5.15%, 7/25/36	(h)8,253	6,915
5.16%, 5/25/36	(h)8,328	6,893
5.18%, 2/25/36	(h)35,246	32,207
Washington Mutual Alternative Mortgage Pass-Through Certificates,
5.73%, 4/25/46	(h)43,679	41,988
5.75%, 8/25/46	(h)28,180	26,919
Washington Mutual, Inc.,
5.10%, 7/25/47	(h)1,334	1,217
5.11%, 12/25/45	(h)5,195	5,112
5.12%, 10/25/45	(h)3,179	3,148
5.14%, 4/25/45	(h)11,332	10,353
5.15%, 8/25/45	(h)1,381	1,371
5.21%, 6/25/46	(h)4,300	3,476
5.23%, 7/25/45	(h)9,799	8,867
5.73%, 5/25/46	(h)16,169	15,284
Zuni Mortgage Loan Trust,
5.00%, 8/25/36	16,447	15,733
		1,634,753
Total Fixed Income Securities (Cost $4,845,991)		4,683,867

	Shares
Preferred Stock (0.7%)
Mortgages — Other
Home Ownership Funding Corp., 13.33% (Cost $21,855)	(e)1,534,75	23,077

	No. of
	Contracts
Put Options Purchased (0.0%)
90 Day EuroDollar
3/08 @ $94.50 (Cost $39)	(a)207	1

	Face
	Amount
	(000)
Short-Term Investments (7.5%)
Short-Term Debt Securities held as Collateral on Loaned Securities (0.1%)
Alliance & Leicester plc,
5.26%, 9/2/08	$ (h)131	131
Bancaja,
5.35%, 8/12/08	65	65
Bank of New York Co., Inc.,
5.24%, 8/8/08	(h)65	65
BASF AG,
5.18%, 8/19/08	(h)65	65
BNP Paribas plc,
4.90%, 5/19/08	(h)131	131
CAM US Finance S.A. Unipersonal,
5.24%, 7/25/08	(h)262	262
Canadian Imperial Bank of Commerce, New York,
4.42%, 7/28/08	(h)131	131
CC USA, Inc.,
3.89%, 1/28/08	(h)65	65
CIT Group Holdings,
5.23%, 6/18/08	(h)235	235
Citigroup Global Markets Holdings, Inc.,
4.51%, 1/2/08	892	892
Credit Suisse First Boston, New York,
4.32%, 3/14/08	(h)131	131
First Tennessee Bank,
5.05%, 8/15/08	(h)65	65
5.06%, 8/15/08	(h)262	262
Goldman Sachs Group, Inc.,
4.62%, 2/13/09	(h)123	123
5.10%, 9/12/08	(h)65	65
HSBC Finance Corp.,
5.26%, 8/5/08	(h)65	65
IBM Corp.,
5.27%, 9/8/08	(h)262	262
Lehman Brothers, Inc.,
4.49%, 1/2/08	111	111
Macquarie Bank Ltd.,
4.95%, 8/20/08	(h)131	131
Metropolitan Life Global Funding,
4.89%, 8/21/08	(h)196	196
National Bank of Canada,
5.21%, 4/2/08	(h)261	261
National Rural Utilities Cooperative Finance Corp.,
5.24%, 9/2/08	(h)261	261
Nationwide Building Society,
4.92%, 7/28/08	(h)152	152
Unicredito Italiano Bank (Ireland) plc,
5.04%, 8/14/08	(h)144	144
5.26%, 8/8/08	(h)92	92
		4,363

	Shares
Investment Company (6.8%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)222,519,570	222,519

	Face
	Amount
	(000)
U.S. Treasury Security (0.6%)
U.S. Treasury Bill,
1.98%, 1/10/08	$ (j)(r)19,890	19,879
Total Short-Term Investments (Cost $246,751)		246,761
Total Investments + (150.5%) (Cost $5,114,636)— including $4,287 of Securities Loaned		4,953,706
Liabilities in Excess of Other Assets (-50.5%)		(1,662,441)
Net Assets (100%)		$3,291,265

(a)	Non-income producing security.
(c)

All or a portion of security on loan at December 31, 2007. At December 31, 2007, the Portfolio had loaned securities with a total value of $4,287,000. This was secured by collateral of $4,363,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(d)	Securities were valued at fair value — At December 31, 2007, the Portfolio held approximately $75,000 of fair valued securities, representing less than 0.05% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2007.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Security has been deemed illiquid at December 31, 2007.
(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended December 31, 2007, advisory fees paid were reduced by $3,191,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $13,708,000. During the three months ended December 31, 2007, cost of purchases and sales in the Liquidity Fund were $567,326,000 and $676,202,000, respectively.

(r)	Rate shown is the Yield to Maturity at December 31, 2007.
@	Face Amount/Value is less than $500.
Inv FI	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2007.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced
+

At December 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $5,114,636,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $160,930,000 of which $52,493,000 related to appreciated securities and $213,423,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

					Net
					Unrealized
		Number			Appreciation
		of	Value	Expiration	(Depreciation)
		Contracts	(000)	Date	(000)
Long:
	EuroDollar
	CME	1,204	$288,253	Mar-08	$926
	EuroDollar
	CME	657	158,715	Mar-09	3,162
	EuroDollar
	CME	621	149,436	Jun-08	2,314
	EuroDollar
	CME	704	169,858	Jun-09	1,614
	EuroDollar
	CME	619	149,349	Sep-08	2,693
	EuroDollar
	CME	606	146,394	Dec-09	2,850

Short:
	U.S. Treasury
	2 yr. Note	275	57,819	Mar-08	(26)
	U.S. Treasury
	5 yr. Note	655	72,234	Mar-08	(56)
	U.S. Treasury
	10 yr. Note	2,889	327,586	Mar-08	(1,839)
	U.S. Treasury
	Long Bond	7,171	834,525	Mar-08	698
	EuroDollar
	CME	300	71,560	Sep-09	(703)
	EuroDollar
	CME	231	55,544	Dec-09	(498)
	EuroDollar
	CME	173	41,530	Mar-10	(336)
	EuroDollar
	CME	55	13,182	Jun-10	(95)
	EuroDollar
	CME	23	5,505	Sep-10	(36)
					10,668

CME — Chicago Mercantile Exchange

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)
Citigroup	3 Month LIBOR	Pay	5.37%	5/23/2017	$127,400	$7,241
	3 Month LIBOR	Receive	5.07	11/9/2009	15,000	(490)
	3 Month LIBOR	Receive	5.29	9/28/2017	105,250	(6,629)
	3 Month LIBOR	Receive	5.00	11/13/2017	27,450	(726)
Deutsche Bank	3 Month LIBOR	Pay	5.35	5/24/2017	147,000	8,136
	3 Month LIBOR	Pay	5.39	5/25/2017	187,850	10,974
	3 Month LIBOR	Pay	5.43	5/29/2017	326,350	19,993
JPMorgan Chase	3 Month LIBOR	Pay	5.37	5/23/2017	63,400	3,618
	3 Month LIBOR	Pay	5.34	5/24/2017	128,200	7,008
	3 Month LIBOR	Pay	5.09	9/11/2017	190,000	8,796
	3 Month LIBOR	Pay	5.16	9/20/2017	82,150	4,322
	3 Month LIBOR	Pay	5.44	5/29/2017	50,000	1,695
	3 Month LIBOR	Receive	5.23	9/27/2017	99,600	(5,829)
	3 Month LIBOR	Receive	5.30	9/28/2017	100,000	(6,391)
	3 Month LIBOR	Pay	5.25	10/11/2017	55,150	2,584
	3 Month LIBOR	Receive	5.01	11/13/2017	52,300	(1,463)
Lehman Brothers	3 Month LIBOR	Pay	5.40	5/25/2017	127,050	7,561
						$60,400

LIBOR — London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust
Balanced Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2007 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (23.3%)
Agency Adjustable Rate Mortgages (0.8%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.61%, 1/1/37	$303	$308
5.72%, 1/1/37	461	465
5.85%, 4/1/37	298	302
Federal National Mortgage Association,
Conventional Pools:
5.12%, 11/1/35	304	305
7.18%, 5/1/36	478	491
7.22%, 7/1/36	362	371
7.24%, 8/1/36	262	267
Government National Mortgage Association,
6.13%, 11/20/25 - 12/20/27	104	106
6.38%, 2/20/25 - 1/20/28	428	436
		3,051
Agency Fixed Rate Mortgages (7.7%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 9/1/17	17	19
10.50%, 8/1/19 - 12/1/19	55	64
11.00%, 5/1/20 - 9/1/20	29	33
12.00%, 3/1/15	24	28
Gold Pools:
5.50%, 1/1/37	1,997	1,993
5.50%, 5/1/37	1,891	1,887
6.00%, 11/1/36 - 8/1/37	1,884	1,912
7.50%, 8/1/20 -11/1/32	385	412
8.00%, 7/1/30 - 8/1/31	359	384
9.50%, 12/1/22	28	31
10.00%, 12/1/19	30	34
January TBA
5.50%, 1/15/37	(i)975	973
6.00%, 1/15/37	(i)3,650	3,704
6.50%, 1/15/37	(i)600	617
February TBA
5.00%, 2/15/37	(i)900	878
5.50%, 2/15/37	(i)1,950	1,945
Federal National Mortgage Association,
Conventional Pools:
5.00%, 4/1/37	999	975
5.50%, 6/1/37 - 7/1/37	1,894	1,893
6.50%, 4/1/32 - 7/1/32	288	298
7.00%, 3/1/18 - 10/1/34	1,093	1,151
7.50%, 11/1/29 - 9/1/35	817	871
8.00%, 2/1/30 - 5/1/32	372	397
8.50%, 6/1/30 - 12/1/30	240	259
9.50%, 11/1/20 - 4/1/30	236	259
10.00%, 1/1/10 - 7/1/17	28	31
10.50%, 12/1/16 - 4/1/22	143	161
11.50%, 11/1/19	2	2
12.50%, 9/1/15	11	13
January TBA
4.50%, 1/25/22	(i)1,400	1,378
5.00%, 1/25/22 - 1/25/37	(i)4,300	4,230
5.50%, 1/25/37	(i)975	974
6.50%, 1/25/37	(i)1,100	1,131
7.00%, 1/25/37	(i)475	494
Government National Mortgage Association,
Various Pools:
9.50%, 10/15/18 - 11/15/21	84	91
10.00%, 11/15/09 - 12/15/21	254	289
10.50%, 2/15/20 - 12/15/20	46	53
11.00%, 1/15/19	50	58
		29,922

Asset Backed Corporates (2.7%)
ACE Securities Corp.,
5.19%, 5/25/34	(h)53	51
American Express Credit Account Master Trust,
5.03%, 10/15/12	(h)325	323
Argent Securities, Inc.,
4.92%, 10/25/36	(h)278	273
Bear Stearns Asset Backed Securities, Inc.,
4.97%, 1/25/37	(h)206	196
5.06%, 9/25/34	(h)17	17
5.09%, 3/25/35	(h)40	40
Capital Auto Receivables Asset Trust,
5.04%, 11/15/11	(h)400	397
5.09%, 7/15/10 - 5/15/11	(h)1,100	1,093
Carrington Mortgage Loan Trust,
4.98%, 2/25/35	(h)293	281
Citibank Credit Card Issuance Trust,
4.87%, 3/22/12	(h)400	398
5.65%, 9/20/19	350	351
Countrywide Asset Backed Certificates,
5.02%, 7/25/25	(h)102	102
First Franklin Mortgage Loan Asset Backed Certificates,
4.92%, 7/25/36 - 3/25/37	(h)504	490
4.93%, 2/25/36	(h)124	123
4.98%, 10/25/35	(h)48	48
Ford Credit Auto Owner Trust,
5.04%, 4/15/10	(h)750	748
Fremont Home Loan Owner Trust,
4.92%, 10/25/36	(h)289	281
GSAMP Trust,
4.93%, 1/25/37	(h)227	221
4.98%, 3/25/47	(h)352	337
MBNA Master Credit Card Trust,
7.80%, 10/15/12	900	971
RAAC Series,
4.97%, 9/25/45	(h)52	51
Residential Asset Mortgage Products, Inc.,
4.93%, 6/25/29	(h)256	251
Residential Asset Securities Corp.,
4.97%, 2/25/30	(h)290	278
Securitized Asset Backed Receivables LLC Trust,
4.93%, 12/25/35	(h)16	16
4.97%, 2/25/37	(h)331	308
5.00%, 5/25/37	(h)330	320
SLM Student Loan Trust,
5.07%, 10/25/14	(h)419	419
Soundview Home Equity Loan Trust,
4.94%, 1/25/37 - 6/25/37	(h)475	458
4.97%, 2/25/37	(h)320	300
Structured Asset Securities Corp.,
4.96%, 2/25/37 - 6/25/37	(h)578	561
4.98%, 1/25/37	(e)(h)267	256
TXU Electric Delivery Transition Bond Co.,
4.81%, 11/17/14	100	100
Terwin Mortgage Trust,
4.97%, 4/25/37	(e)(h)210	206
		10,265
Collateralized Mortgage Obligations — Agency Collateral Series (0.1%)
Federal Home Loan Mortgage Corp.,
Inv FI IO
3.52%, 10/15/29	(h)36	1
Inv FI IO PAC
4.54%, 3/15/08	(h)1	@—
5.02%, 2/15/08	(h)2	@—
IO
5.00%, 6/15/17	228	23
6.50%, 3/15/33	143	30
7.50%, 12/1/29	95	27
8.00%, 1/1/28 - 6/1/31	28	7
Federal National Mortgage Association,
Inv FI IO
2.52%, 2/17/31	(h)365	24
3.60%, 3/18/30	(h)9	@—
IO
1.18%, 3/25/36	1,592	43

5.00%, 2/25/15	101	2
6.00%, 8/25/32 - 7/25/33	133	24
6.50%, 6/1/31 - 6/25/33	281	63
7.00%, 4/25/33	92	19
8.00%, 4/1/24 - 12/1/31	341	85
9.00%, 11/1/26	37	9
IO PAC
8.00%, 8/18/27	77	18
Government National Mortgage Association,
Inv FI IO
2.97%, 4/16/29	(h)192	13
3.57%, 8/16/29	(h)113	9
		397
Collateralized Mortgage Obligations — Non Agency Collateral Series (2.6%)
Banc of America Commercial Mortgage, Inc.,
5.41%, 9/10/47	300	302
5.66%	(h)(o)350	359
5.69%	(h)(o)200	206
5.75%, 2/10/51	(h)375	387
Bear Stearns Commercial Mortgage Securities,
5.69%, 6/11/50	(h)300	307
5.71%, 6/11/40	(h)250	258
Bear Stearns Structured Products, Inc.,
1.13%, 6/26/36	(e)5,879	149
1.20%, 1/27/37	(e)5,153	119
1.31%, 1/27/37	11,439	255
1.93%, 5/25/37	(e)6,387	192
Citigroup Commercial Mortgage Trust,
5.43%	(o)325	327
5.70%	(h)(o)300	309
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.89%, 11/15/44	(h)300	310
Commercial Mortgage Pass Through Certificates,
5.82%	(h)(o)275	286
Countrywide Alternative Loan Trust,
IO
1.31%, 12/20/46	3,340	167
1.54%, 3/20/46	1,621	74
2.04%, 3/20/47	2,969	162
2.09%, 2/25/37	1,839	96
2.21%, 2/25/47	(e)3,846	98
2.30%, 12/20/35	(e)(h)1,730	57
2.36%, 5/25/47	(e)1,960	63
2.64%, 12/20/35	(e)(h)2,318	94
Countrywide Home Loan Mortgage Pass Through Trust,
IO
0.60%, 2/25/35	1,451	27
Credit Suisse Mortgage Capital Certificates,
5.72%, 6/15/39	(h)300	309
Greenpoint Mortgage Funding Trust,
IO
2.28%, 10/25/45	1,198	40
2.37%, 8/25/45	914	29
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39	300	302
GS Mortgage Securities Corp. II,
5.80%, 8/10/45	(c)(h)425	440
Harborview Mortgage Loan Trust,
5.34%, 11/19/35	(h)169	154
IO
1.99%, 6/19/35	(h)1,237	31
2.27%, 5/19/35	(h)1,705	39
2.61%, 3/19/37	(h)1,561	69
PO
3/19/37	1	1
Harborview NIM Corp.,
2.31%, 12/15/36	(e)(h)240	133
Indymac Index Mortgage Loan Trust,
IO
1.85%, 7/25/35	(h)1,106	40
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.44%, 6/12/47	325	327
5.75%	(h)(o)300	309
5.82%	(h)(o)450	467

LB Commercial Conduit Mortgage Trust,
6.13%, 7/15/44	(h)300	314
LB-UBS Commercial Mortgage Trust,
5.43%, 2/15/40	(c)200	201
5.86%, 7/15/40	(h)300	311
5.87%, 9/15/45	(h)375	389
Residential Accredit Loans, Inc.,
2.98%, 5/25/47	(e)4,455	167
3.19%, 3/25/47	(e)2,212	77
Wachovia Bank Commercial Mortgage Trust,
5.34%, 12/15/43	200	200
5.68%, 5/15/46	350	358
5.74%	(h)(o)300	309
5.90%, 2/15/51	(c)(h)300	314
		9,934
Finance (1.2%)
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11	(e)265	275
American General Finance Corp.,
4.63%, 5/15/09 - 9/1/10	80	80
AXA Financial, Inc.,
6.50%, 4/1/08	60	60
Bank of America Corp.,
5.75%, 12/1/17	140	141
Bear Stearns Co., Inc. (The),
5.55%, 1/22/17	(c)125	112
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(e)100	79
6.30%, 5/10/17	(e)45	34
Catlin Insurance Co., Ltd.,
7.25%	(e)(h)(o)100	92
Citigroup, Inc,
5.88%, 5/29/37	85	80
Countrywide Home Loans, Inc.,
3.25%, 5/21/08	(c)95	86
Farmers Insurance Exchange,
8.63%, 5/1/24	(e)290	324
General Electric Capital Corp.,
4.25%, 12/1/10	(c)80	80
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37	140	138
HSBC Finance Corp.,
5.88%, 2/1/09	(c)345	348
JPMorgan Chase & Co.,
7.00%, 11/15/09	255	266
Lehman Brothers Holdings, Inc.,
6.88%, 7/17/37	175	172
Marshall & Ilsley Bank,
3.80%, 2/8/08	190	190
Mantis Reef Ltd.,
4.69%, 11/14/08	(e)200	201
MBNA Corp.,
5.31%, 5/5/08	(h)140	140
Nationwide Building Society,
4.25%, 2/1/10	(e)155	155
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	100	103
Prudential Finance,
6.63%, 12/1/37	40	40
SLM Corp.,
4.00%, 1/15/10	120	110
Two-Rock Pass Through Trust,
5.83%	(e)(h)(o)100	40
Unicredit Luxembourg Finance S.A.,
5.14%, 10/24/08	(e)(h)230	230
Wachovia Capital Trust Ill,
5.80%	(h)(o)335	299
Washington Mutual, Inc.,
8.25%, 4/1/10	175	167
Washington Mutual Preferred Funding II,
6.67%	(e)(h)(o)100	59
Wells Fargo & Co.,
5.63%, 12/11/17	155	155

World Financial Properties,
6.91%, 9/1/13	(e)229	239
Xlliac Global Funding,
4.80%, 8/10/10	(e)155	156
		4,651
Industrials (1.1%)
ArvinMeritor, Inc.,
8.75%, 3/1/12	(c)100	94
AT&T Corp.,
8.00%, 11/15/31	160	197
AT&T, Inc.,
6.15%, 9/15/34	70	70
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	50	50
7.13%, 6/15/12	125	134
Comcast Cable Communications LLC,
6.75%, 1/30/11	40	42
Comcast LCI Holdings,
7.63%, 2/15/08	180	180
ConAgra Foods, Inc.,
7.00%, 10/1/28	45	48
8.25%, 9/15/30	55	65
Consumers Energy Co.,
4.00%, 5/15/10	30	29
4.80%, 2/17/09	80	80
Cooper Industries, Inc.,
5.25%, 11/15/12	105	108
CVS/Caremark Corp.,
5.75%, 8/15/11 - 6/1/17	65	66
CVS Lease Pass Through,
6.04%, 12/10/28	(e)132	127
DaimlerChrysler N.A. Holding Corp.,
8.50%, 1/18/31	65	82
Delhaize America, Inc.,
9.00%, 4/15/31	139	161
Echostar DBS Corp.,
6.38%, 10/1/11	145	144
FBG Finance Ltd.,
5.13%, 6/15/15	(c)(e)115	112
FISERV, Inc.,
6.80%, 11/20/17	105	108
France Telecom S.A.,
8.50%, 3/1/31	120	156
General Electric Co.,
5.25%, 12/6/17	325	325
Home Depot, Inc., (The)
5.12%, 12/16/09	(h)170	167
Hospira, Inc.,
5.31%, 3/30/10	(h)150	149
ICI Wilmington, Inc.,
4.38%, 12/1/08	65	65
Interpublic Group of Cos., Inc.,
6.25%, 11/15/14	70	60
Kroger Co. (The),
6.40%, 8/15/17	35	37
LG Electronics, Inc.,
5.00%, 6/17/10	(e)80	80
Miller Brewing Co.,
4.25%, 8/15/08	(e)110	110
Pilgrim’s Pride Corp.,
7.63%, 5/1/15	60	59
Sprint Capital Corp.,
8.75%, 3/15/32	80	90
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13	(e)148	153
Telecom Italia Capital S.A.,
4.00%, 1/15/10	155	152
Telefonica Europe B.V.,
8.25%, 9/15/30	125	155
Time Warner, Inc.,
5.11%, 11/13/09	(h)210	205
Union Pacific Corp.,
5.45%, 1/31/13	165	167
6.63%, 2/1/08	45	45

Viacom, Inc.,
6.88%, 4/30/36	110	111
Yum! Brands, Inc.,
8.88%, 4/15/11	90	99
		4,282
Mortgages - Other (5.3%)
Alliance Bancorp.,
5.11%, 7/25/37	(h)396	375
American Home Mortgage,
5.06%, 3/25/46	(h)414	378
American Home Mortgage Assets,
4.99%, 3/25/47	(h)432	403
5.06%, 10/25/46-6/25/47	(h)1,085	1,017
5.10%, 9/25/46	(h)368	333
5.16%, 6/25/47	(h)216	174
American Home Mortgage Investment Trust,
5.06%, 5/25/47	(h)565	528
Banc of America Funding Corp.,
5.30%, 9/20/35	(h)124	117
Bear Stearns Mortgage Funding Trust,
5.02%, 12/25/36	(h)503	478
5.11%, 7/25/36	(h)370	342
Countrywide Alternative Loan Trust,
5.02%, 2/25/47	(h)272	255
5.06%, 10/25/46 - 11/25/46	(h)556	525
5.10%, 6/25/47	(h)538	487
5.14%, 7/25/46	(h)233	213
5.18%, 7/25/46	(h)133	109
5.21%, 11/20/35	(h)97	94
5.25%, 12/20/46	(h)244	196
5.26%, 3/20/46	(h)233	214
Countrywide Alternative Loan Trust, NIM,
5.25%, 7/25/46	(e)@—	@—
6.50%, 10/25/46	(e)@—	@—
Countrywide Home Loan Mortgage Pass Through Trust,
5.16%, 3/25/35	(h)38	38
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
5.02%, 2/25/47	(h)489	461
5.62%, 2/25/47	(h)186	155
Deutsche ALT-A Securities, Inc., NIM Trust,
6.75%, 2/25/47	(e)88	85
Downey Savings & Loan Association Mortgage Loan Trust,
5.16%, 11/19/37	(h)393	371
5.73%, 4/19/46	(h)358	339
Federal Home Loan Mortgage Corp.,
5.85%, 10/1/36	(h)366	371
Federal National Mortgage Association,
4.93%, 12/25/36	(h)239	234
PAC,
8.50%, 9/25/20	14	15
Greenpoint Mortgage Funding Trust,
5.05%, 1/25/37	(h)348	325
5.06%, 3/25/47	(h)544	510
5.15%, 2/25/36	(h)280	265
5.19%, 3/25/36	(h)303	279
Harborview Mortgage Loan Trust,
5.06%, 1/19/38	(h)104	102
5.11%, 3/19/38	(h)343	321
5.15%, 11/19/36 - 11/19/38	(h)889	838
5.16%, 9/19/36 - 3/19/38	(h)824	768
5.18%, 7/21/36	(h)366	339
5.20%, 7/19/46	(h)284	261
5.21%, 10/19/37	(h)299	272
5.25%, 7/19/45	(h)89	83
Harborview NIM Corp.,
6.41%, 3/19/37 - 3/19/38	(e)99	99
Indymac Index Mortgage Loan Trust,
4.97%, 2/25/37	(h)351	344
4.98%, 7/25/46	(h)442	434
5.11%, 6/25/46	(h)390	357
Luminent Mortgage Trust,
5.11%, 4/25/36 - 5/25/36	(h)417	389
Mastr Adjustable Rate Mortgages Trust,
4.97%, 5/25/47	(h)161	159

Merrill Lynch Mortgage Investors, Inc.,
4.98%, 8/25/35		(h)10	10
Residential Accredit Loans, Inc.,
5.02%, 2/25/37 - 3/25/47		(h)1,108	1,058
5.06%, 12/25/36 - 6/25/37		(h)1,155	1,083
5.10%, 5/25/46		(h)187	172
5.12%, 2/25/46		(h)99	93
5.14%, 2/25/46		(h)110	104
Ryland Acceptance Corp. IV,
6.65%, 7/1/11		3	3
Structured Asset Mortgage Investments, Inc.,
5.05%, 9/25/47		(h)576	549
5.06%, 2/25/36 - 10/25/36		(h)389	368
5.10%, 7/25/36 - 8/25/36		(h)779	719
5.14%, 4/25/36		(h)351	324
5.15%, 7/25/36		(h)183	153
Washington Mutual Alternative Mortgage Pass Through Certificates,
5.06%, 7/25/46		(h)136	128
5.15%, 6/25/46		(h)191	158
5.73%, 4/25/46		(h)635	610
Washington Mutual Mortgage Pass Through Certificates,
5.11%, 12/25/45 - 1/25/47		(h)362	320
5.12%, 10/25/45		(h)39	39
5.14%, 4/25/45		(h)142	129
5.15%, 8/25/45		(h)18	17
Zuni Mortgage Loan Trust,
5.00%, 8/25/36		(h)193	185
			20,674
Sovereign (0.3%)
Government of Argentina,
8.28%, 12/31/33		(d)120	114
Government of Japan,
0.30%, 3/20/08	JPY	85,000	761
United Mexican States,
9.50%, 12/18/14	MXN	2,090	206
			1,081
U.S. Treasury Securities (1.1%)
U.S. Treasury Bonds,
5.38%, 2/15/31	$	(c)2,600	2,930
6.13%, 8/15/29		(c)1,025	1,254
			4,184
Utilities (0.4%)
Appalachian Power Co.,
5.65%, 8/15/12		35	36
Arizona Public Service Co.,
5.80%, 6/30/14		110	110
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37		35	34
7.88%, 4/1/13		20	22
Consolidated Natural Gas Co.,
6.25%, 11/1/11		45	47
Detroit Edison Co., (The),
6.13%, 10/1/10		75	78
Entergy Gulf States, Inc.,
3.60%, 6/1/08		45	45
5.52%, 12/1/09		(h)75	74
5.90%, 12/8/08		(e)(h)105	105
Kinder Morgan Finance Co.,
5.70%, 1/5/16		125	114
NiSource Finance Corp.,
5.59%, 11/23/09		(h)85	84
7.88%, 11/15/10		95	101
Ohio Edison Co.,
6.40%, 7/15/16		55	56
Ohio Power Co.,
6.00%, 6/1/16		110	111
Plains All American Pipeline, LP,
6.70%, 5/15/36		110	111
PSEG Energy Holdings LLC,
8.63%, 2/15/08		(c)65	65
Texas Eastern Transmission, LP,
7.00%, 7/15/32		70	79

Union Electric Co.,
6.40%, 6/15/17	100	105
		1,377
Total Fixed Income Securities (Cost $92,231)		89,818

	Shares
Common Stocks (38.8%)
Aerospace & Defense (1.0%)
Boeing Co.	9,450	827
General Dynamics Corp.	3,800	338
Honeywell International, Inc.	10,200	628
Lockheed Martin Corp.	4,450	468
Northrop Grumman Corp.	4,000	315
Raytheon Co.	5,150	313
Rockwell Collins, Inc.	1,200	86
United Technologies Corp.	11,800	903
		3,878
Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	19,151	1,036
Expeditors International Washington, Inc.	16,920	756
FedEx Corp.	1,850	165
United Parcel Service, Inc., Class B	7,000	495
		2,452
Airlines (0.0%)
Southwest Airlines Co.	6,150	75
Auto Components (0.0%)
WABCO Holdings, Inc.	1,116	56
Beverages (0.6%)
Anheuser-Busch Cos., Inc.	5,538	290
Brown-Forman Corp., Class B	600	45
Coca-Cola Co. (The)	15,680	962
Coca-Cola Enterprises, Inc.	2,803	73
Pepsi Bottling Group, Inc.	1,440	57
PepsiCo., Inc.	11,625	882
		2,309
Biotechnology (0.4%)
Amgen, Inc.	(a)11,960	556
Applera Corp. - Applied Biosystems Group	1,600	54
Biogen Idec, Inc.	(a)3,336	190
Genzyme Corp.	(a)1,600	119
Gilead Sciences, Inc.	(a)5,200	239
Illumina, Inc.	(a)6,993	414
		1,572
Building Products (0.1%)
Masco Corp.	8,150	176
Trane, Inc.	3,350	157
		333
Capital Markets (0.8%)
Bank Of New York Mellon Corp. (The)	4,060	198
Bear Stearns Cos., Inc. (The)	1,200	106
Charles Schwab Corp. (The)	8,351	213
Franklin Resources, Inc.	9,753	1,116
Goldman Sachs Group, Inc.	3,470	746
Lehman Brothers Holdings, Inc.	4,974	326
Merrill Lynch & Co., Inc.	5,970	320
Northern Trust Corp.	470	36
State Street Corp.	2,080	169
		3,230
Chemicals (1.1%)
Monsanto Co.	36,125	4,035
Tronox, Inc., Class B	207	2
		4,037
Commercial Banks (1.6%)
Akbank T.A.S	93,198	689
Ameriprise Financial, Inc.	1,460	81
Axis Bank Ltd. (Registered) GDR	693	17
Bank Pekao S.A.	6,203	567
BB&T Corp.	2,500	77
Comerica, Inc.	800	35
Commerce Bancorp., Inc.	900	34
Fifth Third Bancorp.	2,400	60
HDFC Bank India Ltd.	1,000	131
Icici Bank Ltd.	700	43
KeyCorp.	2,000	47
Komercni Banka A.S.	2,718	653

Marshall & Ilsley Corp.	1,200	32
National City Corp.	3,100	51
PNC Financial Services Group, Inc.	1,400	92
Powszechna Kasa	32,473	695
Regions Financial Corp.	3,200	76
State Bank of India Ltd. GDR	577	70
SunTrust Banks, Inc.	1,600	100
Synovus Financial Corp.	1,800	43
Turkiye Garanti Bankasi	123,563	1,102
Turkiye Is Bankasi, Class C	102,060	637
U.S. Bancorp	7,200	229
Wachovia Corp.	7,900	300
Wells Fargo & Co.	13,400	405
		6,266
Commercial Services & Supplies (0.5%)
ACCO Brands Corp.	(a)376	6
Corporate Executive Board Co.	12,369	743
Monster Worldwide, Inc.	(a)15,898	515
Stericycle, Inc.	(a)8,176	486
		1,750
Communications Equipment (1.8%)
Cisco Systems, Inc.	(a)111,322	3,013
Comverse Technology, Inc.	(a)2,000	35
Corning, Inc.	14,325	344
JDS Uniphase Corp.	(a)1,795	24
Motorola, Inc.	25,512	409
QLogic Corp.	(a)2,114	30
Qualcomm, Inc.	17,424	686
Research In Motion	(a)19,464	2,207
Tellabs, Inc.	(a)4,500	29
		6,777
Computer Services Software & Systems (1.1%)
Apple, Inc.	(a)16,471	3,262
Baidu.com ADR	2,580	1,007
		4,269
Computers & Peripherals (1.3%)
Dell, Inc.	(a)27,269	668
EMC Corp.	(a)26,050	483
Hewlett-Packard Co.	32,574	1,644
International Business Machines Corp.	17,915	1,937
Lexmark International, Inc., Class A	(a)1,215	42
Network Appliance, Inc.	(a)3,429	86
Sun Microsystems, Inc.	(a)10,883	197
Teradata Corp.	(a)1,008	28
		5,085
Construction & Engineering (0.1%)
Larsen & Toubro Ltd. GDR	1,684	179
Construction Materials (0.5%)
Comex ADR	39,795	1,029
Gujarat Ambuja Cements Ltd. GDR	10,474	39
Martin Marietta Materials, Inc.	6,288	834
		1,902
Consumer Finance (0.5%)
American Express Co.	35,697	1,857
Capital One Financial Corp.	1,473	70
SLM Corp.	300	6
		1,933
Distributors (0.3%)
Li & Fung Ltd.	256,000	1,023
Diversified Financial Services (1.6%)
Bank of America Corp.	21,871	902
Brookfield Asset Management, Inc., Class A	71,902	2,565
Citigroup, Inc.	26,145	770
CME Group, Inc.	1,778	1,220
JPMorgan Chase & Co.	16,668	727
Moody’s Corp.	1,940	69
		6,253
Diversified Telecommunication Services (0.0%)
AT&T, Inc.	420	17
Qwest Communications International, Inc.	(a)100	1
Sprint Nextel Corp.	200	3
Verizon Communications, Inc.	200	9
Videsh Sanchar Nigam ADR	1,200	45
		75

Electric Utilities (0.4%)
American Electric Power Co., Inc.	700	32
CEZ Group	10,955	821
Consolidated Edison, Inc.	800	39
Edison International	1,100	59
Entergy Corp.	800	96
Exelon Corp.	2,600	212
FPL Group, Inc.	1,900	129
PPL Corp.	1,600	83
Progress Energy, Inc.	800	39
Southern Co. (The)	3,000	116
		1,626
Electrical Equipment (0.2%)
Cooper Industries Ltd., Class A	1,100	58
Emerson Electric Co.	9,100	516
Rockwell Automation, Inc.	1,000	69
		643
Electronic Equipment & Instruments (0.1%)
Agilent Technologies, Inc.	(a)5,618	206
Jabil Circuit, Inc.	3,052	47
Molex, Inc.	1,550	42
Sanmina-SCI Corp.	(a)5,348	10
Tyco Electronics Ltd.	5,025	187
		492
Energy Equipment & Services (0.6%)
Baker Hughes, Inc.	3,460	281
BJ Services Co.	2,880	70
Halliburton Co.	8,968	340
Nabors Industries Ltd.	(a)2,700	74
Schlumberger Ltd.	10,800	1,062
Transocean, Inc.	1,951	279
		2,106
Food & Staples Retailing (0.6%)
Costco Wholesale Corp.	13,471	940
CVS Caremark Corp.	2,940	117
Kroger Co. (The)	9,858	263
Safeway, Inc.	1,502	51
SUPERVALU, Inc.	419	16
SYSCO Corp.	2,390	75
Wal-Mart Stores, Inc.	14,144	672
Walgreen Co.	3,689	140
		2,274
Food Products (0.4%)
Archer-Daniels-Midland Co.	4,402	204
Campbell Soup Co.	2,520	90
ConAgra Foods, Inc.	3,611	86
General Mills, Inc.	2,467	141
Heinz (H.J.) Co.	2,559	120
Horshey Co. (The)	1,828	72
Kellogg Co.	2,593	136
Kraft Foods, Inc., Class A	9,848	321
Sara Lee Corp.	5,478	88
W.M. Wrigley Jr. Co.	1,471	86
		1,344
Gas Utilities (0.0%)
Sempra Energy	800	50
Health Care Equipment & Supplies (1.0%)
Bard (C.R.), Inc.	2,100	199
Baxter International, Inc.	9,250	537
Becton Dickinson & Co.	3,970	332
Boston Scientific Corp.	(a)19,015	221
Covidien Ltd.	5,325	236
Gen-Probe, Inc.	(a)5,874	370
Hospira, Inc.	(a)1,177	50
Medtronic, Inc.	19,020	956
Millipore Corp.	(a)400	29
St. Jude Medical, Inc.	(a)6,520	265
Strykor Corp.	6,520	487
Waters Corp.	(a)640	51
Zimmer Holdings, Inc.	(a)3,880	257
		3,990
Health Care Providers & Services (1.3%)
Aetna, Inc.	9,840	568
AmerisourceBergen Corp.	3,980	179

Cardinal Health, Inc.	6,660	385
CIGNA Corp.	6,300	339
Express Scripts, Inc.	(a)5,000	365
Health Management Associates, Inc., Class A	4,200	25
Humana, Inc.	(a)2,500	188
IMS Health, Inc.	4,400	101
McKesson Corp.	4,510	295
Medco Health Solutions, Inc.	(a)3,917	397
PharMerica Corp.	(a)331	5
Quest Diagnostics, Inc.	3,200	169
Tenet Healthcare Corp.	(a)7,000	36
UnitedHealth Group, Inc.	19,380	1,128
WellPoint, Inc.	(a)8,800	772
		4,952
Hotels Restaurants & Leisure (0.8%)
Carnival Corp.	200	9
Harrah’s Entertainment, Inc.	50	4
Marriott International, Inc., Class A	200	7
McDonald’s Corp.	600	35
Starbucks Corp.	(a)63,379	1,298
Starwood Hotels & Resorts Worldwide, Inc.	100	4
Wynn Resorts Ltd.	16,407	1,840
Yum! Brands, Inc.	400	15
		3,212
Household Products (1.0%)
Clorox Co.	2,517	164
Colgate Palmolive Co.	6,092	475
Kimberly-Clark Corp.	5,700	395
Procter & Gamble Co.	40,480	2,972
		4,006
Independent Power Producers & Energy Traders (0.0%)
AES Corp. (The)	(a)2,600	56
Constellation Energy Group, Inc.	800	82
		138
Industrial Conglomerates (1.3%)
3M Co.	7,800	658
General Electric Co.	109,100	4,044
Textron, Inc.	2,500	178
Tyco International Ltd.	5,325	211
		5,091
Information Technolofy Services (0.3%)
Automatic Data Processing, Inc.	2,100	93
Broadridge Financial Solutions, Inc.	525	12
Electronic Data Systems Corp.	2,100	44
Infosys Technology Ltd. ADR	3,300	150
Mastercard, Inc., Class A	4,184	900
Metavante Technologies, Inc.,	(a)223	5
Paychex, Inc.	1,300	47
Western Union Co. (The)	2,100	51
		1,302
Insurance (1.6%)
ACE Ltd.	1,430	88
Aflac, Inc.	3,060	192
Allstate Corp. (The)	4,240	221
AMBAC Financial Group, Inc.	450	12
American International Group, Inc.	13,830	806
AON Corp.	1,300	62
Berkshire Hathaway, Inc., Class B	(a)323	1,530
Chubb Corp.	1,400	76
Cincinnati Financial Corp.	425	17
Hartford Financial Services Group, Inc.	2,500	218
Lincoln National Corp.	1,859	108
Loews Corp.	31,503	1,586
Marsh & McLennan Cos., Inc.	3,540	94
MBIA, Inc.	1,260	24
Metlife, Inc.	4,490	277
Principal Financial Group	2,270	156
Progressive Corp. (The)	5,540	106
Prudential Financial, Inc.	2,900	270
Travelers Cos., Inc. (The)	3,198	172
XL Capital Ltd., Class A	660	33
		6,048
Internet & Catalog Retail (0.8%)
Amazon.com, Inc.	(a)33,086	3,065

Internet Software & Services (2.2%)
eBay, Inc.	(a)72,784	2,416
Google, Inc., Class A	(a)6,507	4,499
Tencent Holdings Ltd.	95,000	707
Yahoo!, Inc.	(a)37,777	879
		8,501
Machinery (0.7%)
Caterpillar, Inc.	8,100	588
Danaher Corp.	3,200	281
Deere & Co.	4,500	419
Dover Corp.	3,250	150
Eaton Corp.	1,900	184
Illinois Tool Works, Inc.	7,400	396
Ingersoll-Rand Co., Ltd., Class A	4,000	186
ITT Industries, Inc.	2,100	139
Paccar, Inc.	4,855	265
Parker Hannifin Corp.	2,250	169
Tat Engineering & Locomotive Ltd. ADR	2,400	45
		2,822
Media (0.5%)
CBS Corp., Class B	75	2
Central European Media Enterprises Ltd., Class A	(a)6,600	766
Citadel Broadcasting Corp.	11	@—
Comcast Corp., Class A	(a)150	3
CTC Media, Inc.	(a)21,600	652
Idearc, Inc.	135	2
Interpublic Group of Cos., Inc.	(a)50	@—
Live Nation, Inc.	(a)263	4
McClatchy Co., Class A	25	@—
New York Times Co., Class A	50	1
Omnicom Group, Inc.	100	5
Time Warner, Inc.	250	4
TVN S.A.	57,749	585
Viacom, Inc., Class B	(a)75	3
Walt Disney Co.	150	5
		2,032
Metals & Mining (0.3%)
Mechel Steel Group ADR	6,400	622
Nucor Corp.	9,110	539
Sterlite Industries India Ltd. ADR	2,800	73
		1,234
Multi-Utilities (0.3%)
Ameren Corp.	800	43
Dominion Resources, Inc.	2,200	104
DTE Energy Co.	900	39
Duke Energy Corp.	4,628	93
PG&E Corp.	1,900	82
Public Service Enterprise Group, Inc.	800	79
Veolia Environnement ADR	5,843	532
Williams Cos., Inc.	4,600	165
		1,137
Multiline Retail (0.2%)
Sears Holdings Corp.	(a)8,088	825
Office Electronics (0.0%)
Xerox Corp.	7,954	129
Oil, Gas & Consumable Fuels (4.6%)
Anadarko Petroleum Corp.	4,940	325
Apache Corp.	3,286	353
Chevron Corp.	21,657	2,021
ConocoPhillips	15,119	1,335
Devon Energy Corp.	4,400	391
EOG Resources, Inc.	2,100	187
Exxon Mobil Corp.	57,881	5,423
Hess Corp.	2,510	253
Hugoton Royalty Trust	131	3
Marathon Oil Corp.	6,640	404
OAO Gazprom ADR	26,958	1,518
Occidental Petroleum Corp.	7,068	544
Southwestern Energy Co.	(a)14,940	833
Spectra Energy Corp.	3,914	101
Tupras Turkie Petrol Rafine	25,204	735
Ultra Petroleum Corp.	(a)39,451	2,821

Valero Energy Corp.	4,800	336
XTO Energy, Inc.	2,625	135
		17,718
Personal Products (0.1%)
Avon Products, Inc.	5,490	217
Pharmaceuticals (1.7%)
Abbott Laboratories	13,276	745
Allergan, Inc.	2,120	136
Bristol-Myers Squibb Co.	18,011	478
Dr Reddys Laboratories Ltd. ADR	2,000	36
Eli Lilly & Co.	9,370	500
Forest Laboratories, Inc.	(a)2,510	91
Johnson & Johnson	23,160	1,545
King Pharmaceuticals, Inc.	(a)1,030	11
Merck & Co., Inc.	15,700	912
Pfizer, Inc.	54,381	1,236
Schering-Plough Corp.	14,030	374
Thermo Fisher Scientific, Inc.	(a)1,762	102
Wyeth	10,767	476
		6,642
Road & Rail (0.2%)
Burlington Northern and Santa Fe Railway Corp.	2,100	175
CSX Corp.	3,800	167
Norfolk Southern Corp.	2,350	118
Union Pacific Corp.	1,550	195
		655
Semiconductors & Semiconductor Equipment (0.9%)
Advanced Micro Devices, Inc.	(a)4,022	30
Altera Corp.	4,329	84
Analog Devices, Inc.	3,392	108
Applied Materials, Inc.	15,963	283
Broadcom Corp., Class A	(a)4,730	124
Intel Corp.	58,950	1,572
KLA-Tencor Corp.	2,010	97
Linear Technology Corp.	2,658	85
LSI Logic Corp.	(a)460	2
Maxim Integrated Products, Inc.	3,114	82
Micron Technology, Inc.	(a)7,036	51
National Semiconductor Corp.	4,106	93
Novellus Systems, Inc.	(a)1,828	50
Nvidia Corp.	(a)5,700	194
Teradyne, Inc.	(a)1,455	15
Texas Instruments, Inc.	15,978	534
Xilinx, Inc.	3,160	69
		3,473
Software (0.5%)
Accelr8 Technology Corp.	(a)233	1
Adobe Systems, Inc.	(a)1,400	60
Electronic Arts, Inc.	(a)900	53
Microsoft Corp.	19,800	705
NCR Corp.	1,008	25
Oracle Corp.	(a)9,800	221
Symantec Corp.	(a)2,700	44
Vmware, Inc., Class A	(a)9,226	784
		1,893
Specialty Retail (0.3%)
Abercrombie & Fitch Co., Class A	13,173	1,053
Textile Apparel Manufacturers (0.2%)
Coach, Inc.	(a)26,984	825
Thrifts & Mortgage Finance (0.1%)
Countrywide Financial Corp.	1,230	11
Fannie Mae	4,000	160
Freddie Mac	2,700	92
Hudson City Bancorp, Inc.	2,200	33
MGIC Investment Corp.	225	5
Washington Mutual, Inc.	3,900	53
		354
Tobacco (0.3%)
Altria Group, Inc.	14,230	1,076
ITC Ltd.	13,531	72
Reynolds American, Inc.	1,500	99
UST, Inc.	1,012	55
		1,302
Trading Companies & Distributors (0.0%)
W.W. Grainger, Inc.	550	48

Transportation Infrastructure (0.2%)
China Merchants Holdings International Co., Ltd.	126,000	769
Wireless Telecommunication Services (1.2%)
America Movil S.A. de C.V., Series L ADR	26,451	1,624
China Mobile Ltd. ADR	9,022	784
Mobile Telesystems OJSC ADR	6,200	631
Turkcell Iletisim Hizmet A.S.	77,125	845
Vimpel-Communications ADR	15,200	632
		4,516
Total Common Stocks (Cost $115,436)		149,938
Investment Companies (5.1%)
Aeroplan Income Fund	35,618	855
iShares MSCI EMU Index Fund	100	12
iShares MSCI Hong Kong Index Fund	84,200	1,847
iShares MSCI United Kingdom Index Fund	99,100	2,386
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio, Class A StreetTRACKS Gold Trust	(l)284,586 62,700	9,682 5,170
Total Investment Companies (Cost $18,453)		19,952

	No. of
	Contracts
Put Options Purchased (0.0%)
90 Day EuroDollar,
3/08 @ 94.75 (Cost $16)	(a)66	@—

	Shares
Preferred Stocks (0.0%)
Mortgages - Other
Home Ownership Funding Corp.,
13.33% (Cost $92)	(e)500	75

	Face
	Amount
	(000)
Short-Term Investments (32.6%)
Short -Term Debt Securities held as Collateral (1.0%)
Alliance & Leicester plc,
5.26%, 9/2/08	$ (h)113	113
Bancaja,
5.35%, 8/12/08	57	57
Bank of New York Co., Inc.,
5.24%, 8/8/08	(h)57	57
BASF AG,
5.18%, 8/19/08	(h)57	57
BNP Paribas plc,
4.90%, 5/19/08	(h)113	113
CAM US Finance S.A. Unipersonal,
5.24%, 7/25/08	(h)227	227
Canadian Imperial Bank of Commerce, New York,
4.42%, 7/28/08	(h)113	113
CC USA, Inc.,
3.89%, 1/28/08	(h)57	57
CIT Group Holdings,
5.23%, 6/18/08	(h)204	204
Citigroup Global Markets Holdings, Inc.,
4.51%, 1/2/08	774	774
Credit Suisse First Boston, New York,
4.32%, 3/14/08	(h)113	113
First Tennessee Bank,
5.05%, 8/15/08	(h)57	57
5.06%, 8/15/08	(h)227	227
Goldman Sachs Group, Inc.,
4.62%, 2/13/09	(h)107	107
5.10%, 9/12/08	(h)57	57
HSBC Finance Corp.,
5.26%, 8/5/08	(h)57	57
IBM Corp.,
5.27%, 9/8/08	(h)227	227
Lehman Brothers, Inc.,
4.49%, 1/2/08	97	97
Macquarie Bank Ltd.,
4.95%, 8/20/08	(h)114	113
Metropolitan Life Global Funding,
4.89%, 8/21/08	(h)170	170
National Bank of Canada,
5.21%, 4/2/08	(h)227	227
National Rural Utilities Cooperative Finance Corp.,
5.24%, 9/2/08	(h)227	227

Nationwide Building Society,
4.92%, 7/28/08	(h)132	132
Unicredito Italiano Bank (Ireland) plc,
5.04%, 8/14/08	(h)125	125
5.26%, 8/8/08	(h)79	79
		3,787

	Shares
Investment Company (31.5%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)121,830,023	121,830

	Face
	Amount
	(000)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill
1.98%, 1/10/08	$ (j)(r)175	175
Total Short-Term Investments (Cost $125,792)		125,792
Total Investments + (99.8%) (Cost $352,020) — Including $9,780 of Securities Loaned		(s)385,575
Other Assets in Excess of Liabilities (0.2%)		863
Net Assets (100%)		$386,438

(a)	Non-income producing security.
(c)

All or a portion of security on loan at December 31, 2007. At December 31, 2007, the Portfolio had loaned securities with a total value of $9,780,000. This was secured by collateral of $3,787,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments. The remaining collateral of $6,106,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments.

(d)	Security was valued at fair value — At December 31, 2007, the Portfolio held approximately $114,000 of fair value security, representing less than 0.05% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2007.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(l)

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio, Class A, acquired at a cost of $11,170,000, is advised by an affiliate of the Adviser. At the end of the period, the Portfolio held 284,586 shares of the security valued at $9,682,000. For the three months ended December 31, 2007, the Portfolio had no purchases and sales of the security. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $1,825,000.

(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at December 31, 2007.

(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended December 31, 2007, advisory fees paid were reduced by $24,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $1,750,000. During the three months ended December 31, 2007, cost of purchases and sales in the Liquidity Fund were $114,990,000 and $41,717,000, respectively.

(r)	Rate shown is the Yield to Maturity at December 31, 2007.
(s)

The approximate market value and percentage of the investments, $11,724,000 and 3.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

@	Face Amount/Value is less than $500.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JPY	Japanese Yen
MXN	Mexican Peso
IO	Interest Only
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2007.
PAC	Planned Amortization Class
PO	Principal Only
TBA	To Be Announced
+

At December 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $352,020,000 and accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $33,555,000, of which $44,281,000 related to appreciated securities and $10,726,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
Currency to				In Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
USD	16,039	$16,039	1/16/08	CNY	117,968	$16,179	$140
USD	3,251	3,251	1/16/08	CNY	23,850	3,271	20
USD	6,907	6,907	1/16/08	CNY	50,444	6,918	11
		$26,197				$26,368	$171

CNY — China Renminbi

USD — United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

					Net
					Unrealized
					Appreciation
		Number of	Value	Expiration	(Depreciation)
		Contracts	(000)	Date	(000)
Long:
	Australian Dollar
	10 yr. Bond	46	$29,139	Mar-08	$(46)
	British Pound
	Long Gilt	27	5,924	Mar-08	11
	EuroDollar	10	2,413	Jun-09	23
	CME
	EuroDollar	7	1,691	Dec-08	33
	CME
	EuroDollar	18	4,309	Mar-08	9
	CME
	EuroDollar	9	2,174	Mar-09	43
	CME
	EuroDollar	6	1,444	Jun-08	22
	CME
	EuroDollar	7	1,689	Sep-08	30
	CME
	Hong Kong Dollar
	H-Shares	37	3,832	Jan-08	(98)
	Japanese Yen	6	735	Mar-08	5
	10yr. Bond
	MSCI
	Singapore	15	886	Jan-08	4
	S&P 500 Emini	765	56,503	Mar-08	473
	(U.S. Dollar)
	SGX CNX
	Nifty	445	5,478	Jan-08	153
	U.S. Treasury
	2 yr. Note	43	9,041	Mar-08	22
	U.S. Treasury
	5 yr. Note	173	19,079	Mar-08	110
	U.S. Treasury
	10 yr. Note	150	17,009	Mar-08	22
	U.S. Treasury
	Long Bond	47	5,470	Mar-08	23

Short:
	EuroDollar	4	957	Sep-10	(6)
	CME
	EuroDollar	3	717	Dec-10	(4)
	CME
	EuroDollar	6	1,443	Dec-09	(13)
	CME
	EuroDollar	7	1,680	Mar-10	(14)
	CME
	EuroDollar	5	1,198	Jun-10	(9)
	CME

EuroDollar	7	1,686	Sep-09	(16)
CME
Japanese Yen
TSE Topix Index	2	263	Mar-08	18
Russell Mini	48	3,707	Mar-08	(7)
Index
S&P Mid 400	43	3,719	Mar-08	156
Emini
Swap Future 10 Yr.
(U.S. Dollar)	5	552	Mar-08	(6)
U.S. Treasury
2 yr. Note	33	6,938	Mar-08	(17)
U.S. Treasury
10 yr. Note	32	3,629	Mar-08	(16)
U.S. Treasury
Short Bond	90	10,474	Mar-08	2
				$907

CME — Chicago Mercantile Exchange

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

					Unrealized
		Notional			Appreciation
	Buy/Sell	Amount	Pay/Receive	Termination	(Depreciation)
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)
Bank of America
The Gap, Inc., 8.80%, 12/15/08	Buy	$220	1.19%	3/20/12	$(4)
Citigroup
Tyco International Ltd., Zero Coupon, 11/17/20	Buy	430	0.43	3/20/12	(1)
Citigroup
Tyco International Ltd., Zero Coupon, 11/17/20	Buy	225	0.43	3/20/12	(1)
Goldman Sachs
Dell, Inc., 7.10%, 4/15/28	Buy	185	0.22	3/20/12	1
Goldman Sachs
Dow Jones CDX North America Investment Grade High Volatility Index, Series 7	Buy	1,450	0.75	12/20/11	56
Goldman Sachs
Motorola, Inc., 6.50%, 9/1/25	Buy	120	0.15	12/20/11	2
Goldman Sachs
Motorola, Inc., 6.50%, 9/1/25	Buy	250	0.16	12/20/11	4
Goldman Sachs
The Chubb Corp., 6.00%, 11/15/11	Buy	370	0.10	3/20/12	2
Goldman Sachs
The Hartford Financial Services Group, Inc., 4.75%, 3/1/14	Buy	350	0.12	12/20/11	3
Lehman Brothers
Union Pacific Corp., 6.13%, 1/15/12	Buy	175	0.20	12/20/11	1
					$63

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)
Citigroup	3 Month LIBOR	Receive	4.73%	12/27/17	$1,075	$(5)
	3 Month LIBOR	Receive	5.00	11/13/17	450	(12)
	3 Month LIBOR	Receive	5.29	9/28/17	700	(44)
	3 Month LIBOR	Pay	5.33	5/22/17	1,150	62
	3 Month LIBOR	Pay	5.37	5/23/17	1,850	105
	3 Month LIBOR	Pay	5.44	5/29/17	1,495	93
Deutsche Bank	3 Month LIBOR	Pay	5.39	5/25/17	4,175	244
	3 Month LIBOR	Pay	5.43	5/29/17	2,750	168
Goldman Sachs	3 Month LIBOR	Pay	5.34	5/24/17	4,250	232
JPMorgan Chase	3 Month LIBOR	Receive	5.02	11/13/17	700	(20)
	3 Month LIBOR	Pay	5.09	9/11/17	2,550	118
	3 Month LIBOR	Pay	5.16	9/20/17	1,050	55
	3 Month LIBOR	Receive	5.23	9/27/17	1,200	(70)
	3 Month LIBOR	Pay	5.25	10/11/17	1,250	59
	3 Month LIBOR	Receive	5.30	9/28/17	1,400	(89)
	3 Month LIBOR	Pay	5.37	5/23/17	650	37
						$933

LIBOR — London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust
Core Fixed Income Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2007 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (115.1%)
Agency Adjustable Rate Mortgages (3.7%)
Federal Home Loan Mortgage Corp.,
5.85%, 10/1/36	$1,463	$1,483
Conventional Pools:
5.61%, 4/1/37	1,406	1,425
5.72%, 1/1/37	1,969	1,988
5.97%, 1/1/37	753	765
Federal National Mortgage Association,
4.93%, 12/25/36	1,065	1,046
7.18%, 5/1/36	1,055	1,083
7.22%, 7/1/36	934	951
7.23%, 7/1/36	1,156	1,184
Conventional Pools:
5.25%, 3/1/37	1,302	1,313
Government National Mortgage Association,
Adjustable Rate Mortgages:
5.63%, 8/20/25 - 9/20/27	179	181
6.13%, 10/20/27 - 12/20/27	23	23
6.38%, 2/20/25 - 1/20/28	655	664
		12,106
Agency Fixed Rate Mortgages (36.4%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 10/1/12 - 11/1/20	20	23
11.50%, 8/1/19	20	23
Gold Pools:
5.50%, 5/1/37 - 10/1/37	16,451	16,419
6.00%, 8/1/37	8,043	8,165
6.50%, 2/1/29 - 4/1/29	83	86
7.50%, 2/1/30 - 6/1/32	465	497
8.00%, 10/1/29 - 10/1/31	398	430
8.50%, 3/1/30 - 7/1/31	181	193
10.00%, 6/1/17 - 3/1/21	65	72
January TBA
5.50%, 1/15/37	(i)4,075	4,067
6.00%, 1/15/36	(i)15,400	15,629
February TBA
5.00%, 2/15/37	(i)3,750	3,657
5.50%, 2/15/37	(i)7,800	7,779
Federal National Mortgage Association,
Conventional Pools:
5.00%, 8/1/37	4,195	4,094
5.50%, 4/1/34 - 11/1/37	8,123	8,117
6.50%, 7/1/29 - 2/1/33	1,815	1,876
7.00%, 2/1/26 - 6/1/36	6,702	7,040
7.50%, 7/1/29 - 9/1/35	2,509	2,671
8.00%, 4/1/25 - 6/1/32	1,820	1,943
8.50%, 5/1/23 - 5/1/32	1,252	1,349
9.00%, 4/1/26	309	334
9.50%, 2/1/20 - 8/1/21	142	156
10.00%, 8/1/18 - 2/1/25	26	30
10.50%, 11/1/10 - 10/1/18	32	36
11.00%, 9/1/19 - 9/1/20	35	41
11.50%, 11/1/19	39	43
January TBA
4.50%, 1/25/19	(i)6,000	5,906
5.00%, 1/25/20 - 1/25/35	(i)18,100	17,807
5.50%, 1/25/34	(i)4,100	4,096
6.50%, 1/25/34	(i)2,400	2,467
7.00%, 1/25/36	(i)2,850	2,965
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/17	32	34
9.50%, 12/15/17 - 12/15/21	207	226
10.00%, 9/15/18 - 4/15/25	213	246

10.50%, 11/15/14 - 2/15/25	355	416
11.00%, 12/15/09 - 7/15/20	38	45
11.50%, 4/15/13 - 8/15/13	27	30
12.00%, 12/15/12 - 3/15/14	7	8
		119,016
Asset Backed Corporates (19.2%)
American Express Credit Account Master Trust,
5.03%, 10/15/12	(h)1,425	1,417
Argent Securities, Inc.,
4.92%, 10/25/36	(h)1,233	1,210
Banc of America Securities Auto Trust,
3.99%, 8/18/09	377	376
Bayview Financial Acquisition Trust,
4.97%, 11/28/36	(h)539	530
Bear Stearns Asset Backed Securities Trust,
4.97%, 1/25/37	(h)886	842
5.07%, 9/25/34	(h)75	75
5.09%, 3/25/35	(h)117	117
Capital Auto Receivables Asset Trust,
4.05%, 7/15/09	365	365
4.98%, 5/15/11	2,275	2,284
5.03%, 10/15/09	1,222	1,223
5.04%, 11/15/11	(h)1,600	1,588
5.09%, 7/20/10	(h)2,175	2,160
5.31%, 10/20/09	(e)2,700	2,704
Capital One Auto Finance Trust,
5.07%, 7/15/11	1,200	1,203
Caterpillar Financial Asset Trust,
5.57%, 5/25/10	1,445	1,454
CIT Equipment Collateral,
5.07%, 2/20/10	1,250	1,250
Citibank Credit Card Issuance Trust,
4.87%, 3/22/12	(h)1,725	1,716
5.65%, 9/20/19	1,475	1,479
Citicorp Residential Mortgage Securities, Inc.,
4.95%, 9/25/36	(h)806	792
CNH Equipment Trust,
4.02%, 4/15/09	128	128
4.27%, 1/15/10	618	616
5.20%, 6/15/10	1,034	1,038
Countrywide Asset Backed Certificates,
4.98%, 6/25/35	(h)407	400
5.02%, 5/25/36	(h)298	297
Daimler Chrysler Auto Trust,
4.04%, 9/8/09	263	263
Fieldstone Mortgage Investment Corp.,
4.94%, 11/25/36	(h)1,529	1,488
First Franklin Mortgage Loan Asset Backed Certificates,
4.92%, 7/25/36	(h)889	870
4.94%, 2/25/36	(h)566	560
4.99%, 10/25/35	(h)131	131
Ford Credit Auto Owner Trust,
5.04%, 4/15/10	(h)3,125	3,118
5.26%, 10/15/10	2,150	2,160
Fremont Home Loan Owner Trust,
4.92%, 10/25/36	(h)1,487	1,446
GE Equipment Small Ticket LLC,
4.38%, 7/22/09	(e)458	458
4.88%, 10/22/09	(e)814	815
GS Auto Loan Trust,
5.37%, 12/15/10	2,300	2,311
GSAMP Trust,
4.94%, 1/25/37	(h)938	915
Harley-Davidson Motorcycle Trust,
3.76%, 12/17/12	1,444	1,431
4.07%, 2/15/12	1,097	1,092
Hertz Vehicle Financing LLC,
4.93%, 2/25/10	(e)825	827
Honda Auto Receivables Owner Trust,
3.87%, 4/20/09	349	349
3.93%, 1/15/09	60	60
4.85%, 10/19/09	730	730
Hyundai Auto Receivables Trust,
3.98%, 11/16/09	378	377

Long Beach Mortgage Loan Trust,
4.96%, 1/25/36	(h)84	84
MBNA Master Credit Card Trust,
7.80%, 10/15/12	1,480	1,596
National City Auto Receivables Trust,
2.88%, 5/15/11	584	579
Nationstar Home Equity Loan Trust,
4.94%, 9/25/36	(h)603	597
Nissan Auto Receivables Owner Trust,
3.99%, 7/15/09	502	501
Novastar Home Equity Loan,
4.94%, 11/25/36	(h)761	754
RAAC Series,
4.97%, 9/25/45	(h)166	165
Residential Asset Mortgage Products, Inc.,
4.94%, 8/25/36	(h)1,076	1,058
Residential Asset Securities Corp.,
4.95%, 10/25/36	(h)715	699
Securitized Asset Backed Receivables Trust LLC,
4.95%, 11/25/36	(h)1,318	1,282
4.98%, 2/25/37	(h)1,487	1,385
5.00%, 5/25/37	(h)1,407	1,364
SLM Student Loan Trust,
5.07%, 10/27/14	(h)1,802	1,799
Soundview Home Equity Loan Trust,
4.95%, 1/25/37	(h)845	829
4.98%, 2/25/37	(h)1,237	1,158
Structured Asset Securities Corp.,
4.96%, 6/25/37	(h)1,259	1,221
Terwin Mortgage Trust,
4.98%, 4/25/37	(e)(h)887	870
TXU Electric Delivery Transition Bond Co. LLC,
4.81%, 11/17/14	300	299
USAA Auto Owner Trust,
3.58%, 2/15/11	764	764
3.90%, 7/15/09	132	131
Volkswagen Auto Loan Enhanced Trust,
4.80%, 7/20/09	521	521
Wachovia Auto Owner Trust,
4.06%, 9/21/09	217	217
		62,538
Collateralized Mortgage Obligations — Agency Collateral Series (0.4%)
Federal Home Loan Mortgage Corp.,
Inv FI IO
0.94%, 3/15/24	458	27
Inv FI IO PAC
3.52%, 10/15/29	31	1
IO
5.00%, 12/15/16	954	75
6.00%, 5/1/31	604	125
6.50%, 4/1/28 - 5/15/33	1,121	248
8.00%, 1/1/28 - 6/1/31	67	17
Federal National Mortgage Association,
Inv FI IO
2.52%, 2/17/31	324	21
3.34%, 10/25/28	317	15
IO
1.18%, 3/25/36	4,604	124
6.00%, 8/25/32 - 11/25/32	874	92
6.50%, 2/25/33 - 5/25/33	1,471	318
7.00%, 4/25/33	527	111
8.00%, 4/1/24 - 12/1/31	465	116
9.00%, 11/1/26	29	7
IO PAC
8.00%, 8/18/27	28	6
Government National Mortgage Association,
Inv FI IO
2.55%, 9/16/31	64	5
2.92%, 12/16/25	407	45
2.94%, 9/16/27	196	21
3.55%, 9/20/30	72	7
3.57%, 8/16/29	378	42
		1,423

Collateralized Mortgage Obligations — Non Agency Collateral Series (6.4%)
Banc of America Commercial Mortgage, Inc.,
5.66%, 6/10/49	(h)1,450	1,485
5.69%, 4/10/49	(h)900	926
5.75%, 2/10/51	(h)1,625	1,679
Bear Stearns Commercial Mortgage Securities,
5.71%, 6/11/40	(h)1,575	1,624
Citigroup Commercial Mortgage Trust,
5.70%, 12/10/49	(h)1,225	1,262
Commercial Mortgage Pass Through Certificates,
5.82%, 12/10/49	(h)1,150	1,194
Countrywide Alternative Loan Trust,
IO
1.08%, 9/25/35	8,300	207
1.31%, 12/20/46	14,653	735
1.54%, 3/20/46	4,663	212
2.04%, 3/20/47	12,785	698
2.09%, 2/25/37	5,212	272
2.30%, 12/20/35	(e)(h)5,044	167
2.64%, 12/20/35	(e)(h)6,717	272
2.76%, 8/25/46	(h)3,680	154
2.80%, 2/20/47	8,882	448
Greenpoint Mortgage Funding Trust,
IO
2.28%, 10/25/45	3,516	119
2.37%, 8/25/45	2,935	93
GS Mortgage Securities Corp. II,
5.80%, 8/10/45	(c)(h)1,775	1,839
Harborview Mortgage Loan Trust,
IO
1.99%, 6/19/35	(h)3,402	85
2.27%, 5/19/35	(h)4,880	113
2.61%, 3/19/37	(h)4,474	198
2.74%, 7/19/47	(h)8,054	317
PO
3/19/37	3	2
7/19/47	@—	@—
Indymac Index Mortgage Loan Trust,
IO
1.85%, 7/25/35	(h)3,270	118
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.44%, 6/12/47	725	729
5.82%, 6/15/49	(h)1,850	1,918
Lehman Brothers Commercial Conduit Mortgage Trust,
6.13%, 7/15/44	(h)1,250	1,310
Lehman Brothers-UBS Commercial Mortgage Trust,
5.43%, 2/15/40	500	503
Wachovia Bank Commercial Mortgage Trust,
5.34%, 12/15/43	900	899
5.90%, 2/15/51	(h)950	994
Washington Mutual, Inc.,
IO
0.46%, 9/25/46	46,227	416
		20,988
Finance (6.1%)
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11	(e)1,185	1,232
American General Finance Corp.,
4.63%, 5/15/09 - 9/1/10	790	785
AXA Financial, Inc.,
6.50%, 4/1/08	230	231
Bank of America Corp.,
5.75%, 12/1/17	545	547
Bank of New York Co., Inc. (The),
3.80%, 2/1/08	250	250
Bear Stearns Cos., Inc. (The),
6.40%, 10/2/17	450	436
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(e)435	345
6.30%, 5/10/17	(e)180	134
Catlin Insurance Co., Ltd.,
7.25%	(e)(h)(o)555	508
CIT Group, Inc.,
4.75%, 8/15/08	215	213

Citigroup, Inc.,
5.88%, 5/29/37	340	318
Countrywide Home Loans, Inc.,
3.25%, 5/21/08	(c)380	343
Farmers Exchange Capital,
7.05%, 7/15/28	(e)165	164
Farmers Insurance Exchange,
8.63%, 5/1/24	(e)475	530
General Electric Capital Corp.,
4.25%, 12/1/10	(c)230	230
4.75%, 9/15/14	(c)60	59
5.88%, 2/15/12	50	52
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37	590	580
HSBC Finance Corp.,
4.13%, 12/15/08	100	99
5.88%, 2/1/09	290	292
6.38%, 10/15/11	570	588
6.75%, 5/15/11	235	244
8.00%, 7/15/10	150	160
Huntington National Bank (The),
4.38%, 1/15/10	250	249
iStar Financial, Inc.,
5.50%, 3/9/10	(h)705	633
JPMorgan Chase & Co.,
6.00%, 2/15/09	635	641
Lehman Brothers Holdings, Inc.,
6.88%, 7/17/37	740	726
Marshall & Ilsley Bank,
3.80%, 2/8/08	575	574
Mantis Reef Ltd.,
4.69%, 11/14/08	(e)400	402
MBNA Corp.,
5.31%, 5/5/08	(h)615	616
Nationwide Building Society,
4.25%, 2/1/10	(e)615	615
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	265	274
Popular North America, Inc.,
5.65%, 4/15/09	310	313
Prudential Financial, Inc.,
6.63%, 12/1/37	225	228
Sovereign Bancorp, Inc.,
5.11%, 3/23/10	(h)935	928
Sovereign Bank,
4.00%, 2/1/08	100	100
Two-Rock Pass Through Trust,
5.83%	(e)(h)(o)315	126
Unicredit Luxembourg Finance S.A.,
5.14%, 10/24/08	(e)(h)985	983
Wachovia Capital Trust III,
5.80%	(h)(o)1,465	1,310
Washington Mutual Preferred Funding II,
6.67%	(e)(h)(o)300	177
Washington Mutual, Inc.,
8.25%, 4/1/10	664	634
Wells Fargo & Co.,
5.63%, 12/11/17	640	642
World Financial Properties,
6.91%, 9/1/13	(e)130	136
6.95%, 9/1/13	(e)527	551
Xlliac Global Funding,
4.80%, 8/10/10	(e)630	634
		19,832
Industrials (5.0%)
America West Airlines, Inc.,
7.10%, 4/2/21	566	585
AT&T, Inc.,
6.15%, 9/15/34	250	250
6.30%, 1/15/38	655	668
8.00%, 11/15/31	205	253
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	215	217
7.13%, 6/15/12	520	559

Burlington Northern Santa Fe Corp.,
6.13%, 3/15/09	260	264
Comcast Cable Communications LLC,
6.75%, 1/30/11	(c)265	277
7.13%, 6/15/13	175	187
ConAgra Foods, Inc.,
7.00%, 10/1/28	120	128
8.25%, 9/15/30	(c)285	339
Consumers Energy Co.,
4.80%, 2/17/09	380	379
Cooper Industries, Inc.,
5.25%, 11/15/12	295	304
CVS/Caremark Corp.,
5.75%, 6/1/17 - 8/15/11	275	280
CVS Lease Pass Through,
6.04%, 12/10/28	(e)582	560
Daimler Finance North America LLC,
8.50%, 1/18/31	(c)265	335
FBG Finance Ltd.,
5.13%, 6/15/15	(e)490	477
Federated Department Stores, Inc.,
6.63%, 9/1/08	(c)120	121
France Telecom S.A.,
8.50%, 3/1/31	505	657
Fred Meyer, Inc.,
7.45%, 3/1/08	(c)450	452
General Electric Co.,
5.25%, 12/6/17	1,405	1,405
Home Depot, Inc.,
5.12%, 12/16/09	(h)710	696
ICI Wilmington, Inc.,
4.38%, 12/1/08	300	300
LG Electronics, Inc.,
5.00%, 6/17/10	(e)210	210
Miller Brewing Co.,
4.25%, 8/15/08	(e)475	473
Sprint Capital Corp.,
8.75%, 3/15/32	(c)325	367
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13	(e)346	357
Telecom Italia Capital S.A.,
4.00%, 11/15/08 - 1/15/10	650	638
Telefonica Europe B.V.,
8.25%, 9/15/30	525	650
Textron Financial Corp.,
4.13%, 3/3/08	260	260
5.13%, 2/3/11	550	565
Time Warner, Inc.,
5.11%, 11/13/09	(h)895	873
Union Pacific Corp.,
6.63%, 2/1/08	305	305
UnitedHealth Group, Inc.,
4.13%, 8/15/09	265	263
5.20%, 3/2/09	(c)(h)365	365
Valero Energy Corp.,
3.50%, 4/1/09	345	339
Viacom, Inc.,
6.88%, 4/30/36	475	478
Yuml Brands, Inc.,
8.88%, 4/15/11	380	419
		16,255
Mortgages - Other (27.8%)
American Home Mortgage Assets,
4.99%, 3/25/47	(h)1,844	1,717
5.10%, 9/25/46	(h)1,104	999
5.13%, 10/25/46	(h)2,021	1,852
5.17%, 6/25/47	(h)959	775
5.19%, 10/25/46	(h)1,071	865
American Home Mortgage Investment Trust,
5.06%, 3/25/46 - 5/25/47	(h)3,906	3,600
Banc of America Funding Corp.,
5.30%, 9/20/35	(h)356	333

Bear Stearns Mortgage Funding Trust,
5.01%, 3/25/37	(h)1,819	1,704
5.03%, 12/25/36	(h)1,917	1,822
5.04%, 3/25/37	(h)1,688	1,594
5.05%, 10/25/36	(h)1,686	1,580
5.07%, 9/25/36	(h)1,963	1,841
5.12%, 7/25/36	(h)1,156	1,070
Countrywide Alternative Loan Trust,
5.03%, 7/25/46	(h)347	339
5.04%, 5/25/47	(h)1,928	1,808
5.12%, 10/25/46	(h)1,910	1,652
5.16%, 6/25/47	(h)1,405	1,338
5.21%, 11/20/35	(h)278	270
5.23%, 3/20/47	(h)823	676
5.25%, 12/20/46	(h)1,017	815
5.26%, 3/20/46	(h)669	615
5.33%, 11/20/35	(h)638	582
5.34%, 12/20/35	(h)1,684	1,546
6.49%, 2/25/36	(h)814	814
6.50%, 10/25/46	(e)@—	@—
Deutsche ALT-A Securities, Inc. Alternate Loan Trust,
5.02%, 2/25/47	(h)2,037	1,921
5.62%, 2/25/47	(h)813	679
Deutsche ALT-A Securities, Inc. NIM Trust,
6.75%, 2/25/47	(e)489	474
Downey Savings & Loan Association Mortgage Loan Trust,
5.11%, 4/19/38	(h)1,538	1,441
5.17%, 11/19/37	(h)1,608	1,520
5.73%, 4/19/47	(h)1,011	957
Gemsco Mortgage Pass Through Certificate,
8.70%, 11/25/10	(d)(k)2	2
Greenpoint Mortgage Funding Trust,
5.04%, 4/25/47	(h)1,951	1,797
5.05%, 1/25/37	(h)1,437	1,342
5.28%, 9/25/46	(h)600	476
5.19%, 3/25/36	(h)856	788
GS Mortgage Securities Corp.,
6.25%, 1/25/37	(e)343	342
GSR Mortgage Loan Trust,
5.13%, 8/25/46	(h)1,957	1,793
Harborview Mortgage Loan Trust,
5.06%, 1/19/38	(h)402	397
5.11%, 4/19/38	(h)2,064	1,933
5.12%, 3/19/38	(h)1,439	1,349
5.15%, 11/19/36	(h)1,748	1,655
5.16%, 1/19/38	(h)2,036	1,910
5.17%, 10/19/37 - 3/19/38	(h)1,865	1,724
5.18%, 8/21/36	(h)1,500	1,387
5.20%, 7/19/46	(h)910	834
5.22%, 10/19/37	(h)913	831
5.23%, 11/19/36	(h)1,714	1,571
5.26%, 7/19/45	(h)250	233
5.35%, 11/19/35	(h)482	439
5.67%, 1/19/36	(h)394	311
Harborview NIM Corp.,
6.41%, 3/19/37 - 3/19/38	(e)480	478
Indymac Index Mortgage Loan Trust,
4.99%, 7/25/46	(h)1,369	1,342
5.08%, 11/25/36	(h)1,492	1,402
5.09%, 4/25/46	(h)1,699	1,596
Lehman XS Trust,
5.27%, 11/25/46	(h)450	356
5.28%, 8/25/46	(h)776	607
Luminent Mortgage Trust,
5.07%, 10/25/46	(h)1,052	988
5.10%, 5/25/46	(h)751	692
5.11%, 4/25/36	(h)646	608
5.23%, 7/25/36	(h)398	307
Mastr Adjustable Rate Mortgages Trust,
5.12%, 4/25/46	(h)639	581
5.27%, 1/25/47	(h)700	470
5.72%, 5/25/47	(h)400	211
5.97%, 5/25/47	(h)900	513
Merrill Lynch Mortgage Investors, Inc.,
4.99%, 8/25/35	(h)29	29

Residential Accredit Loans, Inc.,
5.03%, 3/25/47	(h)2,701	2,624
5.06%, 12/25/36	(h)1,568	1,464
5.07%, 5/25/47	(h)835	784
5.13%, 2/25/46 - 5/25/47	(h)1,566	1,439
5.14%, 2/25/46	(h)315	298
5.17%, 5/25/47	(h)883	723
5.27%, 10/25/45	(h)1,266	1,154
Structured Asset Mortgage Investments, Inc.,
5.06%, 2/25/36	(h)259	243
5.07%, 10/25/36	(h)1,817	1,728
5.10%, 7/25/36 - 8/25/36	(h)4,376	4,037
5.14%, 4/25/36	(h)1,026	946
Washington Mutual Alternative Mortgage Pass Through Certificates,
5.10%, 7/25/47	(h)2,597	2,370
5.16%, 11/25/46	(h)613	502
5.22%, 6/25/46	(h)300	243
5.73%, 4/25/46	(h)875	835
5.75%, 8/25/46	(h)1,005	960
Washington Mutual, Inc.,
5.12%, 11/25/45 - 12/25/45	(h)453	446
5.13%, 10/25/45	(h)118	116
5.16%, 8/25/45	(h)51	51
5.73%, 5/25/46	(h)704	665
Zuni Mortgage Loan Trust,
5.00%, 8/25/36	(h)592	566
		90,687
U.S. Treasury Securities (8.8%)
U.S. Treasury Bonds,
5.38%, 2/15/31	(c)9,000	10,142
6.13%, 8/15/29	(c)7,000	8,566
U.S. Treasury Note,
2.63%, 5/15/08	(c)10,000	9,977
		28,685
Utilities (1.3%)
Appalachian Power Co.,
5.65%, 8/15/12	150	152
Arizona Public Service Co.,
5.80%, 6/30/14	500	500
Carolina Power & Light Co.,
5.13%, 9/15/13	340	341
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	135	130
7.88%, 4/1/13	85	93
Consolidated Natural Gas Co.,
6.25%, 11/1/11	175	182
Detroit Edison Co. (The),
6.13%, 10/1/10	295	306
Entergy Gulf States, Inc.,
3.60%, 6/1/08	320	318
5.52%, 12/1/09	(h)155	154
NiSource Finance Corp.,
5.59%, 11/23/09	(h)240	238
Ohio Edison Co.,
6.40%, 7/15/16	225	231
Ohio Power Co.,
6.00%, 6/1/16	460	466
Plains All American Pipeline, LP/PAA Finance Corp.,
6.70%, 5/15/36	465	469
Public Service Electric & Gas Co.,
5.00%, 1/1/13	230	229
Texas Eastern Transmission LP,
7.00%, 7/15/32	(c)280	314
		4,123
Total Fixed Income Securities (Cost $382,190)		375,653

	Shares
Preferred Stock (0.1%)
Mortgages — Other (0.1%)
Home Ownership Funding Corp.,
13.33% (Cost $458)	(e)2,975	447

	Face
	Amount
	(000)
Short-Term Investments (5.6%)
Short-Term Debt Securities held as Collateral on Loaned Securities (2.5%)
Alliance & Leicester plc,
5.26%, 9/2/08	$ (h)245	245
Bancaja,
5.35%, 8/12/08	123	123
Bank of New York Co., Inc.,
5.24%, 8/8/08	(h)123	123
BASF AG,
5.18%, 8/19/08	(h)123	123
BNP Paribas plc,
4.90%, 5/19/08	(h)245	245
CAM US Finance S.A. Unipersonal,
5.24%, 7/25/08	(h)490	490
Canadian Imperial Bank of Commerce, New York,
4.42%, 7/28/08	(h)245	245
CC USA, Inc.,
3.89%, 1/28/08	(h)123	123
CIT Group Holdings,
5.23%, 6/18/08	(h)441	441
Citigroup Global Markets Holdings, Inc.,
4.51%, 1/2/08	1,672	1,672
Credit Suisse First Boston, New York,
4.32%, 3/14/08	(h)245	245
First Tennessee Bank,
5.05%, 8/15/08	(h)123	123
5.06%, 8/15/08	(h)490	490
Goldman Sachs Group, Inc.,
4.62%, 2/13/09	(h)230	230
5.10%, 9/12/08	(h)123	123
HSBC Finance Corp.,
5.26%, 8/5/08	(h)123	123
IBM Corp.,
5.27%, 9/8/08	(h)490	490
Lehman Brothers, Inc.,
4.49%, 1/2/08	209	209
Macquarie Bank Ltd.,
4.95%, 8/20/08	(h)245	245
Metropolitan Life Global Funding,
4.89%, 8/21/08	(h)368	368
National Bank of Canada,
5.21%, 4/2/08	(h)490	490
National Rural Utilities Cooperative Finance Corp.,
5.24%, 9/2/08	(h)490	490
Nationwide Building Society,
4.92%, 7/28/08	(h)284	284
Unicredito Italiano Bank (Ireland) plc,
5.04%, 8/14/08	(h)270	270
5.26%, 8/8/08	(h)172	172
		8,182

Shares
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)9,331,628	9,332

	Face
	Amount
	(000)
U.S. Treasury Security (0.2%)
U.S. Treasury Bill,
1.98%, 1/10/08	$ (j)(r)705	705
Total Short-Term Investments (Cost $18,218)		18,219
Total Investments + (120.8%) (Cost $400,866) — Including $33,137 of Securities Loaned		394,319
Liabilities in Excess of Other Assets (-20.8%)		(67,840)
Net Assets (100%)		$326,479

(c)

All or a portion of security on loan at December 31, 2007. At December 31, 2007, the Portfolio had loaned securities with a total value of $33,137,000. This was secured by collateral of $8,182,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments. The remaining collateral of $25,578,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments.

(d)	Security was valued at fair value — At December 31, 2007, the Portfolio held $2,000 of fair valued securities, representing less than 0.05% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on December 31, 2007.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Security has been deemed illiquid at December 31, 2007.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at December 31, 2007.

(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended December 31, 2007, advisory fees paid were reduced by $6,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $1,345,000. During the three months ended December 31, 2007, cost of purchases and sales in the Liquidity Fund were $28,324,000 and $51,968,000, respectively.

(r)	Rate shown is the Yield to Maturity at December 31, 2007.
@	Face Amount/Value is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2007.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
TBA	To Be Announced
+

At December 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $400,866,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $6,547,000 of which $4,104,000 related to appreciated securities and $10,651,000 related to depreciated securities.

Futures Contracts:

    The Portfolio had the following futures contract(s) open at period end:

					Net
					Unrealized
		Number			Appreciation
		of	Value	Expiration	(Depreciation)
		Contracts	(000)	Date	(000)
Long:
	EuroDollar
	CME	35	$8,379	Mar-08	$14
	EuroDollar
	CME	16	3,850	Jun-08	44
	EuroDollar
	CME	18	4,343	Sep-08	61
	EuroDollar
	CME	19	4,590	Dec-08	71
	EuroDollar
	CME	21	5,073	Mar-09	80
	EuroDollar
	CME	23	5,549	Jun-09	53
	U.S. Treasury
	2 yr. Note	50	10,513	Mar-08	7
	U.S. Treasury
	5 yr. Note	417	45,987	Mar-08	286
Short:
	EuroDollar
	CME	17	4,095	Sep-09	(40)
	EuroDollar
	CME	14	3,366	Dec-09	(30)
	EuroDollar
	CME	10	2,401	Mar-10	(19)
	EuroDollar
	CME	4	959	Jun-10	(7)
	EuroDollar
	CME	2	479	Sep-10	(3)
	EuroDollar
	CME	1	239	Dec-10	(2)
	U.S. Treasury
	10 yr. Note	259	29,368	Mar-08	(139)
	U.S. Treasury
	Long Bond	318	37,007	Mar-08	37
					$413

CME — Chicago Mercantile Exchange

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Citigroup	Buy	$500	0.43%	3/20/12	$(1)
Tyco International Ltd., Zero Coupon, 11/17/20
Citigroup	Buy	1,000	0.43	3/20/12	(2)
Tyco International Ltd., Zero Coupon, 11/17/20
Goldman Sachs	Buy	1,600	0.12	12/20/11	12
The Hartford Financial Services Group, Inc., 4.75%, 3/1/14
Goldman Sachs	Buy	510	0.15	12/20/11	9
Motorola, Inc., 6.50%, 9/1/25
Goldman Sachs	Buy	1,050	0.16	12/20/11	18
Motorola, Inc., 6.50%, 9/1/25
Goldman Sachs	Buy	780	0.22	3/20/12	2
Dell, Inc., 7.10%, 4/15/28
Goldman Sachs	Buy	1,550	0.10	3/20/12	10
The Chubb Corp., 6.00%, 11/15/11
JPMorgan Chase	Buy	1,300	0.65	3/20/11	(16)
Tyco International Ltd., 2.75%, 1/15/18
Lehman Brothers	Buy	800	0.20	12/20/11	3
Union Pacific Corp., 6.13%, 1/15/12
					$35

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Citigroup	3 Month LIBOR	Pay	5.33%	5/22/17	$7,800	$423
	3 Month LIBOR	Pay	5.37	5/23/17	7,800	443
	3 Month LIBOR	Pay	5.34	5/24/17	6,800	370
	3 Month LIBOR	Pay	5.24	9/27/17	5,000	295
	3 Month LIBOR	Receive	5.29	9/28/17	6,000	(378)
	3 Month LIBOR	Receive	5.00	11/13/17	2,000	(53)
	3 Month LIBOR	Receive	4.73	12/27/17	4,275	(20)
Deutsche Bank	3 Month LIBOR	Pay	5.39	5/25/17	17,600	1,028
	3 Month LIBOR	Pay	5.43	5/29/17	12,075	740
JPMorgan Chase	3 Month LIBOR	Pay	5.37	5/23/17	7,800	445
	3 Month LIBOR	Pay	5.34	5/24/17	11,200	612
	3 Month LIBOR	Pay	5.45	5/29/17	11,425	717
	3 Month LIBOR	Pay	5.44	8/20/17	2,300	175
	3 Month LIBOR	Pay	5.09	9/11/17	10,800	500
	3 Month LIBOR	Pay	5.16	9/20/17	4,500	237
	3 Month LIBOR	Receive	5.23	9/27/17	5,100	(299)
	3 Month LIBOR	Receive	5.30	9/28/17	5,550	(355)
	3 Month LIBOR	Pay	5.25	10/11/17	5,500	258
	3 Month LIBOR	Receive	5.01	11/13/17	3,000	(84)
						$5,054

LIBOR — London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2007 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (119.1%)
Agency Adjustable Rate Mortgages (4.3%)
Federal Home Loan Mortgage Corp.,
5.32%, 4/1/37	$11,121	$11,235
5.62%, 3/1/37	11,206	11,368
5.72%, 1/1/37	15,730	15,883
5.85%, 10/1/36	12,960	13,136
Federal National Mortgage Association,
4.73%, 6/1/36	11,065	11,044
7.19%, 5/1/36	13,770	14,025
7.22%, 7/1/36	11,048	11,256
7.23%, 4/1/36 - 7/1/36	12,116	12,359
7.24%, 8/1/36	1,311	1,336
Government National Mortgage Association,
5.63%, 7/20/25 - 9/20/27	974	979
6.13%, 10/20/25 - 12/20/27	1,470	1,490
6.38%, 1/20/25 - 1/20/28	8,817	8,946
		113,057
Agency Fixed Rate Mortgages (41.3%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 10/1/10 - 11/1/20	1,064	1,219
10.50%, 8/1/09 - 10/1/20	220	242
11.00%, 12/1/10 - 9/1/20	269	301
11.25%, 10/1/11 - 12/1/15	122	134
11.50%, 1/1/11 - 12/1/11	2	2
11.75%, 4/1/19	8	8
12.00%, 10/1/09 - 2/1/15	11	12
13.00%, 6/1/19	3	3
14.75%, 3/1/10	1	1
Gold Pools:
5.50%, 1/1/37 - 10/1/37	130,269	130,022
6.00%, 8/1/37 - 10/1/37	65,292	66,278
6.50%, 3/1/16 - 8/1/33	1,499	1,550
7.00%, 2/1/28 - 7/1/32	1,901	1,994
7.50%, 8/1/17 - 10/1/32	10,291	10,994
8.00%, 11/1/25 - 12/1/31	3,006	3,219
8.50%, 3/1/20 - 8/1/31	6,314	6,782
9.00%, 7/1/17	447	481
9.50%, 1/1/21 - 12/1/22	493	539
10.00%, 6/1/17 - 3/1/21	359	414
10.50%, 11/1/15 - 4/1/21	162	180
January TBA
5.50%, 1/15/37	(i)34,075	34,006
6.00%, 1/15/36	(i)127,450	129,342
6.50%, 1/15/36	(i)31,200	32,073
February TBA
5.00%, 2/15/37	(i)30,100	29,352
5.50%, 2/15/37	(i)65,100	64,927
Federal National Mortgage Association,
Conventional Pools:
5.00%, 4/1/36 - 11/1/37	34,612	33,783
5.50%, 6/1/35 - 12/1/37	66,896	66,829
6.50%, 11/1/23 - 1/1/34	24,795	25,671
7.00%, 11/1/13 - 4/1/36	50,556	53,175
7.50%, 11/1/22 - 8/1/37	35,466	37,640
8.00%, 2/1/12 - 10/1/32	18,956	20,245
8.50%, 9/1/09 - 5/1/32	16,565	17,833
9.00%, 12/1/08 - 1/1/22	769	822
9.50%, 11/1/13 - 4/1/30	4,215	4,597
January TBA
4.50%, 1/25/19	(i)49,300	48,530
5.00%, 1/25/20 - 1/25/35	(i)149,150	146,734
5.50%, 1/25/34	(i)34,300	34,262
6.50%, 1/25/34	(i)27,950	28,732
7.00%, 1/25/36	(i)24,350	25,332

Government National Mortgage Association,
Various Pools:
9.00%, 12/15/21 - 11/15/24	1,865	2,020
9.50%, 8/15/09 - 12/15/19	1,716	1,870
10.00%, 11/15/09 - 1/15/26	12,394	14,343
10.50%, 5/1/12 - 7/1/25	1,902	2,208
11.00%, 12/15/09 - 8/15/10	3,005	3,443
11.50%, 1/1/13 - 2/1/20	262	302
12.00%, 3/15/11 - 11/15/19	1,615	1,879
12.50%, 6/15/10 - 2/1/16	26	28
		1,084,353
Asset Backed Corporates (13.8%)
ACE Securities Corp.,
5.19%, 5/25/34	(h)1,861	1,768
American Express Credit Account Master Trust,
5.03%, 10/15/12	(h)13,950	13,876
Argent Securities, Inc.
4.92%, 10/25/36	(h)10,006	9,823
Bear Stearns Asset Backed Securities Trust,
4.97%, 1/25/37	(h)8,438	8,024
5.07%, 9/25/34	(h)875	873
5.09%, 3/25/35	(h)1,376	1,372
Capital Auto Receivables Asset Trust,
5.04%, 11/15/11	(h)14,725	14,618
5.09%, 7/20/10 - 5/15/11	(h)37,625	37,407
Capital One Multi-Asset Execution Trust,
5.75%, 7/15/20	13,450	13,560
Carrington Mortgage Loan Trust,
4.99%, 2/25/37	(h)8,207	7,876
Citibank Credit Card Issuance Trust,
4.87%, 3/22/12	(h)15,075	14,995
5.05%, 2/7/10	(h)14,100	14,104
Citicorp Residential Mortgage Securities, Inc.,
4.95%, 9/25/36	(h)54	53
Citigroup Mortgage Loan Trust, Inc.,
4.94%, 1/25/37	(h)10,395	10,002
5.28%, 10/25/34	(h)4	4
Contimortgage Home Equity Trust,
8.10%, 8/15/25	91	91
Countrywide Asset Backed Certificates,
5.02%, 5/25/36	(h)3,378	3,369
First Franklin Mortgage Loan Asset Backed Certificates,
4.92%, 7/25/36	(h)6,097	5,966
4.94%, 2/25/36	(h)4,191	4,145
4.99%, 10/25/35	(h)1,321	1,319
Ford Credit Auto Owner Trust,
5.04%, 4/15/10	(h)25,146	25,091
Fremont Home Loan Owner Trust,
4.92%, 10/25/36	(h)10,714	10,418
GSAMP Trust,
4.94%, 1/25/37	(h)7,925	7,732
4.99%, 3/25/47	(h)12,648	12,112
Long Beach Mortgage Loan Trust,
4.96%, 1/25/36	(h)8	8
MBNA Master Credit Card Trust,
5.90%, 8/15/11	19,530	19,920
7.80%, 10/15/12	15,505	16,720
Nationstar Home Equity Loan Trust,
4.94%, 9/25/36	(h)42	42
Novastar Home Equity Loan,
4.94%, 11/25/36	(h)35	35
RAAC Series,
4.97%, 9/25/45	(h)1,852	1,838
Residential Asset Mortgage Products, Inc.,
4.94%, 8/25/29	(h)9,390	9,231
4.96%, 10/25/36	(h)7,364	7,167
Securitized Asset Backed Receivables LLC Trust,
4.94%, 12/25/35	(h)531	529
4.95%, 11/25/36	(h)11,285	10,984
4.98%, 2/25/37	(h)7,417	6,904
5.00%, 5/25/37	(h)11,804	11,446
SLM Student Loan Trust,
5.07%, 10/27/14	(h)16,801	16,771
Soundview Home Equity Loan Trust,
4.98%, 2/25/37	(h)12,647	11,845

Structured Asset Investment Loan Trust,
4.94%, 3/25/36	(h)16	16
Structured Asset Securities Corp.,
4.96%, 2/25/37	(h)10,574	10,258
5.22%, 12/25/34	(h)17	17
Terwin Mortgage Trust,
4.98%, 4/25/37	(e)(h)5,535	5,425
TXU Electric Delivery Transition Bond Co. LLC,
4.81%, 11/17/14	3,115	3,106
Washington Mutual Asset Backed Certificates,
4.98%, 4/25/37	(h)10,882	10,524
		361,384
Collateralized Mortgage Obligations — Agency Collateral Series (0.7%)
Federal Home Loan Mortgage Corp.,
Inv Fl IO PAC
4.54%, 3/15/08	7	@—
5.02%, 2/15/08	19	@—
Inv Fl IO REMIC
2.47%, 8/15/30	199	15
IO
6.00%, 5/1/31	6,307	1,308
7.50%, 12/1/29	360	103
8.00%, 1/1/28 - 6/1/31	2,515	646
Federal National Mortgage Association,
Inv Fl IO
1.54%, 7/25/34	7,613	448
3.34%, 10/25/28	5,056	235
3.55%, 10/18/30	2,227	162
3.64%, 7/25/30	3,750	396
Inv Fl IO REMIC
33.73%, 9/25/20	50	85
39.38%, 9/25/22	86	112
IO
0.19%, 8/25/34	160,162	3,272
1.18%, 3/25/36	53,404	1,435
6.50%, 9/1/29 - 5/25/33	18,476	4,017
7.00%, 4/1/32	4,710	1,184
8.00%, 4/1/24 - 12/1/31	8,360	2,084
8.50%, 10/1/25	259	71
9.00%, 11/1/26	408	96
IO PAC REMIC
6.00%, 8/25/32 - 7/25/33	4,227	809
6.50%, 2/25/33 - 6/25/33	5,255	1,118
8.00%, 9/18/27	1,390	326
Government National Mortgage Association,
Inv Fl IO
3.12%, 5/16/31	6,061	687
3.17%, 8/16/31	2,015	198
3.57%, 8/16/29	307	38
		18,845
Collateralized Mortgage Obligation — Non Agency Collateral Series (12.1%)
Banc of America Commercial Mortgage, Inc.,
5.66%, 6/10/49	(h)15,000	15,365
5.69%, 4/10/49	(h)7,525	7,737
5.75%, 2/10/51	(h)13,800	14,257
Bear Stearns Commercial Mortgage Securities,
5.71%, 6/11/40	(h)7,925	8,171
Bear Stearns Structured Products, Inc.,
IO
0.27%, 2/27/36	(e)123,577	593
1.13%, 6/26/36	(e)208,451	5,274
1.20%, 1/27/37	(e)168,867	3,901
1.24%, 5/27/36	(e)135,120	1,794
1.31%, 1/27/37	(e)167,125	3,409
1.93%, 4/25/37	(e)250,779	7,523
6.43%, 3/27/36	(e)91,684	917
Citigroup Commercial Mortgage Trust,
5.70%, 12/10/49	(h)11,950	12,312
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.89%, 11/15/44	(h)10,650	11,015
Commercial Mortgage Pass Through Certificates,
5.82%, 12/10/49	(h)11,975	12,434

Countrywide Alternative Loan Trust,
2.21%, 2/25/47	(e)141,517	3,595
2.36%, 5/25/47	(e)56,529	1,806
IO
1.31%, 12/20/46	123,569	6,195
1.54%, 3/20/46	53,444	2,432
2.04%, 3/20/47	106,487	5,811
2.09%, 2/25/37	60,967	3,181
2.30%, 12/20/35	(e)(h)54,377	1,795
2.64%, 12/20/35	(e)(h)78,342	3,175
Credit Suisse Mortgage Capital Certificates,
5.72%, 6/15/39	(h)10,815	11,143
Greenpoint Mortgage Funding Trust,
IO
2.28%, 10/25/45	42,506	1,435
2.37%, 8/25/45	34,256	1,088
GS Mortgage Securities Corp.,
IO
2.90%, 8/25/35	(e)(h)22,355	880
GS Mortgage Securities Corp. II,
5.80%, 8/10/45	(c)(h)16,125	16,710
Harborview Mortgage Loan Trust,
IO
1.99%, 6/19/35	(h)42,792	1,070
2.27%, 5/19/35	(h)55,065	1,273
2.61%, 3/19/37	(h)50,633	2,247
PO
3/19/37	29	23
Indymac Index Mortgage Loan Trust,
IO
1.85%, 7/25/35	(h)38,465	1,394
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.44%, 6/12/47	@—	10,763
5.75%, 2/12/49	(h)13,400	13,809
5.82%, 6/15/49	(h)15,650	16,225
Kidder Peabody Mortgage Assets Trust,
IO
9.50%, 4/22/18	3	1
Lehman Brothers Commercial Conduit Mortgage Trust,
6.13%, 7/15/44	(h)10,575	11,080
Lehman Brothers-UBS Comercial Mortgage Trust,
5.16%, 2/15/31	9,525	9,434
5.43%, 2/15/40	(c)7,425	7,472
5.86%, 7/17/40	(h)11,500	11,917
5.87%, 9/15/45	(h)13,975	14,484
Residential Accredit Loans, Inc.,
2.98%, 5/25/47	(e)164,690	6,176
3.19%, 3/25/47	(e)95,194	3,332
Wachovia Bank Commercial Mortgage Trust,
5.34%, 12/15/43	7,725	7,716
5.68%, 5/15/46	12,000	12,262
5.74%, 6/15/49	(h)10,575	10,878
5.90%, 2/15/51	(c)(h)10,550	11,037
		316,541
Finance (5.9%)
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11	(e)9,957	10,352
American General Finance Corp.,
4.63%, 5/15/09 - 9/1/10	2,415	2,407
AXA Financial, Inc.,
6.50%, 4/1/08	5,450	5,475
Bank of America Corp.,
5.75%, 12/1/17	4,725	4,745
Bear Stearns Cos, Inc. (The),
5.55%, 1/22/17	(c)4,265	3,829
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(e)3,680	2,916
6.30%, 5/10/17	(e)1,495	1,116
Catlin Insurance Co., Ltd.,
7.25%	(e)(h)(o)4,980	4,560
Citigroup, Inc.,
5.88%, 5/29/37	2,815	2,636
Countrywide Home Loans, Inc.,
3.25%, 5/21/08	(c)3,040	2,747

Farmers Exchange Capital,
7.05%, 7/15/28	(e)100	99
Farmers Insurance Exchange,
8.63%, 5/1/24	(e)6,970	7,779
General Electric Capital Corp.,
4.25%, 12/1/10	(c)2,180	2,176
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37	4,765	4,683
HSBC Finance Corp.,
4.13%, 12/15/08	10	10
5.88%, 2/1/09	9,960	10,047
6.38%, 10/15/11	60	62
6.75%, 5/15/11	735	763
8.00%, 7/15/10	1,100	1,173
JPMorgan Chase & Co.,
6.00%, 2/15/09	7,660	7,729
Lehman Brothers Holdings, Inc.,
6.88%, 7/17/37	6,060	5,943
Marshall & Ilsley Bank,
3.80%, 2/8/08	6,390	6,382
Mantis Reef Ltd.,
4.69%, 11/14/08	(e)4,615	4,632
MBNA Corp.,
5.31%, 5/5/08	(c)(h)4,775	4,784
MetLife, Inc.,
6.13%, 12/1/11	45	47
Nationwide Building Society,
4.25%, 2/1/10	(e)5,000	4,998
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	3,015	3,116
Prudential Finance, Inc.,
6.63%, 12/1/37	1,840	1,862
SLM Corp.,
4.00%, 1/15/10	3,595	3,313
Two-Rock Pass Through Trust,
5.83%	(e)(h)(o)2,930	1,172
Unicredit Luxembourg Finance S.A.,
5.14%, 10/24/08	(e)(h)8,220	8,205
Wachovia Capital Trust III,
5.80%	(h)(o)11,675	10,440
Washington Mutual Bank/Henderson N.V.,
5.50%, 1/15/13	25	22
Washington Mutual Preferred Funding,
6.67%	(e)(h)(o)1,300	768
Washington Mutual, Inc.,
8.25%, 4/1/10	5,330	5,092
Wells Fargo & Co.,
5.63%, 12/11/17	5,230	5,243
World Financial Properties,
6.91%, 9/1/13	(e)1,041	1,088
6.95%, 9/1/13	(e)6,564	6,868
Xlliac Global Funding,
4.80%, 8/10/10	(e)5,360	5,395
		154,674
Industrials (5.6%)
America West Airlines, Inc.,
7.10%, 4/2/21	43	45
ArvinMeritor, Inc.,
8.75%, 3/1/12	(c)2,915	2,733
AT&T Corp.,
8.00%, 11/15/31	(c)5,300	6,528
AT&T, Inc.,
6.15%, 9/15/34	3,110	3,115
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	1,605	1,619
7.13%, 6/15/12	4,680	5,029
Comcast Cable Communications LLC,
6.75%, 1/30/11	2,515	2,631
7.13%, 6/15/13	1,000	1,070
ConAgra Foods, Inc.,
7.00%, 10/1/28	1,505	1,601
ConAgra Foods, Inc.,
8.25%, 9/15/30	1,920	2,281

Consumers Energy Co.,
4.00%, 5/15/10	1,410	1,379
4.80%, 2/17/09	2,100	2,096
Cooper Industries, Inc.,
5.25%, 11/15/12	3,490	3,599
CVS/Caremark Corp.,
5.75%, 8/15/11 - 6/1/17	2,275	2,312
CVS Lease Pass Through,
6.04%, 12/10/28	(e)4,855	4,675
Daimler Finance North America LLC,
7.20%, 9/1/09	25	26
8.50%, 1/18/31	(c)2,320	2,934
Delhaize America, Inc.,
9.00%, 4/15/31	(c)4,841	5,621
Echostar DBS Corp.,
6.38%, 10/1/11	4,850	4,804
6.63%, 10/1/14	545	544
FBG Finance Ltd.,
5.13%, 6/15/15	(c)(e)3,825	3,725
Fiserv, Inc.,
6.80%, 11/20/17	3,620	3,710
France Telecom S.A.,
8.50%, 3/1/31	4,130	5,371
General Electric Co.,
5.25%, 12/6/17	12,215	12,212
Home Depot, Inc.,
5.12%, 12/16/09	(h)5,975	5,856
Hospira, Inc.,
5.31%, 3/30/10	(h)5,425	5,388
ICI Wilmington, Inc.,
4.38%, 12/1/08	2,040	2,038
Interpublic Group of Cos., Inc.,
6.25%, 11/15/14	2,365	2,022
Kroger Co. (The),
6.40%, 8/15/17	(c)1,080	1,132
LG Electronics, Inc.,
5.00%, 6/17/10	(e)2,765	2,769
Miller Brewing Co.,
4.25%, 8/15/08	(e)3,885	3,869
Pilgrim’s Pride Corp.,
7.63%, 5/1/15	2,540	2,508
Sprint Capital Corp.,
8.75%, 3/15/32	(c)2,655	3,001
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13	(e)5,112	5,266
Telecom Italia Capital S.A.,
4.00%, 11/15/08 - 1/15/10	(c)5,345	5,238
Telefonica Europe B.V.,
8.25%, 9/15/30	(c)4,380	5,424
Time Warner, Inc.,
5.11%, 11/13/09	(h)7,390	7,211
Union Pacific Corp.,
5.45%, 1/31/13	6,135	6,195
6.63%, 2/1/08	1,225	1,226
Verizon New England, Inc.,
6.50%, 9/15/11	2,100	2,207
Viacom, Inc.,
6.88%, 4/30/36	3,720	3,742
Yuml Brands, Inc.,
8.88%, 4/15/11	3,140	3,466
		148,218
Mortgages — Other (28.9%)
American Express Co.,
9.63%, 12/1/12	(d)(k)20	20
American Home Mortgage Assets,
4.99%, 3/25/47	(h)14,225	13,251
5.06%, 10/25/46 - 6/25/47	(h)39,444	36,932
5.10%, 5/25/46 - 9/25/46	(h)18,929	17,169
5.11%, 6/25/47	(h)3,309	3,035
5.17%, 6/25/47	(h)8,352	6,746
American Home Mortgage Investment Trust,
5.06%, 3/25/46 - 5/25/47	(h)30,895	28,632
American Housing Trust,
9.55%, 9/25/20	28	28

Banc of America Funding Corp.,
5.30%, 9/20/35	(h)3,923	3,678
Bear Stearns Mortgage Funding Trust,
5.04%, 3/25/37	(h)9,832	9,283
5.07%, 9/25/36	(h)91	86
5.08%, 12/25/36	(h)16,516	15,596
5.12%, 7/25/36	(h)12,116	11,217
Bear Stearns Structured Products, Inc.,
6.50%, 3/27/36 - 5/27/36	(e)1,551	1,550
Countrywide Alternative Loan Trust,
5.04%, 5/25/47	(h)16,189	15,185
5.06%, 10/25/46	(h)15,878	14,920
5.10%, 5/20/46 - 6/25/47	(h)24,600	22,327
5.14%, 7/25/46	(h)83	76
5.17%, 5/25/47	(h)4,329	3,737
5.21%, 11/20/35	(h)3,087	2,988
5.22%, 5/20/46	(h)13,565	12,420
5.24%, 8/25/35	(h)2,414	2,368
5.25%, 12/20/46	(h)8,546	6,850
6.49%, 2/25/36	(h)63	63
Countrywide Home Loan Mortgage Pass Through Trust,
5.14%, 4/25/46	(h)7,000	6,665
5.17%, 4/25/36	(h)62	58
Deutsche ALT-A Securities NIM Trust,
6.75%, 2/25/47	(e)2,757	2,676
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
5.02%, 2/25/47	(h)17,352	16,366
5.62%, 2/25/47	(h)6,808	5,685
Downey Savings & Loan Association Mortgage Loan Trust,
5.17%, 11/19/37	(h)13,220	12,496
5.73%, 4/19/46	(h)8,697	8,229
Federal Home Loan Mortgage Corp.,
PAC
9.50%, 4/15/20	3	3
Federal National Mortgage Association,
Conventional Pool:
7.00%, 9/25/32	3,082	3,264
Greenpoint Mortgage Funding Trust,
5.04%, 4/25/47	(h)13,657	12,577
5.19%, 3/25/36	(h)10,552	9,719
GSR Mortgage Loan Trust,
5.06%, 8/25/46	(h)109	102
5.13%, 8/25/46	(h)15,165	13,897
Harborview Mortgage Loan Trust,
5.06%, 1/19/38	(h)3,319	3,280
5.11%, 4/19/38	(h)9,006	8,433
5.12%, 3/19/38	(h)11,419	10,710
5.15%, 11/19/36	(h)19,099	18,087
5.16%, 11/19/36 - 1/19/38	(h)31,217	29,300
5.17%, 10/19/37 - 3/19/38	(h)18,120	16,715
5.18%, 8/21/36	(h)12,282	11,352
5.20%, 7/19/46	(h)9,551	8,757
5.21%, 11/19/36 - 3/19/37	(h)5,076	4,618
5.22%, 10/19/37	(h)11,642	10,590
5.31%, 1/19/36	(h)45	41
5.35%, 11/19/35	(h)5,300	4,828
Harborview NIM Corp.,
6.41%, 3/19/37 - 3/19/38	(e)4,492	4,480
Indymac Index Mortgage Loan Trust,
4.97%, 2/25/37	(h)11,761	11,538
4.99%, 7/25/46	(h)14,188	13,911
5.08%, 11/25/36	(h)16,441	15,453
5.12%, 6/25/46	(h)89	81
5.15%, 7/25/35	(h)2,849	2,601
5.25%, 10/25/36	(h)6,890	6,353
Lehman XS Net Interest Margin Notes,
6.25%, 6/28/46	(e)298	302
Lehman XS Trust,
5.17%, 2/25/46	(h)8,042	7,606
Luminent Mortgage Trust,
5.07%, 10/25/46	(h)12,917	12,124
5.09%, 12/25/36	(h)16,869	15,192
5.11%, 4/25/36	(h)7,287	6,859
5.15%, 2/25/46	(h)61	56

Mastr Adjustable Rate Mortgages Trust,
4.98%, 5/25/47		(h)3,693	3,666
5.12%, 4/25/46		(h)50	46
Merrill Lynch Mortgage Investors, Inc.,
4.99%, 8/25/35		(h)344	344
Mid-State Trust,
8.33%, 4/1/30		72	73
Residential Accredit Loans, Inc.,
5.01%, 3/25/37		(h)12,783	11,952
5.03%, 2/25/37 - 3/25/47		(h)38,557	36,968
5.06%, 12/25/36		(h)14,223	13,284
5.07%, 5/25/47		(h)27,745	26,057
5.10%, 6/25/46		(h)1,547	1,411
5.13%, 2/25/46		(h)3,999	3,726
5.14%, 2/25/46		(h)3,288	3,113
Ryland Acceptance Corp. IV,
6.65%, 7/1/11		187	186
Structured Adjustable Rate Mortgage Loan Trust,
5.17%, 9/25/34		(h)989	965
Structured Asset Mortgage Investments, Inc.,
5.06%, 2/25/36		(h)4,798	4,493
5.07%, 10/25/36		(h)85	80
5.10%, 7/25/36 - 8/25/36		(h)24,954	22,998
5.13%, 5/25/36		(h)4,334	3,793
5.14%, 4/25/36		(h)12,308	11,347
5.15%, 7/25/36		(h)9,518	7,975
Washington Mutual Alternative Mortgage Pass Through Certificates,
5.06%, 7/25/46		(h)500	471
5.07%, 12/25/46		(h)11,873	10,851
5.16%, 11/25/46		(h)6,367	5,221
5.17%, 10/25/46		(h)8,813	7,210
5.73%, 4/25/46		(h)10,101	9,641
5.75%, 8/25/46		(h)10,049	9,600
Washington Mutual, Inc.,
4.95%, 6/25/46		(h)@—	@—
5.12%, 11/25/45 - 12/25/45		(h)5,575	5,487
5.13%, 10/25/45		(h)1,302	1,290
5.14%, 4/25/45		(h)42	39
5.16%, 8/25/45		(h)556	552
5.23%, 7/25/45		(h)30	27
5.73%, 5/25/46		(h)6,220	5,880
Zuni Mortgage Loan Trust,
5.00%, 8/25/36		(h)6,249	5,978
			757,885
Sovereign (1.5%)
Government of Argentina,
8.28%, 12/31/33		(d)4,202	4,004
Government of Japan
0.30%, 3/20/08	JPY	3,045,000	27,250
Mexican Bonos,
9.50%, 12/18/14	MXN	75,635	7,452
			38,706
U.S. Treasury Securities (3.2%)
U.S. Treasury Bonds,
4.50%, 2/15/36	$	(c)39,000	39,210
5.38%, 2/15/31		(c)38,800	43,726
U.S. Treasury Notes,
4.25%, 8/15/13		1,135	1,177
			84,113
Utilities (1.8%)
Appalachian Power Co.,
5.65%, 8/15/12		1,395	1,419
Arizona Public Service Co.,
5.80%, 6/30/14		3,935	3,933
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37		1,130	1,088
7.88%, 4/1/13		730	802
Consolidated Natural Gas Co.,
6.25%, 11/1/11		1,760	1,831
Detroit Edison Co. (The),
6.13%, 10/1/10		2,590	2,687
Entergy Gulf States, Inc.,
3.60%, 6/1/08		1,705	1,692
5.52%, 12/1/09		(h)1,995	1,982
5.90%, 12/8/08		(e)(h)4,225	4,239

Kinder Morgan Finance Co.,
5.70%, 1/5/16	3,970	3,614
NiSource Finance Corp.,
5.59%, 11/23/09	(h)2,785	2,759
7.88%, 11/15/10	3,590	3,811
Ohio Edison Co.,
6.40%, 7/15/16	2,370	2,431
Ohio Power Co.,
6.00%, 6/1/16	3,605	3,650
Plains All American Pipeline, LP/PAA Finance Corp.,
6.70%, 5/15/36	(c)3,635	3,665
PSEG Energy Holdings LLC,
8.63%, 2/15/08	(c)2,547	2,565
Public Service Electric & Gas Co.,
5.00%, 1/1/13	20	20
Texas Eastern Transmission LP,
7.00%, 7/15/32	2,295	2,577
Union Electric Co.,
6.40%, 6/15/17	3,495	3,669
		48,434
Total Fixed Income Securities (Cost $3,204,352)		3,126,210

No. of
Contracts
Put Options Purchased (0.0%)
90 Day EuroDollar
3/08 @ $94.75 (Cost $610)	(a)2,518	16

	Shares
Preferred Stocks (0.5%)
Mortgages — Other (0.5%)
Harborview NIM Corp.,	(h)5,514	3,067
Home Ownership Funding Corp., 13.33%	(e)65	9,717
Total Preferred Stocks (Cost $12,480)		12,784

	Face Amount (000)
Short-Term Investments (4.8%)
Short-Term Debt Securities held as Collateral on Loaned Securities (2.8%)
Alliance & Leicester plc,
5.26%, 9/2/08	$ (h)2,201	2,201
Bancaja,
5.35%, 8/12/08	1,101	1,101
Bank of New York Co., Inc.,
5.24%, 8/8/08	(h)1,101	1,101
BASF AG,
5.18%, 8/19/08	(h)1,101	1,101
BNP Paribas plc,
4.90%, 5/19/08	(h)2,201	2,201
CAM US Finance S.A. Unipersonal,
5.24%, 7/25/08	(h)4,403	4,403
Canadian Imperial Bank of Commerce, New York,
4.42%, 7/28/08	(h)2,201	2,201
CC USA, Inc.,
3.89%, 1/28/08	(h)1,100	1,100
CIT Group Holdings,
5.23%, 6/18/08	(h)3,962	3,962
Citigroup Global Markets Holdings, Inc.,
4.51%, 1/2/08	15,007	15,007
Credit Suisse First Boston, New York,
4.32%, 3/14/08	(h)2,201	2,201
First Tennessee Bank,
5.05%, 8/15/08	(h)1,101	1,101
5.06%, 8/15/08	(h)4,403	4,403
Goldman Sachs Group, Inc.,
4.62%, 2/13/09	(h)2,069	2,069
5.10%, 9/12/08	(h)1,101	1,101
HSBC Finance Corp.,
5.26%, 8/5/08	(h)1,101	1,101
IBM Corp.,
5.27%, 9/8/08	(h)4,403	4,403
Lehman Brothers, Inc.,
4.49%, 1/2/08	1,877	1,877
Macquarie Bank Ltd.,
4.95%, 8/20/08	(h)2,201	2,201

Metropolitan Life Global Funding,
4.89%, 8/21/08	(h)3,302	3,302
National Bank of Canada,
5.21%, 4/2/08	(h)4,402	4,402
National Rural Utilities Cooperative Finance Corp.,
5.24%, 9/2/08	(h)4,403	4,403
Nationwide Building Society,
4.92%, 7/28/08	(h)2,554	2,554
Unicredito Italiano Bank (Ireland) plc,
5.04%, 8/8/08	(h)2,422	2,422
5.26%, 8/14/08	(h)1,541	1,541
		73,459

Shares
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)46,821,556	46,822

	Face Amount (000)
U.S. Treasury Security (0.2%)
U.S. Treasury Bill,
1.98%, 1/10/08	$	(j)(r)5,205	5,202
Total Short-Term Investments (Cost $125,481)			125,483
Total Investments + (124.4%) (Cost $3,342,923) — including $136,134 of Securities Loaned			3,264,493
Liabilities in Excess of Other Assets (-24.4%)			(639,401)
Net Assets (100%)			$2,625,092

(a)	Non-income producing security.
(c)

All or a portion of security on loan at December 31, 2007. At December 31, 2007, the Portfolio had loaned securities with a total value of $136,134,000. This was secured by collateral of $73,459,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments. The remaining collateral of $64,957,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments.

(d)	Securities were valued at fair value — At December 31, 2007, the Portfolio held approximately $4,024,000 of fair valued securities, representing 0.2% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on December 31, 2007.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Security has been deemed illiquid at December 31, 2007.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at December 31, 2007.

(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended December 31, 2007, advisory fees paid were reduced by $41,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $8,258,000. During the three months ended December 31, 2007, cost of purchases and sales in the Liquidity Fund were $354,118,000 and $538,241,000, respectively.

(r)	Rate shown is the Yield to Maturity at December 31, 2007.
@	Face Amount/Value is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2007.
IO	Interest Only
JPY	Japanese Yen
MXN	Mexican Peso
PAC	Planned Amortization Class
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced
+

At December 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $3,342,923,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $78,430,000 of which $39,319,000 related to appreciated securities and $117,749,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

				In			Net Unrealized
Currency to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)

EUR	19,754	$28,899	2/14/08	USD	29,005	$29,005	$106

EUR — Euro
USD — United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

					Net
					Unrealized
		Number			Appreciation
		of	Value	Expiration	(Depreciation)
		Contracts	(000)	Date	(000)
Long:
	U.S. Treasury
	5yr. Note	3,586	$395,469	Mar-08	$2,016
	EuroDollar
	CME	657	157,294	Mar-08	342
	EuroDollar
	CME	232	55,828	Jun-08	864
	EuroDollar
	CME	262	63,214	Sep-08	1,140
	EuroDollar
	CME	257	62,085	Dec-08	1,209
	EuroDollar
	CME	322	77,787	Mar-09	1,550
	EuroDollar
	CME	354	85,411	Jun-09	812
Short:
	U.S. Treasury
	2 yr. Note	1,502	315,796	Mar-08	(650)
	U.S. Treasury
	10 yr. Note	934	105,907	Mar-08	(509)
	U.S. Treasury
	Long Bond	2,606	303,273	Mar-08	780
	EuroDollar
	CME	253	60,941	Sep-09	(593)
	EuroDollar
	CME	214	51,456	Dec-09	(461)
	EuroDollar
	CME	245	58,815	Mar-10	(475)
	EuroDollar
	CME	193	46,257	Jun-10	(333)
	EuroDollar
	CME	169	40,450	Sep-10	(265)
	EuroDollar
	CME	142	33,949	Dec-10	(209)
					$5,218

CME — Chicago Mercantile Exchange

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

					Unrealized
		Notional			Appreciation
	Buy/Sell	Amount	Pay/Receive	Termination	(Depreciation)
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)
Bank of America
The Gap, Inc., 8.80%, 12/15/08	Buy	$7,950	1.19%	3/20/2012	$(145)
Citigroup
Tyco International Ltd., Zero Coupon, 11/17/20	Buy	8,000	0.43	3/20/2012	(26)
Goldman Sachs
Tyco International Ltd., 6.38%, 10/15/11	Buy	7,700	0.8	3/20/2011	(129)
Goldman Sachs
Dow Jones CDX North America Investment Grade High Volatility Index, Series 7	Buy	53,000	0.75	12/20/2011	2,040
Goldman Sachs
The Hartford Financial Services Group, Inc., 4.75%, 3/1/14	Buy	13,000	0.12	12/20/2011	96
Goldman Sachs
Motorola, Inc., 6.50%, 9/1/25	Buy	4,240	0.15	12/20/2011	73
Goldman Sachs
Motorola, Inc., 6.50%, 9/1/25	Buy	8,800	0.16	12/20/2011	148
Goldman Sachs
The Chubb Corp., 6.00%, 11/15/11	Buy	13,200	0.1	3/20/2012	88
Goldman Sachs
Dell, Inc., 7.10%, 4/15/28	Buy	6,650	0.22	3/20/2012	20
JPMorgan Chase
Tyco International Ltd., 2.75%, 1/15/18	Buy	5,390	0.65	3/20/2011	(93)
Lehman Brothers
Union Pacific Corp., 6.13%, 1/15/12	Buy	6,500	0.2	12/20/2011	28
					$2,100

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)
Citigroup	3MonthLIBOR	Pay	5.33%	5/22/2017	$38,500	$2,085
	3MonthLIBOR	Pay	5.37	5/23/2017	65,500	3,723
	3MonthLIBOR	Pay	5.41	5/25/2017	26,200	1,581
	3MonthLIBOR	Pay	5.44	5/29/2017	33,500	2,082
	3MonthLIBOR	Receive	5.29	9/28/2017	45,000	(2,834)
	3MonthLIBOR	Receive	5.00	11/13/2017	15,000	(397)
	3MonthLIBOR	Receive	4.73	12/27/2017	35,600	(164)
Deutsche Bank	3MonthLIBOR	Pay	5.35	5/24/2017	75,500	4,179
	3MonthLIBOR	Pay	5.39	5/25/2017	95,775	5,595
	3MonthLIBOR	Pay	5.43	5/29/2017	101,350	6,209
JPMorgan Chase	3MonthLIBOR	Pay	5.37	5/23/2017	22,700	1,295
	3MonthLIBOR	Pay	5.34	5/24/2017	50,000	2,733
	3MonthLIBOR	Pay	5.09	9/11/2017	88,500	4,097
	3MonthLIBOR	Pay	5.16	9/20/2017	37,000	1,947
	3MonthLIBOR	Receive	5.23	9/27/2017	46,000	(2,692)
	3MonthLIBOR	Receive	5.30	9/28/2017	47,000	(3,004)
	3MonthLIBOR	Pay	5.25	10/11/2017	44,000	2,062
	3MonthLIBOR	Receive	5.01	11/13/2017	25,000	(699)
Lehman Brothers	3MonthLIBOR	Pay	5.34	5/24/2017	24,500	1,332
	3MonthLIBOR	Pay	5.40	5/25/2017	25,000	1,488
						$30,618

LIBOR — London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust
Equities Plus Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2007 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (86.6%)
Agency Adjustable Rate Mortgages (13.7%)
Federal National Mortgage Association,
6.75%, 3/1/36	$678	$688
6.82%, 7/1/35	489	504
7.22%, 7/1/36	846	861
7.23%, 7/1/36	828	849
7.24%, 8/1/36	637	649
		3,551
Collateralized Mortgage Obligations — Non Agency Collateral Series (10.7%)
Bear Stearns Structured Products, Inc.,
IO
1.13%, 6/26/36	(e)6,941	176
1.20%, 1/27/37	(e)1,963	45
1.26%, 1/27/37	2,747	56
1.31%, 1/27/37	1,670	43
1.93%, 5/25/37	(e)9,346	280
Countrywide Alternative Loan Trust,
IO
0.53%, 10/25/35	2,907	84
1.08%, 9/25/35	3,501	87
1.51%, 3/20/47	8,248	450
1.96%, 2/20/47	11,282	569
2.05%, 12/20/46	6,095	306
2.57%, 8/25/46	(h)1,861	78
2.65%, 7/20/46	1,208	56
Countrywide Home Loan Mortgage Pass Through Trust,
IO
0.44%, 2/25/35	1,345	31
1.38%, 9/25/34	(h)1,208	22
1.53%, 2/25/35	(h)1,346	19
Harborview Mortgage Loan Trust,
IO
1.69%, 7/19/46	(h)985	39
PO
7/19/47	@—	@—
Residential Accredit Loans, Inc.,
2.98%, 5/25/47	(e)4,797	180
3.19%, 3/25/47	(e)810	28
Washington Mutual, Inc.,
IO
0.30%, 1/25/45	4,557	68
0.39%, 7/25/46	8,601	81
0.46%, 9/25/46	3,672	33
1.25%, 6/25/46	2,914	65
		2,796
Finance (0.8%)
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(e)40	32
6.30%, 5/10/17	(e)20	15
Popular North America, Inc.,
5.65%, 4/15/09	55	56
Wachovia Capital Trust III,
5.80%	(h)(o)120	107
		210

Industrials (0.5%)
Telecom Italia Capital S.A.,
4.00%, 11/15/08	65	64
Viacom, Inc.,
5.75%, 4/30/11	(c)60	61
		125
Mortgages — Other (60.8%)
American Home Mortgage Assets,
5.18%, 10/25/46	(h)286	234
Bear Stearns Mortgage Funding Trust,
5.07%, 12/25/36	(h)757	715
Countrywide Alternative Loan Trust,
5.06%, 11/25/46	(h)735	695
5.10%, 7/25/46	(h)797	725
5.23%, 3/20/47	(h)321	264
5.25%, 12/20/46	(h)285	228
5.33%, 11/20/35	(h)580	529
6.49%, 2/25/36	(h)511	511
6.83%, 11/25/35	(h)447	442
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
5.62%, 2/25/47	(h)93	78
Downey Savings & Loan Association Mortgage Loan Trust,
5.15%, 3/19/37	(h)826	753
Federal Home Loan Mortgage Corp.,
5.66%, 10/15/22	(h)41	41
5.71%, 3/15/22-10/15/22	(h)102	102
Federal National Mortgage Association,
5.42%, 12/25/21	(h)69	70
5.47%, 11/25/20	(h)18	18
5.63%, 10/25/22	(h)44	45
GS Mortgage Securities Corp.,
6.25%, 8/25/46	(e)103	101
6.41%, 6/25/46	(e)6	6
Harborview Mortgage Loan Trust,
5.16%, 11/19/36	(h)229	215
5.29%, 9/19/35	(h)637	603
5.30%, 1/19/36	(h)449	410
Harborview NIM Corp.,
6.41%, 12/19/36-3/19/38	(e)367	366
Lehman XS Trust,
5.20%, 2/25/46	(h)613	565
Luminent Mortgage Trust,
5.06%, 10/25/46	(h)730	685
5.10%, 5/25/46	(h)582	537
5.11%, 4/25/36-5/25/36	(h)1210	1,129
5.15%, 2/25/46	(h)612	563
Mastr Adjustable Rate Mortgages Trust,
5.11%, 4/25/46	(h)501	456
Novastar Mortgage Backed Notes,
5.11%, 9/25/46	(h)559	519
Residential Accredit Loans, Inc.,
5.06%, 1/25/37	(h)830	729
5.10%, 5/25/46	(h)810	745
5.14%, 2/25/46	(h)634	577
Sharp SP I, LLC Net Interest Margin Trust,
7.00%, 10/25/46	(e)80	78
Structured Asset Mortgage Investments, Inc.,
5.10%, 6/25/36	582	539
5.14%, 4/25/36	567	523

Washington Mutual, Inc.,
5.15%, 6/25/46	(h)79	66
5.16%, 10/25/46	(h)81	67
5.20%, 11/25/45	(h)429	397
5.23%, 10/25/45	(h)383	350
5.73%, 4/25/46	(h)137	133
		15,809
Utilities (0.1%)
Kinder Morgan Finance Co.,
5.70%, 1/5/16	40	36
Total Fixed Income Securities (Cost $23,822)		22,527

No. of Contracts
Put Options Purchased (0.0%)
90 Day EuroDollar
3/08 @ $94.50 (Cost $7)	(a)57	@—

Shares
Preferred Stocks (0.4%)
Mortgages — Other (0.4%)
Harborview NIM Corp., (Cost $114)	(e)(h)171,430	95

	Face
	Amount
	(000)
Short-Term Investments (12.7%)
Short-Term Debt Securities held as Collateral on Loaned Securities (0.2%)
Alliance & Leicester plc,
5.26%, 9/2/08	$ (h)2	2
Bancaja,
5.35%, 8/12/08	1	1
Bank of New York Co., Inc.,
5.24%, 8/8/08	(h)1	1
BASF AG,
5.18%, 8/19/08	(h)1	1
BNP Paribas plc,
4.90%, 5/19/08	(h)2	2
CAM US Finance S.A. Unipersonal,
5.24%, 7/25/08	(h)4	4
Canadian Imperial Bank of Commerce, New York,
4.42%, 7/28/08	(h)2	2
CC USA, Inc.,
3.89%, 1/28/08	(h)1	1
CIT Group Holdings,
5.23%, 6/18/08	(h)3	3
Citigroup Global Markets Holdings, Inc.,
4.51%, 1/2/08	12	12
Credit Suisse First Boston, New York,
4.32%, 3/14/08	(h)2	2
First Tennessee Bank,
5.05%, 8/15/08	(h)1	1
5.06%, 8/15/08	(h)4	4
Goldman Sachs Group, Inc.,
4.62%, 2/13/09	(h)2	2
5.10%, 9/12/08	(h)1	1
HSBC Finance Corp.,
5.26%, 8/5/08	(h)1	1
IBM Corp.,
5.27%, 9/8/08	(h)4	4
Lehman Brothers, Inc.,
4.49%, 1/2/08	1	1
Macquarie Bank Ltd.,
4.95%, 8/20/08	(h)2	2
Metropolitan Life Global Funding,
4.89%, 8/21/08	(h)3	3
National Bank of Canada,
5.21%, 4/2/08	(h)4	4

National Rural Utilities Cooperative Finance Corp.,
5.24%, 9/2/08	(h)4	4
Nationwide Building Society,
4.92%, 7/28/08	(h)2	2
Unicredito Italiano Bank (Ireland) plc,
5.04%, 8/14/08	(h)2	2
5.26%, 8/8/08	(h)1	1
		63

	Shares
Investment Company (12.5%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)3,255,667	3,256
Total Short-Term Investments (Cost $3,319)		3,319
Total Investments + (99.7%) (Cost $27,262) — including $61 of Securities Loaned		25,941
Other Assets in Excess of Liabilities (0.3%)		75
Net Assets (100%)		$26,016

(a)	Non-income producing security.
(c)

All or a portion of security on loan at December 31, 2007. At December 31, 2007, the Portfolio had loaned securities with a total value of $61,000. This was secured by collateral of $63,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2007.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at December 31, 2007.

(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended December 31, 2007, advisory fees paid were reduced by $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $82,000. During the three months ended December 31, 2007, cost of purchases and sales in the Liquidity Fund were $11,533,000 and $12,215,000, respectively.

@	Face Amount/Value is less than $500.
IO	Interest Only
PO	Principal Only
+

At December 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $27,262,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $1,321,000 of which $258,000 related to appreciated securities and $1,579,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

					Net
					Unrealized
		Number			Appreciation
		of	Value	Expiration	(Depreciation)
		Contracts	(000)	Date	(000)
Long:
	EuroDollar
	CME	23	$5,549	Jun-09	$53
	S&P 500
	Index	71	26,220	Mar-08	(284)
	U.S. Treasury
	5 Year Note	25	2,757	Mar-08	12
Short:
	EuroDollar
	CME	12	2,895	Mar-08	(24)
	EuroDollar
	CME	22	5,267	Mar-08	(17)
	EuroDollar
	CME	13	3,128	Jun-08	(21)
	EuroDollar
	CME	9	2,174	Dec-08	(21)
	EuroDollar
	CME	6	1,449	Mar-09	(15)
	EuroDollar
	CME	8	1,927	Sep-09	(19)
	EuroDollar
	CME	6	1,443	Dec-09	(13)
	EuroDollar
	CME	7	1,680	Mar-10	(14)
	EuroDollar
	CME	5	1,198	Jun-10	(9)
	EuroDollar
	CME	5	1,197	Sep-10	(8)
	EuroDollar
	CME	4	956	Dec-10	(6)
	S&P 500
	Emini Index	2	148	Mar-08	2
	U.S. Treasury
	Long Bond	19	2,211	Mar-08	9
	U.S. Treasury
	2 yr. Note	32	6,728	Mar-08	(17)
	U.S. Treasury
	10yr. Note	47	5,329	Mar-08	(22)
	10yr. Swap	6	663	Mar-08	(7)
					$(421)

CME — Chicago Mercantile Exchange

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase
General Motors Acceptance Corp., 6.88%, 8/28/12	Sell	$65,000	3.08%	6/20/2010	$(8)

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Citigroup	3 Month LIBOR	Pay	4.95%	11/6/2017	$2,100	$49
JPMorgan Chase	3 Month LIBOR	Pay	5.38	5/24/2017	3,600	$208
						257

LIBOR — London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust
High Yield Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2007 (unaudited)

		Face
		Amount	Value
		(000)	(000)
Fixed Income Securities (95.5%)
Aerospace (1.0%)
Hexcel Corp.,
6.75%, 2/1/15		$1,655	$1,630
Broadcasting (1.1%)
LIN Television Corp.,
6.50%, 5/15/13		1,045	989
Univision Communications, Inc., PIK,
9.75%, 3/15/15		(c)(e)710	650
			1,639
Cable (4.2%)
Cablevision Systems Corp.,
9.64%, 4/1/09		(h)1,550	1,575
Charter Communications Holdings I, LLC/Charter Communications Holdings I Capital Corp.,
11.00%, 10/1/15		(c)652	535
Charter Communications Holdings II, LLC/Charter Communications Holdings II Capital Corp.,
10.25%, 9/15/10		485	478
Echostar DBS Corp.,
6.38%, 10/1/11		1,605	1,590
Intelsat Bermuda Ltd.,
8.89%, 1/15/15		(h)305	307
Intelsat Subsidiary Holding Co., Ltd.,
8.63%, 1/15/15		(c)1,345	1,359
PanAmSat Corp.,
9.00%, 8/15/14		307	310
Virgin Media Finance plc,
8.75%, 4/15/14		(c)230	229
9.13%, 8/15/16		145	144
			6,527
Chemicals (6.3%)
Berry Plastics Holding Corp.,
8.88%, 9/15/14		(c)1,805	1,724
Innophos Holdings, Inc.,
9.50%, 4/15/12		(e)600	591
Innophos, Inc.,
8.88%, 8/15/14		(c)1,050	1,050
Koppers Holdings, Inc.,
Zero Coupon, 11/15/14		(g)1,155	976
Koppers, Inc.,
9.88%, 10/15/13		490	518
Nalco Co.,
7.75%, 11/15/11		975	992
8.88%, 11/15/13		(c)875	917
Rockwood Specialties Group, Inc.,
7.63%, 11/15/14	EUR	700	1,008
Terra Capital, Inc,
7.00%, 2/1/17		$1,080	1,061
Westlake Chemical Corp.,
6.63%, 1/15/16		1,130	1,073
			9,910
Collateralized Mortgage Obligations — Non Agency Collateral Series (2.1%)
Bear Stearns Structured Products, Inc.,
IO
0.27%, 2/27/36		(e)15,315	74
1.13%, 6/26/36		(e)15,066	381
1.20%, 1/27/37		(e)14,968	346
1.31%, 1/27/37		20,605	420
1.93%, 5/25/37		(e)18,804	564
Countrywide Alternative Loan Trust,
2.21%, 2/25/47		(e)11,899	302
Harborview NIM Corp.,
IO
2.31%, 10/20/45		(e)(h)789	439

Residential Accredit Loans, Inc.,
2.98%, 5/25/47	(e)12,472	468
3.19%, 3/25/47	(e)6,432	225
		3,219
Consumer Products (1.7%)
Bausch & Lomb, Inc.,
Zero Coupon, 4/26/15	50	50
8.60%, 4/26/15	200	200
Jarden Corp.,
7.50%, 5/1/17	(c)1,375	1,189
Oxford Industries, Inc.,
8.88%, 6/1/11	1,145	1,145
		2,584
Diversified Media (3.5%)
CanWest MediaWorks, Inc.,
8.00%, 9/15/12	(c)1,552	1,473
Dex Media West LLC/Dex Media Finance Co.,
9.88%, 8/15/13	1,030	1,074
Idearc, Inc.,
8.00%, 11/15/16	1,550	1,430
Interpublic Group of Cos., Inc.,
6.25%, 11/15/14	750	641
Valassis Communications, Inc.,
8.25%, 3/1/15	(c)1,010	905
		5,523
Energy (9.9%)
Chaparral Energy, Inc.,
8.50%, 12/1/15	(c)1,505	1,362
8.88%, 2/1/17	(c)(e)240	218
CHC Helicopter Corp.,
7.38%, 5/1/14	2,080	1,976
Chesapeake Energy Corp.,
6.63%, 1/15/16	1,025	1,007
7.50%, 9/15/13	560	575
Cie Generale De Geophysique,
7.50%, 5/15/15	(c)760	773
Cimarex Energy Co.,
7.13%, 5/1/17	330	326
Helix Energy Solutions Group Inc,
9.50%, 1/15/16	(e)835	854
Hilcorp Energy I, LP/Hilcorp Finance Co.,
7.75%, 11/1/15	(c)(e)1,765	1,743
Husky Oil Co.,
8.90%, 8/15/28	(h)1,030	1,044
Knight Inc.,
5.70%, 1/5/16	1,315	1,197
Massey Energy Co.,
6.88%, 12/15/13	(c)1,540	1,459
OPTI Canada, Inc.,
8.25%, 12/15/14	(e)1,425	1,418
Pacific Energy Partners LP/Pacific Energy Finance Corp.,
7.13%, 6/15/14	1,415	1,474
		15,426
Financial (1.1%)
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(e)295	234
6.30%, 5/10/17	(e)120	89
GrafTech Finance, Inc.,
10.25%, 2/15/12	686	711
Washington Mutual Preferred Funding II,
9.75%	(e)(h)(o)800	641
		1,675
Food & Drug (3.2%)
CA FM Lease Trust,
8.50%, 7/15/17	(e)961	1,066
Delhaize America, Inc.,
9.00%, 4/15/31	772	897
Rite Aid Corp.,
8.13%, 5/1/10	1,715	1,689
SUPERVALU, Inc.,
7.50%, 5/15/12-11/15/14	1,295	1,341
		4,993
Food & Tobacco (4.1%)
Constellations Brands, Inc.,
7.25%, 5/15/17	(c)(e)825	767

Michael Foods, Inc.,
8.00%, 11/15/13	1,170	1,164
Pilgrim’s Pride Corp.,
7.63%, 5/1/15	1,890	1,866
Reynolds American, Inc.,
6.50%, 7/15/10	1,045	1,075
Smithfield Foods, Inc.,
7.00%, 8/1/11	160	159
7.75%, 5/15/13	(c)520	515
8.00%, 10/15/09	(c)885	898
6,444
Forest Products (5.5%)
Crown Americas LLC/Crown Americas Capital Corp.,
7.63%, 11/15/13	965	992
Crown European Holdings S.A.,
6.25%, 9/1/11	EUR	520	745
Georgia Pacific LLC,	$
7.13%, 1/15/17	(e)1,110	1,085
Graham Packaging Co., Inc.,
8.50%, 10/15/12	615	578
9.88%, 10/15/14	(c)910	842
Graphic Packaging International Corp.,
9.50%, 8/15/13	(c)1,745	1,732
Owens-Illinois, Inc.,
7.35%, 5/15/08	60	60
7.50%, 5/15/10	(c)2,280	2,320
P.H. Glatfelter,
7.13%, 5/1/16	205	203
8,557
Gaming & Leisure (5.8%)
Host Hotels & Resorts LP,
6.38%, 3/15/15	(c)1,700	1,666
Isle of Capri Casinos, Inc.,
7.00%, 3/1/14	1,965	1,621
Las Vegas Sands Corp.,
6.38%, 2/15/15	(c)1,340	1,267
MGM Mirage,
6.00%, 10/1/09	(c)2,525	2,525
Station Casinos, Inc.,
6.00%, 4/1/12	(c)970	868
6.88%, 3/1/16	(c)1,580	1,161
9,108
Health Care (9.1%)
Community Health Systems, Inc.,
8.88%, 7/15/15	770	788
DaVita, Inc.,
6.63%, 3/15/13	1,170	1,170
Fisher Scientific International, Inc.,
6.13%, 7/1/15	885	881
FMC Finance III S.A.,
6.88%, 7/15/17	(e)1,420	1,427
Fresenius Medical Care Capital Trust IV,
7.38%, 6/15/11	EUR	450	668
7.88%, 6/15/11	$465	484
HCA Inc.,
5.75%, 3/15/14	625	522
6.25%, 2/15/13	2,215	1,949
6.50%, 2/15/16	(c)565	480
9.13%, 11/15/14	210	219
Invacare Corp.,
9.75%, 2/15/15	235	239
National Mentor Holdings, Inc.,
11.25%, 7/1/14	975	1,009
Omnicare, Inc.,
6.75%, 12/15/13	(c)1,615	1,526
Sun Healthcare Group, Inc.,
9.13%, 4/15/15	775	785
Tenet Healthcare Corp.,
7.38%, 2/1/13	790	695
9.88%, 7/1/14	425	407
Warner Chilcott Corp.,
8.75%, 2/1/15	945	978
14,227

Housing (1.5%)
Goodman Global Holdings, Inc.,
7.99%, 6/15/12	(h)441	440
Nortek, Inc.,
8.50%, 9/1/14	1,780	1,433
Pulte Homes, Inc.,
6.38%, 5/15/33	160	122
Realogy Corp.,
10.50%, 4/15/14	(c)(e)530	397
2,392
Information Technology (3.0%)
Freescale Semiconductor, Inc.,
10.13%, 12/15/16	(c)(e)1,650	1,370
Iron Mountain, Inc.,
8.63%, 4/1/13	1,585	1,613
Sungard Data Systems, Inc.,
9.13%, 8/15/13	990	1,012
Vangent, Inc.,
9.63%, 2/15/15	(e)775	670
4,665
Manufacturing (2.4%)
Baldor Electric Co.,
8.63%, 2/15/17	460	476
Johnsondiversey, Inc.,
9.63%, 5/15/12	(c)1,695	1,742
9.63%, 5/15/12	EUR	55	81
Propex Fabrics, Inc.,	$
10.00%, 12/1/12	1,210	550
RBS Global Inc./Rexnord Corp.,
8.88%, 9/1/16	1,000	955
3,804
Metals (1.0%)
Foundation PA Coal Co.,
7.25%, 8/1/14	(c)575	571
Freeport-McMoran Copper & Gold, Inc.,
8.38%, 4/1/17	910	978
1,549
Mortgages - Other (3.0%)
American Home Mortgage Assets,
5.17%, 6/25/47	(h)599	484
5.18%, 10/25/46	(h)551	451
Countrywide Alternative Loan Trust,
5.23%, 3/20/47	(h)662	544
5.39%, 10/25/46	(h)600	282
5.67%, 2/25/36	(h)448	378
Greenpoint Mortgage Funding Trust,
5.28%, 9/25/46	(h)425	337
Harborview Mortgage Loan Trust,
5.08%, 8/21/36	(h)575	288
5.67%, 1/19/36	(h)935	739
Lehman XS Trust,
5.87%, 3/25/47	(h)1,000	680
Luminent Mortgage Trust,
5.23%, 7/25/36	(h)722	556
4,739
Retail (1.7%)
Brown Shoe Co., Inc.,
8.75%, 5/1/12	(c)1,145	1,173
Phillips-Van Heusen Corp.,
7.25%, 2/15/11	1,400	1,416
2,589
Services (1.4%)
Allied Waste North America, Inc.,
6.38%, 4/15/11	1,460	1,453
Aramark Corp.,
5.00%, 6/1/12	595	515
8.50%, 2/1/15	(c)175	178
8.41%, 2/1/15	(h)85	83
2,229
Sovereign (0.6%)
Mexican Bonos,
9.50%, 12/18/14	MXN	9,120	899
Telecommunications (3.7%)
Axtel SAB de C.V.,
11.00%, 12/15/13	$	(c)938	1,022

Citizens Communications Co.,
6.25%, 1/15/13	535	521
Esprit Telecom Group plc,
10.88%, 6/15/08	(b)(d)(k)965	@––
11.00%, 6/15/08	EUR	(b)(d)(k)2,608	@––
Exodus Communications, Inc.,
11.63%, 7/15/10	$	(c)(b)(k)3,899	@––
Nordic Telephone Co. Holdings A.p.S.,
8.88%, 5/1/16	(e)465	479
Qwest Communications International, Inc.,
8.37%, 2/15/09	(h)1,007	1,012
Qwest Corp.,
5.63%, 11/15/08	355	355
Rhythms NetConnections, Inc.,
12.75%, 4/15/09	(b)(d)(k)433	@––
13.88%, 5/15/08	(b)(d)(k)12,869	@––
14.00%, 2/15/10	(b)(d)(k)11,487	@––
TDC AS,
6.50%, 4/19/12	EUR	380	544
Wind Acquisition Finance S.A.,
10.75%, 12/1/15	$	(e)1,170	1,281
Windstream Corp.,
8.13%, 8/1/13	490	510
5,724
Transportation (7.1%)
ArvinMeritor, Inc.,
8.75%, 3/1/12	1,250	1,172
Asbury Automotive Group, Inc.,
7.63%, 3/15/17	555	494
Ford Motor Credit Co., LLC,
5.80%, 1/12/09	1,340	1,272
7.00%, 10/1/13	2,000	1,673
7.25%, 10/25/11	535	464
General Motors Acceptance Corp. LLC,
6.88%, 9/15/11 - 8/21/12	2,510	2,142
General Motors Corp.,
7.13%, 7/15/13	(c)710	618
8.38%, 7/15/33	(c)1,370	1,110
Penske Auto Group, Inc.,
7.75%, 12/15/16	(c)790	742
Sonic Automotive, Inc.,
8.63%, 8/15/13	(c)1,410	1,378
11,065
Utilities (10.0%)
AES Corp. (The),
7.75%, 3/1/14	(c)525	532
8.88%, 2/15/11	243	254
9.38%, 9/15/10	396	418
Colorado Interstate Gas Co.,
6.80%, 11/15/15	880	920
Dynegy Holdings, Inc.,
7.75%, 6/1/19	1,100	1,020
Energy Future Holdings Corp.,
6.38%, 1/1/08	1,000	1,000
Intergen N.V.,
9.00%, 6/30/17	(e)1,125	1,190
Ipalco Enterprises, Inc.,
8.38%, 11/14/08	640	654
8.63%, 11/14/11	730	766
Nevada Power Co.,
8.25%, 6/1/11	950	1,037
NRG Energy,
7.38%, 1/15/17	1,200	1,173
Ormat Funding Corp.,
8.25%, 12/30/20	1,458	1,465
Reliant Resources, Inc.,
7.88%, 6/15/17	(c)1,035	1,030
Texas Competitive Electric Holdings Co. LLC,
10.25%, 11/1/15	(e)1,775	1,766
Williams Cos., Inc.,
7.88%, 9/1/21	2,160	2,406
15,631

Wireless Communications (1.6%)
American Tower Corp.,
7.13%, 10/15/12	355	366
7.50%, 5/1/12	1,475	1,527
Rural Cellular Corp.,
8.25%, 3/15/12	500	521
		2,414
Total Fixed Income Securities (Cost $179,469)		149,162
Bank Loans (1.2%)(m)
Energy (0.6)
Sandridge Energy,
8.63%, 4/1/15	970	967
Information Technology (0.6%)
First Data Corp.,
7.96%, 9/24/14	1,050	1,000
Total Bank Loans (Cost $1,072)		1,967

	Shares
Common Stocks (0.0%)
Telecommunications (0.0%)
Viatel Holding Bermuda Ltd.	(a)7,617	@––
XO Holdings, Inc.	(a)6,978	15
		15
Utilities (0.0%)
PNM Resources, Inc.	854	18
SW Acquisition, LP	(a)(d)(k)1	@––
		18
Total Common Stocks (Cost $10,801)		33

	No. of
	Contracts
Put Option Purchased (0.0%)
90 Day EuroDollar
3/08 @ $94.75 (Cost $47)	(a)193	1

	No. of
	Warrants
Warrants (0.0%)
Telecommunications (0.0%)
XO Holdings, Inc., Series A, expiring 1/16/10	(a)(c)13,962	3
XO Holdings, Inc., Series B, expiring 1/16/10	(a)(c)10,470	1
XO Holdings, Inc., Series C, expiring 1/16/10	(a)(c)10,471	1
Total Warrants (Cost $@—)		5

	Face
	Amount
	(000)
Short-Term Investments (42.0%)
Short-Term Debt Securities held as Collateral on Loaned Securities (18.2%)
Alliance & Leicester plc.,
5.26%, 9/2/08	$ (h)852	852
Bancaja,
5.35%, 8/12/08	426	426
Bank of New York Co., Inc.,
5.24%, 8/8/08	(h)426	426
BASF AG,
5.18%, 8/19/08	(h)426	426
BNP Paribas plc.,
4.90%, 5/19/08	(h)852	852
CAM US Finance S.A. Unipersonal,
5.24%, 7/25/08	(h)1,703	1,703
Canadian Imperial Bank of Commerce, New York,
4.42%, 7/28/08	(h)852	852
CC USA, Inc.,
3.89%, 1/28/08	(h)426	426
CIT Group Holdings,
5.23%, 6/18/08	(h)1,533	1,533
Citigroup Global Markets Holdings, Inc.,
4.51%, 1/2/08	5,806	5,806
Credit Suisse First Boston, New York,
4.32%, 3/14/08	(h)852	852
First Tennessee Bank,
5.05%, 8/15/08	(h)426	426
5.06%, 8/15/08	(h)1,703	1,703
Goldman Sachs Group, Inc.,
4.62%, 2/13/09	(h)426	426
5.10%, 9/12/08	(h)801	801
HSBC Finance Corp.,
5.26%, 8/5/08	(h)426	426
IBM Corp.,
5.27%, 9/8/08	(h)1,703	1,703

Lehman Brothers, Inc.,
4.49%, 1/2/08	726	726
Macquarie Bank Ltd.,
4.95%, 8/20/08	(h)852	852
Metropolitan Life Global Funding,
4.89%, 8/21/08	(h)1,277	1,277
National Bank of Canada,
5.21%, 4/2/08	(h)1,703	1,703
National Rural Utilities Cooperative Finance Corp.,
5.24%, 9/2/08	(h)1,703	1,703
Nationwide Building Society,
4.92%, 7/28/08	(h)988	988
Unicredito Italiano Bank (Ireland) plc.,
5.04%, 8/14/08	(h)596	596
5.26%, 8/8/08	(h)937	937
		28,421

	Shares
Investment Company (23.5%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)36,685,383	36,685

	Face
	Amount
	(000)
U.S. Treasury Securities (0.3%)
U.S. Treasury Bill,
1.98%, 1/10/08	$ (j)(r)535	535
Total Short-Term Investments (Cost $65,641)		65,641
Total Investments (138.8%) + (Cost $257,030) — Including $27,833 of Securities Loaned		216,809
Liabilities in Excess of Other Assets (-38.8%)		(60,557)
Net Assets (100%)		$156,252

(a)                     Non-income producing security.

(b)                    Issuer is in default.

(c)                     All or a portion of security on loan at December 31, 2007. At December 31, 2007, the Portfolio had loaned securities with a total value of $27,833,000. This was secured by collateral of $28,421,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(d)                    Securities were valued at fair value — At December 31, 2007, the Fund held fair valued securities, valued less than $1,000, representing less than 0.05% of net assets.

(e)                     144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(g)                    Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2007. Maturity date disclosed is the ultimate maturity date.

(h)                    Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2007.

(j)                        All or a portion of the security was pledged to cover margin requirements for futures contracts.

(k)                     Security has been deemed illiquid at December 31, 2007.

(m)                  Remaining maturities of bank loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such payments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Bank loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(o)                    Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at December 31, 2007.

(p)                    The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended December 31, 2007, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $326,000. During the three months ended December 31, 2007, cost of purchases and sales in the Liquidity Fund were $56,048,000 and $30,306,000, respectively.

(r)                       Rate shown is the Yield to Maturity at December 31, 2007.

@                       Value is less than $500.

+                            At December 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $257,030,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $40,221,000 of which $2,048,000 related to appreciated securities and $42,269,000 related to depreciated securities.

EUR           Euro

IO                      Interest Only

MXN     Mexican Peso

PIK               Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
Currency				In			Appreciation
to Deliver		Value	Settlement	Exchange For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	2,111	$3,088	1/31/08	USD	3,048	$3,048	$(40)

USD — United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
				Appreciation
	Number of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury 2yr. Note	35	$7,359	Mar-08	$ @—
U.S. Treasury 5yr. Note	58	6,396	Mar-08	10
Short:
EuroDollar	18	4,309	Mar-08	(14)
CME
EuroDollar	16	3,850	Jun-08	(26)
CME
EuroDollar	14	3,378	Sep-08	(29)
CME
EuroDollar	14	3,382	Dec-08	(33)
CME
EuroDollar	11	2,657	Mar-09	(28)
CME
EuroDollar	10	2,413	Jun-09	(25)
CME
EuroDollar	9	2,168	Sep-09	(21)
CME
EuroDollar	8	1,913	Dec-09	(12)
CME
EuroDollar	9	2,164	Dec-09	(19)
CME
EuroDollar	12	2,881	Mar-10	(23)
CME
EuroDollar	10	2,397	Jun-10	(17)
CME
EuroDollar	9	2,154	Sep-10	(14)
CME
U.S. Treasury Long Bond	148	17,224	Mar-08	126
U.S. Treasury 10yr. Note	81	9,185	Mar-08	(10)
				$(135)

CME — Chicago Mercantile Exchange

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs
Tyco International Ltd., 6.38%, 10/15/11	Buy	$1,000	0.80%	3/20/11	$(17)
JPMorgan Chase
Tyco International Ltd., 2.75%, 1/15/18	Buy	1,000	0.65	3/20/11	(12)
Lehman Brothers
Dow Jones CDX North America High Yield Index, Series 9	Sell	6,200	3.75	12/20/12	133
					$104

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase	3 Month LIBOR	Pay	5.43%	8/20/17	$13,400	$1,004
	3 Month LIBOR	Pay	5.36	8/24/17	10,500	725
	3 Month LIBOR	Pay	4.92	12/18/17	6,800	133
	3 Month LIBOR	Pay	4.82	12/19/17	3,200	38
						$1,900

LIBOR — London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust
Intermediate Duration Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2007 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (80.0%)
Agency Adjustable Rate Mortgages (0.1%)
Government National Mortgage Association,
5.63%, 7/20/25 - 9/20/27	$ (h)41	$42
6.13%, 10/20/27 - 11/20/25	(h)47	48
6.38%, 3/20/25 - 1/20/28	(h)136	138
		228
Agency Fixed Rate Mortgages (4.4%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.33%, 4/1/37	(h)530	536
5.72%, 1/1/37	(h)880	888
11.00%, 7/1/13	3	3
Federal Home Loan Mortgage Corp.,
Gold Pools:
7.00%, 6/1/28 - 6/1/32	92	97
7.50%, 8/1/30 - 1/1/31	106	113
8.00%, 9/1/30 - 9/1/31	367	391
8.50%, 7/1/30 - /1/31	73	78
9.50%, 12/1/22	17	18
10.00%, 6/1/17	16	18
Federal National Mortgage Association,
Conventional Pools:
5.49%, 4/1/37	(h)670	681
6.50%, 7/1/30 - 5/1/33	362	375
7.00%, 1/1/32 - 11/1/34	1,497	1,578
7.50%, 8/1/29 - 3/1/32	730	780
8.00%, 10/1/30 - 9/1/31	122	130
8.50%, 8/1/30	6	7
9.50%, 12/1/17 - 12/1/21	343	375
10.00%, 7/1/18 - 5/1/22	10	13
Government National Mortgage Association,
Various Pools:
9.50%, 11/15/16 - 12/15/21	110	121
10.00%, 4/15/16 - 3/15/25	202	235
10.50%, 1/15/18 - 2/15/18	32	38
11.00%, 3/15/10 - 6/15/20	77	87
11.50%, 6/15/13	4	5
12.00%, 5/15/14	7	8
12.50%, 12/15/10	@—	@—
		6,575
Asset Backed Corporates (21.7%)
Argent Securities, Inc.,
4.92%, 10/25/36	(h)570	560
Bayview Financial Acquisition Trust,
4.97%, 11/28/36	(h)257	252
Bear Stearns Asset Backed Securities, Inc.,
4.96%, 1/25/37	(h)494	470
5.06%, 9/25/34	(h)61	61
Capital Auto Receivables Asset Trust,
4.05%, 7/15/09	331	330
4.98%, 5/15/11	1,075	1,079
5.09%, 7/15/10	(h)1,000	993
5.31%, 10/20/09	(e)1,250	1,252
Capital One Auto Finance Trust,
5.07%, 7/15/11	575	577
Caterpillar Financial Asset Trust,
5.57%, 5/25/10	891	897
CIT Equipment Collateral,
5.07%, 2/20/10	600	600
Citibank Credit Card Issuance Trust,
4.87%, 3/22/12	(h)900	895
5.65%, 9/20/19	700	702
Citigroup Mortgage Loan Trust, Inc.,
4.9%, 8/25/36 - 1/25/37	(h)777	754
CNH Equipment Trust,
4.02%, 4/15/09	115	115

4.27%, 1/15/10	883	880
5.20%, 6/15/10	492	494
Countrywide Asset-Backed Certificates,
4.97%, 6/25/35	(h)493	486
Credit-Based Asset Servicing and Securitization, LLC,
4.93%, 6/25/36 - 1/25/37	(h)1,034	1,000
Ford Credit Auto Owner Trust,
5.26%, 10/15/10	1,000	1,005
Fremont Home Loan Owner Trust,
4.92%, 10/25/36	(h)565	549
GE Equipment Small Ticket, LLC,
4.38%, 7/22/09	(e)602	602
4.88%, 10/22/09	(e)1,258	1,260
GS Auto Loan Trust,
5.37%, 12/15/10	925	929
GSAMP Trust,
4.93%, 6/25/36 - 1/25/37	(h)1,505	1471
Harley-Davidson Motorcycle Trust,
2.76%, 5/15/11	515	508
3.76%, 12/17/12	454	450
4.07%, 2/15/12	1,122	1,117
4.41%, 6/15/12	1,500	1,496
Hertz Vehicle Financing, LLC,
4.93%, 2/25/10	(e)1,325	1,328
Honda Auto Receivables Owner Trust,
4.85%, 10/19/09	1,103	1,103
Hyundai Auto Receivables Trust,
3.98%, 11/16/09	388	387
Nationstar Home Equity Loan Trust,
4.93%, 9/25/36	(h)281	278
Nissan Auto Receivables Owner Trust,
3.99%, 7/15/09	488	487
5.44%, 4/15/10	1,150	1,156
Residential Asset Mortgage Products, Inc.,
4.96%, 10/25/36	(h)415	404
Residential Asset Securities Corp.,
4.90%, 10/25/36	(h)310	303
Securitized Asset Backed Receivables LLC, Trust,
4.95%, 11/25/36	(h)687	669
5.00%, 5/25/37	(h)659	639
SLM Student Loan Trust,
5.07%, 10/25/14	(h)590	589
Soundview Home Equity Loan Trust,
4.95%, 1/25/37 - 6/25/37	(h)997	963
Structured Asset Securities Corp.,
4.96%, 6/25/37	(h)651	631
Terwin Mortgage Trust
4.97%, 4/25/37	(e)(h)415	407
5.33%, 12/25/34	(h)151	149
TXU Electric Delivery Transition Bond Co.,
4.81%, 11/17/14	175	175
Volkswagen Auto Loan Enhanced Trust,
4.80%, 7/20/09	755	755
Wachovia Auto Owner Trust,
4.06%, 9/21/09	197	197
Whole Auto Loan Trust,
2.58%, 3/15/10	99	98
		32,502
Collateralized Mortgage Obligations - Agency Collateral Series (0.3%)
Federal Home Loan Mortgage Corp.,
Inv FI IO
2.97%, 3/15/32	427	42
IO
5.00%, 9/15/14	207	4
6.00%, 5/1/31	215	45
8.00%, 1/1/28	9	3
6.50%, 4/1/28 - 8/1/28	484	110
7.00%, 2/15/32	78	12
8.00%, 6/1/31	8	2
IO PAC
6.00%, 4/15/32	220	23
Federal National Mortgage Association,
IO
6.00%, 5/25/33 - 6/25/33	627	135

6.50%, 6/1/31	139	32
7.00%, 4/25/33	261	55
8.00%, 5/1/30	9	2
9.00%, 11/1/26	31	7
Federal National Mortgage Association,
IO PAC
8.00%, 8/18/27	32	7
Government National Mortgage Association,
Inv FI IO
2.92%, 12/16/25	157	17
2.94%, 9/16/27	106	11
2.97%, 5/16/32	89	8
		515
Collateralized Mortgage Obligations-Non Agency Collateral Series(2.6%)
American Home Mortgage Investment Trust
5.06%, 3/25/46	(h)473	432
Countrywide Alternative Loan Trust,
IO
1.31%, 12/20/46	5,886	295
2.04%, 3/20/47	5,011	274
2.09%, 2/25/37	8,814	460
2.30%, 12/20/35	(e)(h)7,444	246
2.64%, 12/20/35	(e)(h)9,930	403
Harborview Mortgage Loan Trust,
IO
1.99%, 6/19/35	(h)6,848	171
2.27%, 5/19/35	(h)8,361	193
2.61%, 3/19/37	(h)7,560	336
Harborview Mortgage Loan Trust,
PO
3/19/37	4	3
Structured Asset Mortgage Investments, Inc.
5.10%, 7/25/36	(h)1,172	1,068
		3,881
Finance (11.1%)
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11	(e)610	634
American General Finance Corp.,
4.63%, 5/15/09	755	753
AXA Financial, Inc.,
6.50%, 4/1/08	295	296
Bank of America Corp.,
3.38%, 2/17/09	245	242
3.88%, 1/15/08	165	165
Bank of New York Co., Inc. (The),
3.80%, 2/1/08	250	250
Bank One Corp.,
6.00%, 2/17/09	455	459
Bear Stearns Cos, Inc. (The)
6.40%, 10/2/17	425	411
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(e)195	155
6.30%, 5/10/17	(e)85	63
Catlin Insurance Co., Ltd.,
7.25%	(e)(h)(o)250	229
CIT Group, Inc.,
4.75%, 8/15/08	100	99
Citigroup Inc
6.13%, 11/21/17	445	458
Countrywide Home Loans, Inc.,
3.25%, 5/21/08	237	214
Farmers Insurance Exchange,
8.63%, 5/1/24	(e)300	335
General Electric Capital Corp.,
4.75%, 9/15/14	95	94
5.16%, 3/12/10	(h)515	512
Goldman Sachs Group, Inc. (The)
6.25%, 9/1/17	670	698
HSBC Finance Corp.,
4.13%, 12/15/08	90	89
6.40%, 6/17/08	270	271
6.75%, 5/15/11	285	296
Huntington National Bank (The),
4.38%, 1/15/10	300	298

iStar Financial, Inc.,
5.50%, 3/9/10	(h)320	287
John Hancock Global Funding II,
7.90%, 7/2/10	(e)715	780
JPMorgan Chase & Co.,
6.00%, 2/15/09	275	278
Lehman Brothers Holdings, Inc.
5.75%, 1/3/17	695	669
Mantis Reef Ltd.,
4.69%, 11/14/08	(e)255	256
Marshall & IlsleyBank,
3.80%, 2/8/08	410	410
MBNA Corp.,
5.31%, 5/5/08	(h)625	626
Monumental Global Funding II,
3.85%, 3/3/08	(e)760	759
Nationwide Building Society,
4.25%, 2/1/10	(e)325	325
Popular North America, Inc.,
5.65%, 4/15/09	155	157
Pricoa Global Funding I,
3.90%, 12/15/08	(e)795	787
Sovereign Bancorp, Inc.,
5.11%, 3/23/10	(h)425	422
Sovereign Bank,
4.00%, 2/1/08	100	100
Two-Rock Pass Through Trust,
5.83%	(e)(h)(o)290	116
Unicredit Luxembourg Finance S.A.,
5.41%, 10/24/08	(e)(h)470	469
Wachovia Capital Trust III,
5.80%	(h)(o)720	644
Washington Mutual Preferred Funding II,
6.67%	(e)(h)(o)300	177
Washington Mutual, Inc.
8.25%, 4/1/10	365	349
Wells Fargo & Co.
5.63%, 12/11/17	555	556
World Financial Properties,
6.91%, 9/1/13	(e)793	829
6.95%, 9/1/13	(e)192	201
Xlliac Global Funding,
4.80%, 8/10/10	(e)375	378
		16,596
Industrials (7.3%)
America West Airlines, Inc.,
7.10%, 4/2/21	228	236
American Honda Finance Corp.,
3.85%, 11/6/08	(e)325	323
AT&T, Inc.,
5.30%, 11/15/10	160	163
5.10%, 9/15/14	605	600
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	30	30
7.13%, 6/15/12	300	322
Burlington Northern Santa Fe Corp.,
6.13%, 3/15/09	140	142
Comcast Cable Communications, LLC,
6.75%, 1/30/11	235	246
Comcast Corp.,
6.50%, 1/15/15	75	78
Comcast LCI Holdings,
7.63%, 2/15/08	40	40
Consumers Energy Co.,
4.00%, 5/15/10	100	98
4.80%, 2/17/09	175	175
Cooper Industries, Inc.,
5.25%, 11/15/12	225	232
CVS Caremark Corp
5.75%, 6/1/17 - 8/15/11	130	132
CVS Lease Pass Through
6.04%, 12/10/28	(e)205	198
Deutsche Telekom International Finance BV,
8.00%, 6/15/10	435	465

FBG Finance Ltd.,
5.13%, 6/15/15	(e)255	248
FedEx Corp.,
5.50%, 8/15/09	145	147
France Telecom S.A.,
7.75%, 3/1/11	290	312
Fred Meyer, Inc.,
7.45%, 3/1/08	300	301
General Electric Co.
5.25%, 12/6/17	915	915
Home Depot, Inc.,
5.11%, 12/16/09	(h)330	323
ICI Wilmington, Inc.,
4.38%, 12/1/08	190	190
LG Electronics, Inc.,
5.00%, 6/17/10	(e)165	165
Macy’s Retail Holdings, Inc.
5.95%, 11/1/08	295	296
6.30%, 4/1/09	265	267
6.63%, 9/1/08	80	81
Miller Brewing Co.,
4.25%, 8/15/08	(e)280	279
Sara Lee Corp.,
2.75%, 6/15/08	380	376
Sprint Nextel Corp.
6.00%, 12/1/16	240	230
Systems 2001 Asset Trust, LLC,
6.66%, 9/15/13	(e)234	240
Telecom Italia Capital S.A.,
4.00%, 1/15/10	335	328
Textron Financial Corp.,
4.13%, 3/3/08	305	305
5.13%, 2/3/11	95	98
Time Warner, Inc.,
5.11%, 11/13/09	(h)445	434
Union Pacific Corp.,
6.63%, 2/1/08	416	416
UnitedHealth Group, Inc.,
4.13%, 8/15/09	150	149
5.20%, 3/2/09	(h)145	145
Valero Energy Corp.,
3.50%, 4/1/09	205	201
Verizon Global Funding Corp.,
7.25%, 12/1/10	140	150
Verizon New England, Inc.,
6.50%, 9/15/11	200	210
Viacom, Inc.,
5.75%, 4/30/11	300	304
Yuml Brands, Inc.,
8.88%, 4/15/11	190	210
		10,800
Mortgages - Other (27.0%)
Alliance Bancorp.,
5.11%, 7/25/37	(h)792	749
American Home Mortgage Assets,
4.99%, 3/25/47	(h)842	784
5.05%, 6/25/47	(h)1,103	1,036
5.16%, 6/25/47	(h)456	368
American Home Mortgage Investment Trust,
5.05%, 5/25/47	(h) 1,082	1,011
5.25%, 3/25/46	(h)350	266
5.85%, 11/25/45	(h)375	317
Banc of America Funding Corp.,
5.30%, 9/20/35	(h)267	250
Bear Stearns Mortgage Funding Trust,
5.04%, 10/25/36 - 3/25/37	(h)1,808	1,701
5.06%, 9/25/36	(h)913	856
5.25%, 12/25/36	(h)958	911
Citigroup Mortgage Loan Trust, Inc.,
4.95%, 1/25/37	(h)403	395
Countrywide Alternative Loan Trust
5.00%, 4/25/47	(h)867	813
5.06%, 11/25/46	(h)535	505
5.09%, 6/25/47	(h)897	812

5.15%, 6/25/47	(h)915	871
5.21%, 11/20/35	(h)382	370
5.23%, 3/20/47	(h)341	280
5.25%, 7/25/46 - 12/20/46	(e)(h)488	391
5.34%, 12/20/35	(h)790	726
6.50%, 10/25/46	(e)@—	@—
Countrywide Home Loan Mortgage Pass Through Trust,
5.14%, 4/25/35	(h)1,056	997
5.16%, 3/25/35	(h)152	151
Deutsche ALT-A Securities NIM Trust,
6.75%, 2/25/47	(e)226	219
Deutsche ALT-A Securities, Inc. Alternate Loan Trust,
5.02%, 2/25/47	(h)916	864
5.62%, 2/25/47	(h)302	252
Downey Savings & Loan Association Mortgage Loan Trust,
5.11%, 4/19/38	(h)734	688
Federal National Mortgage Association,
4.93%, 12/25/36	(h)496	487
Greenpoint Mortgage Funding Trust,
5.03%, 4/25/47	(h)975	898
5.06%, 3/25/47	(h)741	696
5.18%, 3/25/36	(h)1,422	1,310
5.28%, 9/25/46	(h)300	238
GS Mortgage Securities Corp.,
6.25%, 1/25/37	(e)154	153
GSR Mortgage Loan Trust,
5.13%, 8/25/46	(h)725	664
Harborview Mortgage Loan Trust,
5.05%, 1/19/38	(h)194	192
5.11%, 3/19/37-3/19/38	(h)1,702	1,595
5.15%, 11/19/36- 1/19/38	(h)1,757	1,656
5.20%, 3/19/37	(h)1,173	1,102
5.25%, 7/19/45	(h)321	300
5.34%, 11/19/35	(h)614	560
Harborview NIM Corp.,
6.41%, 3/19/37	(e)117	117
Indymac Index Mortgage Loan Trust,
4.97%, 2/25/37	(h)658	646
5.07%, 11/25/36	(h)636	598
5.09%, 4/25/46	(h)649	609
5.36%, 1/25/35	(h)334	258
Luminent Mortgage Trust,
5.11%, 4/25/36 - 10/25/46	(h)1,766	1,644
Mastr Adjustable Rate Mortgages Trust,
4.97%, 5/25/47	(h)314	312
5.27%, 1/25/47	(h)400	269
Merrill Lynch Mortgage Investors, Inc.,
4.98%, 8/25/35	(h)37	37
Residential Accredit Loans, Inc.,
5.02%, 1/25/37 - 3/25/47	(h)2,177	2,121
5.06%, 12/25/36 - 6/25/37	(h)1,143	1,069
5.13%, 2/25/46 - 5/25/47	(h)1,736	1,535
5.14%, 2/25/46	(h)507	480
5.16%, 6/25/37	(h)358	293
Structured Adjustable Rate Mortgage Loan Trust,
5.20%, 8/25/35	(h)590	571
Structured Asset Mortgage Investments, Inc.,
5.05%, 9/25/47	(h)1,104	1,053
5.06%, 10/25/36	(h)845	804
Washington Mutual Mortgage Pass Through Certificates
5.22%, 6/25/46	(h)175	141
Washington Mutual, Inc.,
5.11%, 11/25/45 - 12/25/45	(h)667	657
5.13%, 10/25/45	(h)161	160
5.14%, 4/25/45	(h)687	628
5.15%, 8/25/45	(h)65	64
		40,500
Sovereign (0.4%)
Province of Quebec Canada,
6.13%, 1/22/11	550	582
U.S. Treasury Securities (3.6%)
U.S. Treasury Bond,
4.50%, 2/15/36	1,000	1,005

U.S. Treasury Note,
3.88%, 2/15/13	4,325	4,413
		5,418
Utilities (1.5%)
Appalachian Power Co.,
3.60%, 5/15/08	355	353
Arizona Public Service Co.,
5.80%, 6/30/14	330	330
Carolina Power & Light Co.,
5.13%, 9/15/13	245	246
CenterPoint Energy Resources Corp.,
7.88%, 4/1/13	100	110
Columbus Southern Power Co.,
4.40%, 12/1/10	100	100
Consolidated Natural Gas Co.,
6.25%, 11/1/11	160	166
Detroit Edison Co.,
6.13%, 10/1/10	155	161
Entergy Gulf States, Inc.,
5.52%, 12/1/09	(h)215	214
NiSource Finance Corp.,
5.58%, 11/23/09	(h)165	163
Ohio Edison Co.,
6.40%, 7/15/16	110	113
Ohio Power Co.,
6.00%, 6/1/16	190	192
Public Service Electric & Gas Co.,
5.00%, 1/1/13	145	144
		2,292
Total Fixed Income Securities (Cost $123,203)		119,889

Shares
Preferred Stocks (0.1%)
Mortgages - Other (0.1%)
Home Ownership Funding Corp.,
13.33% (Cost $90)	(e)650	98

No. of
Contracts
Put Options Purchased (0.0%)
90 Day EuroDollar @ $94.50	(a)8	@—
Total Put Options Purchased (Cost $8)		@—

Shares
Short-Term Investments (21.2%)
Investment Company (20.7%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)30,979,888	30,980

	Face
	Amount
	(000)
U.S. Treasury Security (0.5%)
U. S. Treasury Bill
1.98%, 1/10/08	$ (j)(r)850	849
Total Short-Term Investments (Cost $31,829)		31,829
Total Investments (101.3%) + (Cost $155,130)		151,816
Liabilities in Excess of Other Assets (-1.3%)		(1,993)
Net Assets (100%)		$149,823

(a)                     Non-income producing security.

(e)                     144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(h)                    Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on December 31, 2007.

(j)                        All or a portion of the security was pledged to cover margin requirements for futures contracts.

(o)                    Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at December 31, 2007.

(p)                    The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended December 31, 2007, advisory fees paid were reduced by $8,000 relating to the Portfolio’s Investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $767,000. During the three months ended December 31, 2007, cost of purchases and sales in the Liquidity Fund were $15,502,000 and $12,515,000, respectively.

(r)                       Rate shown is the Yield to Maturity at December 31, 2007.

@                       Face Amount/Value is less than $500.

Inv Fl    Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2007.

IO                      Interest Only

PAC          Planned Amortization Class

PO                   Principal Only

+                            At December 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $155,130,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $3,314,000 of which $747,000 related to appreciated securities and $4,061,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
2 yr. Note	203	$42,681	Mar-08	$16
U.S. Treasury
5 yr. Note	305	33,636	Mar-08	230

Short:
EuroDollar
CME	11	2,654	Sep-08	(22)
EuroDollar
CME	1	239	Sep-10	(2)
EuroDollar
CME	12	2,899	Dec-08	(28)
EuroDollar
CME	11	2,657	Mar-09	(27)
EuroDollar
CME	11	2,654	Jun-09	(27)
EuroDollar
CME	6	1,443	Dec-09	(13)
EuroDollar
CME	5	1,200	Mar-10	(10)
EuroDollar
CME	26	6,225	Mar-08	(20)
EuroDollar
CME	1	240	Jun-10	(2)
EuroDollar
CME	11	2,647	Jun-08	(18)
EuroDollar
CME	11	2,650	Sep-09	(26)
U.S. Treasury
Long Bond	163	18,969	Mar-08	1
				$52

CME — Chicago Mercantile Exchange

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s)open at period end:

					Unrealized
					Appreciation
	Buy/Sell	Value	Pay/Receive	Termination	(Depreciation)
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)
Citigroup	Buy	$200	0.43%	3/20/2012	$ @––
Tyco International Ltd., Zero coupon, 11/17/20
Goldman Sachs	Buy	750	0.12	12/20/2011	6
The Hartford Financial Services Group, 4.75%, 3/1/14
Goldman Sachs	Buy	250	0.15	12/20/2011	4
Motorola, Inc., 6.50%, 9/1/25
Goldman Sachs	Buy	500	0.16	12/20/2011	8
Motorola, Inc., 6.50%, 9/1/25
Goldman Sachs	Buy	730	0.10	3/20/2012	5
The Chubb Corp., 6.00%, 11/15/11
Goldman Sachs	Buy	350	0.22	3/20/2012	1
Dell, Inc., 7.10%, 4/15/28
JPMorgan Chase	Buy	1,100	0.65	3/20/2011	(13)
Tyco International Ltd., 2.75%, 1/15/18
Lehman Brothers	Buy	375	0.20	12/20/2011	2
Union Pacific Corp., 6.13%, 1/15/12
					$13

Interest Rate Swap Contracts

The Portfolio had the following interest rate agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive	Fixed	Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Rate	Date	(000)	(000)
Citibank	3 Month LIBOR	Pay	5.45%	8/9/2017	$10,000	$768
	3 Month LIBOR	Pay	5.24	9/27/2017	12,200	719
Deutshche Bank	3 Month LIBOR	Pay	5.39	5/25/2017	14,250	832
	3 Month LIBOR	Pay	5.43	5/29/2017	2,250	138
JPMorgan Chase	3 Month LIBOR	Pay	5.45	5/29/2017	2,250	141
	3 Month LIBOR	Pay	5.09	9/11/2017	5,150	238
						$2,836

LIBOR — London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust
International Fixed Income Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2007 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (94.7%)
Argentina (0.8%)
Government of Argentina,
5.83%, 12/31/33	$	(h)2,266	$849
8.28%, 12/31/33	(d)819		781
			1,630
Australia (0.6%)
New South Wales Treasury Corp.,
6.00%, 5/1/12	AUD	1,000	837
Telstra Corp. Ltd.,
6.38%, 6/29/11	EUR	300	455
			1,292
Austria (0.8%)
Oesterreichische Kontrollbank A.G.,
1.80%, 3/22/10	JPY	180,000	1,647
Belgium (3.9%)
Government of Belgium,
3.00%, 3/28/10	EUR	6,000	8,567
Bermuda (0.2%)
Adecco Financial Service Bermuda Ltd.,
Zero Coupon, 8/26/13	CHF	345	318
Canada (4.8%)
Government of Canada,
4.00%, 9/1/10 - 6/1/16	CAD	8,700	8,847
Quebec Province,
1.60%, 5/9/13	JPY	180,000	1,648
			10,495
Cayman Islands (0.3%)
MBNA America European Structured Offerings,
5.13%, 4/19/08	EUR	511	747
Denmark (0.9%)
Kingdom of Denmark,
5.00%, 11/15/13	DKK	10,000	2,033
France (12.1%)
Compagnie de Financement Foncier,
1.25%, 12/1/11	JPY	400,000	3,602
Compagnie Generale des Etablissements Michelin,
6.38%, 12/3/33	EUR	(h)300	424
Crown European Holdings S.A.,
6.25%, 9/1/11	295		423
Dexia Municipal Agency,
3.50%, 9/21/09	1,500		2,158
France Telecom S.A.,
8.13%, 1/28/33	120		220
French Treasury Note,
4.50%, 7/12/12	7,500		11,102
Government of France O.A.T.,
3.25%, 4/25/16	450		608
5.50%, 4/25/29	4,800		7,817
			26,354
Germany (14.2%)
Bundesrepublik Deutschland,
4.25%, 7/4/14	7,700		11,276
5.50%, 1/4/31	1,800		2,946
6.25%, 1/4/24	6,100		10,612

Kreditanstalt fuer Wiederaufbau,
2.05%, 9/21/09	JPY	440,000	4,021
WestLB A.G.,
4.00%, 2/2/09	EUR	1,500	2,178
			31,033
Hungary (0.3%)
Government of Hungary,
7.25%, 6/12/12	HUF	94,000	540
Ireland (1.5%)
Depfa ACS Bank,
0.75%, 9/22/08	JPY	330,000	2,952
Smurfit Kappa Funding plc.
7.75%, 4/1/15	EUR	165	232
			3,184
Italy (1.8%)
Republic of Italy
0.65%, 3/20/09	JPY	440,000	3,933
Japan (18.6%)
Development Bank of Japan,
1.60%, 6/20/14	600,000		5,521
Fujitsu Ltd.,
Zero Coupon, 5/27/09	50,000		460
Government of Japan,
0.60%, 3/20/10	250,000		2,228
1.20%, 6/20/11	570,000		5,160
1.70%, 6/20/33	520,000		4,108
1.90%, 6/20/16	905,000		8,467
2.40%, 3/20/34	430,000		3,917
2.50%, 9/20/36	230,000		2,126
Japan Finance Corp. for Municipal Enterprises,
1.55%, 2/21/12	530,000		4,864
2.00%, 5/9/16	330,000		3,104
Sharp Corp.,
Zero Coupon, 9/30/13	60,000		588
			40,543
Luxembourg (0.7%)
Fiat Finance & Trade Ltd.,
6.63%, 2/15/13	EUR	150	223
Gaz Capital for Gazprom,
4.56%, 12/9/12	170		228
Hellas Telecommunications Luxembourg II,
10.73%, 1/15/15	(h)150		200
Lighthouse International Co. S.A.,
8.00%, 4/30/14	160		236
Telecom Italia Finance S.A.,
7.75%, 1/24/33	315		499
Wind Acquisition Finance S.A.,
9.75%, 12/1/15	150		235
			1,621
Mexico (0.9%)
Mexican Bonos,
9.50%, 12/18/14	MXN	21,000	2,069
Multi-Country (3.2%)
European Investment Bank,
1.25%, 9/20/12	JPY	150,000	1,358
2.15%, 1/18/27	80,000		724
Inter-American Development Bank,
1.90%, 7/8/09	545,000		4,959
			7,041
Netherlands (7.1%)
ABN Amro Bank N.V.,
1.88%, 10/27/10	EUR	250	380
Bank Nederlandse Gemeenten,
0.80%, 9/22/08	JPY	150,000	1,343
Fresenius Finance B.V.,
5.00%, 1/31/13	EUR	165	230

Government of Netherlands,
3.75%, 1/15/23	1,800		2,402
4.00%, 1/15/37	5,600		7,343
5.00%, 7/15/12	1,750		2,643
Impress Holdings,
7.86%, 9/15/13	155		224
Linde Finance B.V.,
4.75%, 4/24/17	300		408
Telefonica Europe B.V.,
5.88%, 2/14/33	320		469
			15,442
Norway (0.8%)
Kingdom of Norway,
5.50%, 5/15/09	NOK	9,400	1,750
Poland (0.5%)
Poland Government Bond,
5.25%, 10/25/17	PLN	3,000	1,161
Spain (4.2%)
Government of Spain,
5.15%, 7/30/09	EUR	5,200	7,726
5.40%, 7/30/11	1,000		1,521
			9,247
Sweden (1.1%)
Government of Sweden,
5.25%, 3/15/11	SEK	12,800	2,044
Telefonaktiebolaget LM Ericsson,
6.75%, 11/28/10	EUR	230	345
			2,389
United Kingdom (11.6%)
Allied Domecq Financial Services plc,
6.63%, 4/18/11	GBP	190	385
BAA plc,
4.50%, 2/15/18	EUR	450	539
British Telecommunications plc,
7.38%, 2/15/11	220		341
EUR Capital S.P.V. Ltd.,
6.28%, 12/31/49	(h)315		395
FCE Bank plc,
7.13%, 1/15/13	550		673
Imperial Tobacco Finance plc,
4.38%, 11/22/13	500		672
Ineos Group Holdings plc,
7.88%, 2/15/16	200		246
United Kingdom Treasury Bond,
4.00%, 9/7/16	GBP	9,000	17,279
4.25%, 6/7/32	800		1,562
4.75%, 6/7/10	1,600		3,217
			25,309
United States (3.8%)
Chesapeake Energy Corp.,
6.25%, 1/15/17	EUR	165	226
Countrywide Financial Corp.,
5.05%, 11/23/10	(h)400		436
General Electric Capital Corp.,
0.75%, 2/5/09	JPY	250,000	2,232
General Motors Acceptance Corp.,
5.38%, 6/6/11	EUR	370	448
6.00%, 7/3/08	260		371
Lucent Technologies, Inc.,
2.88%, 6/15/23	$658		604
Omnicom Group, Inc.,
Zero Coupon, 7/31/32	400		407
Washington Mutual Preferred Funding,
9.75%, 12/31/49	(h)900		721
WDAC Subsidiary Corp.,
8.50%, 12/1/14	EUR	170	234

WM Covered Bond Program,
3.88%, 9/27/11	1,500	2,091
Wyeth,
4.89%, 1/15/24	$ (h)390	413
		8,183
Total Fixed Income Securities (Cost $196,072)		206,528

	Shares
Short-Term Investment (2.2%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $4,724)	(p)4,724,430	4,724
Total Investments + (96.9%) (Cost $200,796)		211,252
Other Assets in Excess of Liabilities (3.1%)		6,783
Net Assets (100%)		$218,035

(d)                    Security was valued at fair value — At December 31, 2007, the Portfolio held approximately $781,000 of fair valued security, representing 0.4% of net assets.

(h)                    Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2007.

(p)                    The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended December 31, 2007, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $260,000. During the three months ended December 31, 2007, cost of purchases and sales in the Liquidity Fund were $23,849,000 and $24,969,000, respectively.

+                            At December 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $200,796,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $10,456,000 of which $11,739,000 related to appreciated securities and $1,283,000 related to depreciated securities.

AUD       Australian Dollar

CAD        Canadian Dollar

CHF           Swiss Franc

DKK        Danish Krone

EUR           Euro

GBP            British Pound

HUF          Hungarian Forint

JPY               Japanese Yen

MXN     Mexican Peso

NOK        Norwegian Krone

PLN            Polish Zloty

SEK            Swedish Krona

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
ARS	2,810	$891	1/22/08	USD	875	$875	$(16)
AUD	650	571	1/10/08	USD	569	569	(2)
CAD	2,225	2,255	1/10/08	USD	2,233	2,233	(22)
CAD	2,000	2,027	1/10/08	USD	2,092	2,092	65
CAD	1,205	1,221	1/10/08	USD	1,260	1,260	39
CHF	375	331	1/11/08	USD	321	321	(10)
DKK	1,900	373	1/11/08	USD	360	360	(13)
EUR	71	105	1/7/08	USD	105	105	@—
EUR	120	175	1/16/08	USD	176	176	1
EUR	1,030	1,506	1/16/08	USD	1,506	1,506	@—
EUR	670	980	1/16/08	USD	992	992	12
EUR	140	205	1/16/08	USD	207	207	2
EUR	1,570	2,296	1/16/08	USD	2,332	2,332	36
EUR	830	1,214	1/16/08	USD	1,218	1,218	4
EUR	758	1,108	1/16/08	USD	1,100	1,100	(8)
EUR	1,550	2,266	1/16/08	USD	2,225	2,225	(41)
EUR	500	731	1/16/08	USD	704	704	(27)
EUR	2,350	3,437	1/16/08	USD	3,346	3,346	(91)
GBP	545	1,084	1/18/08	USD	1,120	1,120	36
GBP	126	250	1/18/08	USD	250	250	@—
GBP	350	696	1/18/08	USD	711	711	15
GBP	3,645	7,253	1/18/08	USD	7,396	7,396	143
GBP	430	856	1/18/08	USD	887	887	31
GBP	480	955	1/18/08	USD	978	978	23
HUF	97,000	560	1/16/08	USD	562	562	2
HUF	190,000	1,098	1/16/08	USD	1,078	1,078	(20)
IDR	4,900,000	521	1/22/08	USD	524	524	3
IDR	4,000,000	426	1/22/08	USD	426	426	@––
JPY	19,813	177	1/7/08	USD	175	175	(2)
JPY	85,849	770	1/15/08	USD	750	750	(20)
JPY	80,000	716	1/15/08	USD	722	722	6
JPY	100,000	895	1/15/08	USD	880	880	(15)
JPY	50,000	448	1/15/08	USD	437	437	(11)
JPY	125,000	1,120	1/15/08	USD	1,088	1,088	(32)
JPY	151,500	1,358	1/15/08	USD	1,395	1,395	37
KRW	1,000,000	1,069	1/15/08	USD	1,078	1,078	9
MXN	22,450	2,056	1/10/08	USD	2,046	2,046	(10)
MXN	6,000	549	1/10/08	USD	547	547	(2)
NZD	2,900	2,230	1/10/08	USD	2,164	2,164	(66)
PLN	9,975	4,055	1/16/08	USD	3,742	3,742	(313)
SEK	7,400	1,145	1/11/08	USD	1,148	1,148	3
TWD	26,775	828	1/22/08	USD	826	826	(2)
USD	2,248	2,248	1/10/08	AUD	2,550	2,238	(10)
USD	1,077	1,077	1/10/08	AUD	1,200	1,053	(24)
USD	1,596	1,596	1/10/08	MXN	17,125	1,568	(28)
USD	2,256	2,256	1/10/08	NZD	2,900	2,232	(24)
USD	1,529	1,529	1/11/08	CHF	1,790	1,582	53
USD	118	118	1/11/08	DKK	600	118	@––
USD	250	250	1/11/08	DKK	1,300	255	5
USD	1,173	1,173	1/11/08	NOK	6,400	1,178	5
USD	1,182	1,182	1/11/08	SEK	7,400	1,145	(37)
USD	177	177	1/15/08	JPY	20,000	179	2
USD	875	875	1/15/08	JPY	100,000	896	21
USD	2,168	2,168	1/15/08	JPY	250,000	2,241	73
USD	301	301	1/15/08	JPY	35,000	314	13
USD	7,775	7,775	1/15/08	JPY	900,000	8,067	292
USD	2,561	2,561	1/15/08	JPY	280,000	2,510	(51)
USD	326	326	1/15/08	JPY	35,000	314	(12)
USD	1,104	1,104	1/15/08	KRW	1,000,000	1,069	(35)
USD	1,027	1,027	1/15/08	MYR	3,450	1,044	17
USD	1,094	1,094	1/15/08	SGD	1,600	1,113	19
USD	1,892	1,892	1/15/08	SGD	2,750	1,912	20
USD	1,127	1,127	1/16/08	CZK	20,300	1,117	(10)
USD	1,457	1,457	1/16/08	EUR	1,000	1,462	5

USD	586	586	1/16/08	EUR	400	585	(1)
USD	2,766	2,766	1/16/08	EUR	1,925	2,814	48
USD	887	887	1/16/08	EUR	625	914	27
USD	1,661	1,661	1/16/08	EUR	1,175	1,718	57
USD	636	636	1/16/08	EUR	450	658	22
USD	461	461	1/16/08	EUR	325	475	14
USD	9,590	9,590	1/16/08	EUR	6,730	9,842	252
USD	7,657	7,657	1/16/08	EUR	5,375	7,860	203
USD	1,115	1,115	1/16/08	EUR	750	1,097	(18)
USD	1,080	1,080	1/16/08	HUF	190,000	1,098	18
USD	75	75	1/16/08	PLN	200	81	6
USD	6,157	6,157	1/16/08	PLN	16,125	6,555	398
USD	894	894	1/16/08	PLN	2,225	904	10
USD	1,985	1,985	1/18/08	GBP	1,000	1,991	6
USD	976	976	1/22/08	IDR	8,900,000	947	(29)
USD	2,091	2,091	1/22/08	MYR	7,025	2,125	34
USD	1,125	1,125	1/22/08	TWD	36,150	1,118	(7)
		$125,862				$126,940	$1,078

ARS                  — Argentinian Peso

CHF                   — Swiss Franc

CZK                  — Czech Republic Koruny

IDR                      — Indonesian Rupiah

KRW             — Korean Won

MYR               — Malaysian Ringgit

NZD                 — New Zealand Dollar

SGD                   — Singapore Dollar

TWD             — Taiwan Dollar

USD                  — United States Dollar

@                               — Value is less than $500.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
Euro-Bund	15	$1,697	Mar-08	$(54)
Euro-Schatz	30	3,101	Mar-08	(29)
				$(83)

Morgan Stanley Institutional Fund Trust
Investment Grade Fixed Income Portfolio
Portfolio of Investments
First Quarter Report

December 31, 2007 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (118.4%)
Agency Adjustable Rate Mortgages (3.5%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
4.76%, 7/1/35	$2,204	$2,198
5.62%, 4/1/37	2,245	2,276
5.72%, 1/1/37	3,288	3,320
5.97%, 1/1/37	1,247	1,267
Federal National Mortgage Association,
7.18%, 5/1/36	2,488	2,555
7.23%, 7/1/36	2,467	2,528
7.24%, 8/1/36	1,816	1,851
Government National Mortgage Association,
6.38%, 2/20/28	8	8
5.63%, 7/20/25	31	31
6.13%, 7/20/25 - 12/20/27	381	385
6.38%, 2/20/25 - 1/20/28	1,676	1,701
		18,120
Agency Fixed Rate Mortgages (40.3%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 9/1/17 - 11/1/20	31	33
10.25%, 7/1/09	2	2
11.00%, 1/1/16	11	12
13.00%, 9/1/10	@—	@—
Gold Pools:
5.50%, 5/1/37 - 10/1/37	27,135	27,083
6.00%, 2/1/32 - 9/1/37	13,267	13,468
6.50%, 5/1/26 - 3/1/32	382	396
7.00%, 2/1/26	22	23
7.50%, 5/1/16 - 6/1/32	3,149	3,363
8.00%, 11/1/29 - 10/1/31	504	538
8.50%, 12/1/30	112	120
10.00%, 10/1/19- 1/1/21	53	60
10.50%, 3/1/16	26	26
January TBA
5.50%, 1/15/37	(i)6,625	6,612
6.00%, 1/15/37	(i)25,000	25,371
6.50%, 1/15/37	(i)4,100	4,215
February TBA
5.00%, 2/15/37	(i)6,300	6,143
5.50%, 2/15/37	(i)12,300	12,267
Federal National Mortgage Association
Conventional Pools:
5.00%, 1/1/37- 10/1/37	6,808	6,644
5.50%, 1/1/37-8/1/37	13,207	13,193
6.00%, 10/1/31 - 12/1/31	126	128
6.50%, 6/1/26-9/1/32	1,290	1,341
7.00%, 11/1/25- 12/1/34	19,219	20,173
7.50%, 7/1/29-9/1/35	5,230	5,584
8.00%, 12/1/22-4/1/32	2,362	2,519
8.50%, 4/1/30-5/1/32	2,064	2,221
9.00%, 2/1/17	75	81
9.50%, 8/1/22	97	105
10.00%, 5/1/22	96	109
10.50%, 12/1/17- 10/1/18	33	39
11.00%, 4/1/21	29	32
11.25%, 8/1/13	41	46

11.50%, 1/1/17- 11/1/19	25	28
January TBA
4.50%, 1/25/19	(i)9,800	9,647
5.00%, 1/25/22 - 1/25/37	(i)29,375	28,901
5.50%, 1/25/37	(i)6,600	6,593
6.50%, 1/25/37	(i)7,100	7,299
7.00%, 1/25/37	(i)3,000	3,121
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/17	165	177
9.50%, 12/15/17 - 12/15/21	620	678
10.00%, 11/15/09 - 2/15/21	966	1,112
10.50%, 3/15/19	4	4
11.00%, 3/15/10 - 1/15/16	118	136
11.50%, 1/20/18	2	2
		209,645
Asset Backed Corporates (21.0%)
American Express Credit Account Master Trust,
5.03%, 10/15/12	(h)2,375	2,362
American Home Mortgage Investment Trust,
5.06%, 3/25/46	(h)3,843	3,511
Argent Securities, Inc.,
4.92%, 10/25/36	(h)2,081	2,043
Banc of America Securities Auto Trust,
3.99%, 8/18/09	803	802
Bear Stearns Asset Backed Securities, Inc.,
4.97%, 1/25/37	(h)1,462	1,391
5.07%, 9/25/34	(h)170	169
5.09%, 3/25/35	(h)256	255
Capital Auto Receivables Asset Trust,
4.05%, 7/15/09	735	735
4.98%, 5/15/11	3,825	3,840
5.04%, 11/15/11	(h)2,500	2,482
5.09%, 7/20/10	(h)3,550	3,526
5.31%, 10/20/09	(e)4,600	4,607
Capital One Auto Finance Trust,
5.07%, 7/15/11	2,025	2,031
Carrington Mortgage Loan Trust,
4.99%, 3/25/35	(h)2,110	2,025
Caterpillar Financial Asset Trust,
5.57%, 5/25/10	3,082	3,102
Citibank Credit Card Issuance Trust,
4.87%, 3/22/12	(h)2,900	2,885
5.65%, 9/20/19	2,400	2,407
CNH Equipment Trust,
4.02%, 4/15/09	271	271
4.27%, 1/15/10	1,570	1,565
5.20%, 6/15/10	1,748	1,754
Countrywide Asset-Backed Certificates,
5.02%, 7/25/25	(h)662	660
DaimlerChrysler Auto Trust,
4.04%, 9/8/09	527	526
First Franklin Mortgage Loan Asset Backed Certificates,
4.92%, 7/25/36	(h)1,329	1,300
4.94%, 2/25/36	(h)814	806
4.99%, 10/25/35	(h)265	265
Ford Credit Auto Owner Trust,
5.04%, 4/15/10	(h)5,075	5,064
5.05%, 3/15/10	1,225	1,227
5.26%, 10/15/10	4,000	4,019
Fremont Home Loan Owner Trust,
4.92%, 10/25/36	(h)2,479	2,410
GE Equipment Small Ticket, LLC,
4.38%, 7/22/09	(e)1,078	1,078
4.88%, 10/22/09	(e)1,820	1,823
GS Auto Loan Trust,
5.37%, 12/15/10	3,375	3,391
GSAMP Trust,
4.93%, 1/25/37	(h)1,543	1,505

4.98%, 3/25/47	(h)2,424	2,321
Harley-Davidson Motorcycle Trust,
3.76%, 12/17/12	3,135	3,107
4.07%, 2/15/12	2,244	2,233
Hertz Vehicle Financing, LLC,
4.93%, 2/25/10	(e)1,825	1,829
Honda Auto Receivables Owner Trust,
3.87%, 4/20/09	705	703
3.93%, 1/15/09	126	126
4.85%, 10/19/09	1,605	1,606
Hyundai Auto Receivables Trust,
3.98%, 11/16/09	876	873
Indymac Residential Asset Backed Trust,
5.00%, 4/25/37	(h)1,780	1,728
Long Beach Mortgage Loan Trust,
4.96%, 1/25/36	(h)181	181
MBNA Master Credit Card Trust USA,
5.90%, 8/15/11	940	959
7.80%, 10/15/12	2,715	2,928
Merrill Auto Trust Securitization,
4.10%, 8/25/09	804	803
National City Auto Receivables Trust,
2.88%, 5/15/11	1,144	1,134
Nationstar Home Equity Loan Trust,
4.93%, 9/25/36	891	882
Nissan Auto Receivables Owner Trust,
3.99%, 7/15/09	1,033	1,031
RAAC Series,
4.97%, 9/25/45	(h)336	333
Residential Asset Mortgage Products, Inc.,
4.94%, 6/25/29	(h)1,816	1,785
4.96%, 10/25/36	(h)1,467	1,428
Residential Asset Securities Corp.,
4.98%, 2/25/30	(h)1,987	1,908
Securitized Asset Backed Receivables, LLC Trust,
4.94%, 12/25/35	(h)101	101
4.98%, 2/25/37	(h)2,603	2,423
5.00%, 5/25/37	(h)2,286	2,217
SLM Student Loan Trust,
5.07%, 10/25/14	(h)2,190	2,186
Soundview Home Equity Loan Trust,
4.98%, 2/25/37	(h)2,239	2,097
Structured Asset Securities Corp.,
4.96%, 6/25/37	(h)2,371	2,299
Terwin Mortgage Trust,
4.98%, 4/25/37	(e)(h)1,445	1,416
5.34%, 12/25/34	(h)410	405
TXU Electric Delivery Transition Bond Co.,
4.81%, 11/17/14	700	698
USAA Auto Owner Trust,
3.90%, 7/15/09	307	307
Volkswagen Auto Loan Enhanced Trust,
4.80%, 7/20/09	1,120	1,120
Wachovia Auto Owner Trust,
4.06%, 9/21/09	447	446
		109,450
Collateralized Mortgage Obligations - Agency Collateral Series (0.5%)
Federal Home Loan Mortgage Corp.,
Inv FI IO
0.94%, 3/15/24	(h)2,289	138
2.97%, 3/15/32	(h)447	44
IO
6.00%, 5/1/31	941	195
6.50%, 4/1/28 - 5/15/33	1,738	383
8.00%, 1/1/28 - 6/1/31	174	46

IO PAC
6.00%, 5/15/30-4/15/32	1,257	127
PAC
10.00%, 6/15/20	12	13
Federal National Mortgage Association,
Inv FI IO
3.34%, 10/25/28	(h)304	14
3.50%, 5/18/27	(h)654	79
3.68%, 10/25/30	(h)179	14
IO
6.00%, 8/25/32 - 11/25/32	1,353	140
6.50%, 2/25/33 - 6/25/33	4,543	993
7.00%, 4/25/33	658	139
7.50%, 11/1/29	902	246
8.00%, 4/1/24- 12/1/31	720	179
9.00%, 11/1/26	78	18
Government National Mortgage Association,
Inv FI IO
3.57%, 8/16/29	(h)464	48
		2,816
Collateralized Mortgage Obligations - Non Agency Collateral Series (6.7%)
Banc of America Commercial Mortgage, Inc.,
5.66%	(h)(o)2,350	2,407
5.69%	(h)(o)1,475	1,517
5.75%	(h)(o)2,650	2,738
Bear Stearns Commercial Mortgage Securities,
5.71%, 6/11/40	(h)2,700	2,784
Citigroup Commercial Mortgage Trust,
5.70%	(h)(o)1,950	2,009
Commercial Mortgage Pass Through Certificates,
5.82%	(h)(o)1,850	1,921
Countrywide Alternative Loan Trust,
IO
1.31%, 12/20/46	24,776	1,242
1.54%, 3/20/46	10,318	470
2.04%, 3/20/47	20,827	1,137
2.09%, 2/25/37	11,496	600
2.30%, 12/20/35	(e)(h)11,100	366
2.64%, 12/20/35	(e)(h)14,821	601
2.80%, 2/20/47	14,965	755
Greenpoint Mortgage Funding Trust,
IO
2.28%, 10/25/45	7,790	263
2.37%, 8/25/45	6,947	221
GS Mortgage Securities Corp.,
IO
2.90%, 3/25/36	(e)(h)5,017	197
GS Mortgage Securities Corp. II,
5.80%, 8/10/45	(h)2,900	3,005
Harborview Mortgage Loan Trust,
IO
1.99%, 6/19/35	(h)7,820	195
2.27%, 5/19/35	(h)10,873	251
2.61%, 3/19/37	(h)9,919	440
2.74%, 7/19/46	(h)17,321	682
PO
3/19/37 - 7/19/47	6	4
Indymac Index Mortgage Loan Trust,
IO
1.85%, 7/25/35	(h)7,308	265
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.44%, 6/12/47	1,200	1,207
5.75%	(h)(o)1,050	1,082
5.82%	(h)(o)3,025	3,136
Lehman Brothers Commercial Conduit Mortgage Trust,
6.13%, 7/15/44	(h)2,050	2,148

Lehman Brothers-UBS Commercial Mortgage Trust,
5.43%, 2/15/40	800	805
5.86%, 7/15/40	(h)850	881
Wachovia Bank Commercial Mortgage Trust,
5.34%, 12/15/43	1,475	1,473
		34,802
Finance (6.9%)
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11	(e)1,910	1,986
American General Finance Corp.,
4.63%, 9/1/10	915	908
AXA Financial, Inc.,
6.50%, 4/1/08	760	764
Bank of America Corp.,
5.75%, 12/1/17	895	899
Bank of New York Co., Inc. (The),
3.80%, 2/1/08	250	250
Bank One Corp.,
6.00%, 2/17/09	1,350	1,362
Bear Stearns Co., Inc. (The),
6.40%, 10/2/17	730	707
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(e)715	567
6.30%, 5/10/17	(e)295	220
Catlin Insurance Co., Ltd.,
7.25%	(e)(h)(o)925	847
CIT Group, Inc.,
4.75%, 8/15/08	490	485
Citicorp,
6.38%, 11/15/08	(c)705	715
Citigroup, Inc.,
5.88%, 5/29/37	560	524
Countrywide Home Loans, Inc.,
3.25%, 5/21/08	(c)660	597
Farmers Exchange Capital,
7.05%, 7/15/28	(e)675	669
Farmers Insurance Exchange,
8.63%, 5/1/24	(e)725	809
General Electric Capital Corp.,
4.25%, 12/1/10	(c)445	444
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37	965	949
HSBC Finance Corp.,
4.13%, 12/15/08	450	446
5.88%, 2/1/09	345	348
6.38%, 10/15/11	688	709
6.40%, 6/17/08	465	467
6.75%, 5/15/11	365	379
Huntington National Bank (The),
4.38%, 1/15/10	520	517
iStar Financial, Inc.,
5.50%, 3/9/10	(h)1,175	1,054
JPMorgan Chase & Co.,
6.00%, 2/15/09	640	646
Lehman Brothers Holdings, Inc.,
6.88%, 7/17/37	1,210	1,187
Mantis Reef Ltd.,
4.69%, 11/14/08	(e)1,100	1,104
Marshall & Ilsley Bank,
3.80%, 2/8/08	1,365	1,363
MBNA Corp.,
5.31%, 5/5/08	(h)995	997
Nationwide Building Society,
4.25%, 2/1/10	(e)1,065	1,065
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	550	568
Popular North America, Inc.,
5.65%, 4/15/09	455	460

Prudential Financial, Inc.,
6.63%, 12/1/37	365	369
Sovereign Bancorp, Inc.,
5.11%, 3/23/10	(h)1,540	1,529
Sovereign Bank,
4.00%, 2/1/08	105	105
Two-Rock Pass Through Trust,
5.83%	(e)(h)(o)645	258
Unicredit Luxembourg Finance S.A.,
5.14%, 10/24/08	(e)(h)1,665	1,662
Wachovia Capital Trust III,
5.80%	(h)(o)2,435	2,177
Washington Mutual Bank/Henderson N.V.,
5.50%, 1/15/13	170	151
Washington Mutual Preferred Funding II,
6.67%	(e)(h)(o)300	177
Washington Mutual, Inc.,
8.25%, 4/1/10	920	879
Wells Fargo & Co.,
5.63%, 12/11/17	1,040	1,043
World Financial Properties,
6.91%, 9/1/13	(e)1,654	1,729
Xlliac Global Funding,
4.80%, 8/10/10	(e)1,110	1,117
		36,208
Industrials (5.5%)
America West Airlines, Inc.,
7.10%, 4/2/21	1,084	1,122
AT&T Corp.,
8.00%, 11/15/31	250	308
AT&T, Inc.,
6.15%, 9/15/34	545	546
6.30%, 1/15/38	1,035	1,055
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	340	343
7.13%, 6/15/12	865	929
Burlington Northern Santa Fe Corp.,
6.13%, 3/15/09	540	547
Comcast Cable Communications, Inc.,
6.75%, 1/30/11	440	460
7.13%, 6/15/13	145	155
Comcast Corp.,
6.50%, 1/15/15	150	157
ConAgra Foods, Inc.,
7.00%, 10/1/28	280	298
8.25%, 9/15/30	365	434
Consumers Energy Co.,
4.80%, 2/17/09	625	624
Cooper Industries, Inc.,
5.25%, 11/15/12	660	681
CVS/Caremark Corp.,
5.75%, 8/15/11 - 6/1/17	460	468
CVS Lease Pass Through,
6.04%, 12/10/28	(e)929	895
DaimlerChrysler N.A. Holding Corp.,
8.50%, 1/18/31	(c)430	544
FBG Finance Ltd.,
5.13%, 6/15/15	(e)795	774
Federated Department Stores, Inc.,
6.30%, 4/1/09	370	373
France Telecom S.A.,
8.50%, 3/1/31	790	1,027
Fred Meyer, Inc.,
7.45%, 3/1/08	765	768
General Electric Co.,
5.25%, 12/6/17	2,415	2,414

Home Depot, Inc.,
5.12%, 12/16/09	(h)1,155	1,132
ICI Wilmington, Inc.,
4.38%, 12/1/08	505	504
LG Electronics, Inc.,
5.00%, 6/17/10	(e)520	521
Miller Brewing Co.,
4.25%, 8/15/08	(e)800	797
Sprint Capital Corp.,
8.75%, 3/15/32	(c)530	599
Systems 2001 Asset Trust, LLC,
6.66%, 9/15/13	(e)1,099	1,132
Telecom Italia Capital S.A.,
4.00%, 1/15/10	1,100	1,078
Telefonica Europe B.V.,
8.25%, 9/15/30	885	1,096
Textron Financial Corp.,
4.13%, 3/3/08	510	509
5.13%, 2/3/11	750	771
Time Warner, Inc.,
5.11%, 11/13/09	(h)1,580	1,542
Union Pacific Corp.,
6.63%, 2/1/08	370	370
UnitedHealth Group, Inc.,
4.13%, 8/15/09	440	438
5.20%, 3/2/09	(h)615	615
Valero Energy Corp.,
3.50%, 4/1/09	575	565
Verizon New England, Inc.,
6.50%, 9/15/11	610	641
Vlacom, Inc.,
6.88%, 4/30/36	755	759
Yum! Brands, Inc.,
8.88%, 4/15/11	610	673
		28,664
Mortgages - Other (28.9%)
Alliance Bancorp,
5.11%, 7/25/37	(h)2,821	2,670
American Home Mortgage Assets,
4.99%, 3/25/47	(h)3,095	2,884
5.06%, 10/25/46 - 6/25/47	(h)7,451	6,976
5.10%, 9/25/46	(h)2,408	2,179
5.17%, 6/25/47	(h)1,535	1,239
5.19%, 10/25/46	(h)1,595	1,289
Banc of America Funding Corp.,
5.30%, 9/20/35	(h)764	717
Bear Stearns Mortgage Funding Trust,
5.01%, 8/25/36	(h)3,031	2,840
5.03%, 12/25/36	(h)2,396	2,277
5.06%, 9/25/36	(h)2,374	2,227
5.12%, 7/25/36	(h)2,543	2,355
California Federal Savings & Loan Association,
8.80%, 1/25/14	(d)(k)1	1
Countrywide Alternative Loan Trust,
5.06%, 10/25/46 - 11/25/46	(h)4,756	4,479
5.14%, 7/25/46	(h)1,467	1,338
5.16%, 6/25/47	(h)2,298	2,187
5.17%, 5/25/47	(h)887	766
5.21%, 11/20/35	(h)634	614
5.23%, 3/20/47	(h)1,084	890
5.25%, 12/20/46	(h)1,648	1,321
5.26%, 3/20/46	(h)1,494	1,372
5.33%, 11/20/35	(h)1,450	1,323
5.34%, 12/20/35	(h)2,200	2,019
6.49%, 2/25/36	(h)1,766	1,766
Deutsche ALT-A Securities, Inc., NIM Trust,
6.75%, 2/25/47	(e)815	791

Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
5.02%, 2/25/47	(h)3,401	3,208
5.62%, 2/25/47	(h)1,324	1,106
Downey Savings & Loan Association Mortgage Loan Trust,
5.11%, 4/19/38	(h)2,525	2,365
5.17%, 11/19/37	(h)2,730	2,581
5.73%, 4/19/46	(h)2,256	2,134
Federal Home Loan Mortgage Corp.,
5.85%, 10/1/36	(h)2,601	2,636
Federal National Mortgage Association
4.93%, 12/25/36	(h)1,745	1,713
7.00%, 9/25/32	565	598
Greenpoint Mortgage Funding Trust,
5.04%, 4/25/47	(h)3,707	3,414
5.05%, 1/25/37	(h)3,361	3,139
5.07%, 3/25/47	(h)3,508	3,293
5.19%, 3/25/36	(h)1,843	1,698
5.28%, 9/25/46	(h)900	714
GS Mortgage Securities Corp. II,
6.25%, 1/25/37	(e)569	567
GSR Mortgage Loan Trust,
5.06%, 8/25/46	(h)2,537	2,382
Harborview Mortgage Loan Trust,
5.06%, 1/19/38	(h)674	666
5.11%, 3/19/37-3/19/38	(h)4,235	3,969
5.15%, 11/19/36	(h)2,954	2,798
5.16%, 1/19/38	(h)3,249	3,048
5.17%, 9/19/36-3/19/38	(h)3,100	2,866
5.18%, 7/21/36	(h)2,547	2,354
5.20%, 7/19/46	(h)1,952	1,790
5.22%, 10/19/37	(h)1,993	1,813
5.23%, 11/19/36	(h)2,838	2,601
5.26%, 7/19/45	(h)571	533
5.35%, 11/19/35	(h)1,108	1,010
5.67%, 1/19/36	(h)689	544
Harborview NIM Corp.,
6.41%, 3/19/37-3/19/38	(e)768	765
Indymac Index Mortgage Loan Trust,
4.97%, 2/25/37	(h)2,721	2,669
4.99%, 7/25/46	(h)2,906	2,849
5.08%, 11/25/36	(h)1,843	1,732
5.25%, 10/25/36	(h)1,342	1,237
5.37%, 1/25/35	(h)42	32
Lehman XS Trust
5.27%, 11/25/46	(h)800	633
5.28%, 8/25/46	(h)1,302	1,018
Luminent Mortgage Trust,
5.11%, 4/25/36	(h)1,440	1,355
5.23%, 7/25/36	(h)622	479
Mastr Adjustable Rate Mortgages Trust,
4.98%, 5/25/47	(h)1,124	1,116
5.12%, 4/25/46	(h)1,441	1,310
5.27%, 1/25/47	(h)1,225	822
5.72%, 5/25/47	(h)660	349
5.97%, 5/25/47	(h)1,500	855
Merrill Lynch Mortgage Investors, Inc.,
4.99%, 8/25/35	(h)68	68
Residential Accredit Loans, Inc.,
5.03%, 3/25/47	(h)4,502	4,373
5.06%, 12/25/36 - 6/25/37	(h)3,804	3,561
5.10%, 5/25/46	(h)1,516	1,395
5.13%, 2/25/46 - 5/25/47	(h)2,759	2,536
5.14%, 2/25/46	(h)685	649
5.17%, 6/25/37	(h)1,288	1,055
Ryland Acceptance Corp. IV,
6.65%, 7/1/11	24	24

Structured Asset Mortgage Investments, Inc.,
5.06%, 2/25/36 - 10/25/36	(h)2,760	2,616
5.10%, 7/25/36 - 8/25/36	(h)4,612	4,259
5.14%, 4/25/36	(h)2,296	2,116
5.15%, 7/25/36	(h)1,830	1,534
Washington Mutual, Inc.,
5.12%, 11/25/45 - 12/25/45	(h)990	975
5.13%, 10/25/45	(h)266	263
5.16%, 8/25/45	(h)119	118
5.22%, 6/25/46	(h)525	424
5.73%, 4/25/46	(h)1,921	1,833
5.75%, 8/25/46	(h)2,094	2,000
Zuni Mortgage Loan Trust,
5.00%, 8/25/36	(h)1,275	1,219
		150,299
U.S. Treasury Securities (3.7%)
U.S. Treasury Bonds,
4.50%, 2/15/36	(c)12,250	12,316
5.38%, 2/15/31	(c)6,250	7,043
		19,359
Utilities (1.4%)
Appalachian Power Co.,
5.65%, 8/15/12	255	259
Arizona Public Service Co.,
5.80%, 6/30/14	745	745
Carolina Power & Light Co.,
5.13%, 9/15/13	760	763
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	225	217
7.88%, 4/1/13	135	148
Consolidated Natural Gas Co.,
6.25%, 11/1/11	355	369
Detroit Edison Co.,
6.13%, 10/1/10	480	498
Entergy Gulf States, Inc.,
3.60%, 6/1/08	345	343
5.52%, 12/1/09	(h)455	452
NiSource Finance Corp.,
5.59%, 11/23/09	(h)535	530
Ohio Power Corp.,
6.00%, 6/1/16	740	749
6.40%, 7/15/16	465	477
Plains All American Pipeline, LP,
6.70%, 5/15/36	750	756
Public Service Electric & Gas Co.,
5.00%, 1/1/13	580	577
Texas Eastern Transmission, LP,
7.00%, 7/15/32	(c)425	477
		7,360
Total Fixed Income Securities (Cost $626,280)		616,723

	Shares
Preferred Stock (0.2%)
Mortgages - Other (0.2%)
Home Ownership Funding Corp.,
13.33%, (Cost $1,110)	(e)7,150	1,075

	Face
	Amount
	(000)
Short-Term Investments (4.5%)
Short-Term Debt Securities held as Collateral on Loaned Securities (1.7%)
Alliance & Leicester plc,
5.26%, 9/2/08	$ (h)271	271
Bancaja,
5.35%, 8/12/08	136	136
Bank of New York Co., Inc.,
5.24%, 8/8/08	(h)136	136
BASF AG,
5.18%, 8/19/08	(h)136	136

BNP Paribas plc,
4.90%, 5/19/08	(h)271	271
CAM US Finance S.A. Unipersonal,
5.24%, 7/25/08	(h)542	542
Canadian Imperial Bank of Commerce, New York,
4.42%, 7/28/08	(h)271	271
CC USA, Inc.,
3.89%, 1/28/08	(h)135	135
CIT Group Holdings,
5.23%, 6/18/08	(h)488	488
Citigroup Global Markets Holdings, Inc.,
4.51%, 1/2/08	1,849	1,849
Credit Suisse First Boston, New York,
4.32%, 3/14/08	(h)271	271
First Tennessee Bank,
5.05%, 8/15/08	(h)136	136
5.06%, 8/15/08	(h)542	542
Goldman Sachs Group, Inc.,
4.62%, 2/13/09	(h)136	136
5.10%, 9/12/08	(h)255	255
HSBC Finance Corp.,
5.26%, 8/5/08	(h)136	136
IBM Corp.,
5.27%, 9/8/08	(h)542	542
Lehman Brothers, Inc.,
4.49%, 1/2/08	231	231
Macquarie Bank Ltd.,
4.95%, 8/20/08	(h)271	271
Metropolitan Life Global Funding,
4.89%, 8/21/08	(h)407	407
National Bank of Canada,
5.21%, 4/2/08	(h)542	542
National Rural Utilities Cooperative Finance Corp.,
5.24%, 9/2/08	(h)542	542
Nationwide Building Society,
4.92%, 7/28/08	(h)314	314
Unicredito Italiano Bank (Ireland) plc,
5.04%, 8/14/08	(h)190	190
5.26%, 8/8/08	(h)298	298
		9,048

	Shares
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)12,397,797	12,398

	Face
	Amount
	(000)
U.S. Treasury Security (0.4%)
U.S. Treasury Bill
1.98%, 1/10/08	$ (j)(r)1,800	1,799
Total Short-Term Investments (Cost $23,244)		23,245
Total Investments + (123.1%) (Cost $650,634) — Including $19,079 of Securities Loaned		641,043
Liabilities in Excess of Other Assets (-23.1%)		(120,332)
Net Assets (100%)		$520,711

(c)

All or a portion of security on loan at December 31, 2007. At December 31, 2007, the Portfolio had loaned securities with a total value of $19,079,000. This was secured by collateral of $9,048,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments. The remaining collateral of $10,307,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments.

(d)	Security was valued at fair value — At December 31, 2007, the Fund held fair valued securities, valued less than $1,000, representing less than 0.05% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security— Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2007.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Security has been deemed illiquid — At December 31, 2007.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at December 31, 2007.

(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended December 31, 2007, advisory fees paid were reduced by $7,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $1,341,000. During the three months ended December 31, 2007, cost of purchases and sales in the Liquidity Fund were $51,021,000 and $70,277,000, respectively.

(r)	Rate shown is the Yield to Maturity at December 31, 2007.
@	Face Amount/Value is less than $500.
Inv FI	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2007.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
TBA	To Be Announced
+

At December 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $650,634,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $9,591,000 of which $6,061,000 related to appreciated securities and $15,652,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury
2 yr. Note	237	$49,829	Mar-08	$77
U.S. Treasury
5 yr. Note	617	68,044	Mar-08	350

Short:
EuroDollar	36	8,619	Mar-08	(28)
CME
EuroDollar	16	3,850	Jun-08	(26)
CME
EuroDollar	16	3,860	Sep-08	(33)
CME
EuroDollar	15	3,624	Dec-08	(35)
CME
EuroDollar	11	2,657	Mar-09	(28)
CME
EuroDollar	8	1,930	Jun-09	(20)
CME
EuroDollar	29	6,985	Sep-09	(88)
CME
EuroDollar	22	5,290	Dec-09	(47)
CME
EuroDollar	2	478	Dec-10	(3)
CME
EuroDollar	18	4,321	Mar-10	(35)
CME
EuroDollar	7	1,678	Jun-10	(12)
CME
EuroDollar	3	718	Sep-10	(5)
CME
U.S. Treasury
10yr. Note	464	52,613	Mar-08	(292)
U.S. Treasury
Long Bond	423	49,227	Mar-08	49
				$(156)

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Citigroup	Buy	$1,600	0.43%	3/20/12	$2
Tyco International Ltd., Zero Coupon, 11/17/20
Goldman Sachs	Buy	1,500	0.80	3/20/11	(26)
Tyco International Ltd., 6.38%, 10/15/11
Goldman Sachs	Buy	2,800	0.12	12/20/11	19
The Hartford Financial Services Group, Inc., 4.75%, 3/1/14
Goldman Sachs	Buy	850	0.15	12/20/11	15
Motorola, Inc., 6.50%, 9/1/25
Goldman Sachs	Buy	1,750	0.16	12/20/11	29
Motorola, Inc., 6.50%, 9/1/25
Goldman Sachs	Buy	2,600	0.10	3/20/12	17
The Chubb Corp., 6.00%, 11/15/11
Goldman Sachs	Buy	1,300	0.22	3/20/12	4
Dell, Inc., 7.10%, 4/15/28
JPMorgan Chase	Buy	1,500	0.65	3/20/11	(17)
Tyco International Ltd., 2.75%, 1/15/18
Lehman Brothers	Buy	1,300	0.20	12/20/11	6
Union Pacific Corp., 6.13%, 1/15/12
					$49

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Citigroup	3 Month LIBOR	Pay	5.33%	5/22/17	$12,800	$693
	3 Month LIBOR	Pay	5.37	5/23/17	12,800	728
	3 Month LIBOR	Pay	5.34	5/24/17	11,000	599
	3 Month LIBOR	Pay	5.24	9/27/17	8,000	471
	3 Month LIBOR	Receive	5.29	9/28/17	9,000	(567)
	3 Month LIBOR	Receive	5.00	11/13/17	3,000	(1)
	3 Month LIBOR	Receive	4.73	12/27/17	6,725	4
Deutsche Bank	3 Month LIBOR	Pay	5.39	5/25/17	28,700	1,677
	3 Month LIBOR	Pay	5.43	5/29/17	19,625	1,202
JPMorgan Chase	3 Month LIBOR	Pay	5.37	5/23/17	12,800	730
	3 Month LIBOR	Pay	5.34	5/24/17	18,000	984
	3 Month LIBOR	Pay	5.45	5/29/17	19,625	1,232
	3 Month LIBOR	Pay	5.44	8/20/17	3,700	282
	3 Month LIBOR	Pay	5.09	9/11/17	17,500	810
	3 Month LIBOR	Pay	5.16	9/20/17	7,500	395
	3 Month LIBOR	Receive	5.23	9/27/17	8,300	(486)
	3 Month LIBOR	Receive	5.30	9/28/17	9,000	(575)
	3 Month LIBOR	Pay	5.25	10/11/17	8,500	398
	3 Month LIBOR	Receive	5.01	11/13/17	5,000	730
						$9,306

LIBOR — London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust
Limited Duration Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2007 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (93.8%)
Agency Adjustable Rate Mortgages (3.9%)
Federal Home Loan Mortgage Corp.,
4.35%, 10/1/33	$4,971	$5,025
4.38%, 7/1/35	6,353	6,346
5.45%, 7/1/34	901	923
Federal National Mortgage Association,
4.03%, 2/1/35	692	694
4.37%, 5/1/35	3,362	3,415
4.54%, 4/1/35	1,274	1,278
4.63%, 5/1/35	5,715	5,702
4.72%, 9/1/35	4,430	4,414
5.48%, 7/1/34	792	800
5.59%, 6/1/34	398	401
6.75%, 3/1/36	5,158	5,232
7.24%, 8/1/36	5,150	5,250
Government National Mortgage Association,
5.63%, 7/20/27 - 9/20/27	118	118
6.13%, 10/20/27 - 12/20/27	116	116
6.38%, 1/20/25 - 1/20/28	489	496
		40,210
Agency Fixed Rate Mortgages (1.5%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 3/1/11 - 10/1/20	92	104
11.00%, 5/1/20	6	6
11.50%, 1/1/18	13	13
Gold Pools:
6.50%, 9/1/19 - 11/1/29	195	203
7.00%, 3/1/32	3	3
7.50%, 11/1/19 - 11/1/32	2,390	2,554
8.50%, 8/1/28	49	52
10.00%, 10/1/21	8	9
10.50%, 11/1/19 - 10/1/20	20	22
11.50%, 8/1/10	6	7
12.00%, 6/1/15 - 9/1/15	30	35
Federal National Mortgage Association,
Conventional Pools:
6.50%, 3/1/18 - 10/1/32	2,934	3,035
7.00%, 5/1/26 - 12/1/34	3,811	4,008
7.50%, 9/1/29 - 7/1/32	3,549	3,786
8.00%, 12/1/29 - 8/1/31	208	222
9.50%, 11/1/20	25	27
10.00%, 8/1/16 - 9/1/16	25	28
10.50%, 12/1/16	12	13
11.00%, 7/1/20	8	9
11.50%, 11/1/19	22	25
12.50%, 2/1/15	17	20
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/16 - 1/15/17	92	100
9.50%, 12/15/17 - 12/15/21	192	212
10.00%, 11/15/09 - 7/15/22	464	534
10.50%, 8/15/21	26	30
11.00%, 1/15/10 - 1/15/21	192	220
11.50%, 2/15/13 - 11/15/19	120	138
		15,415

Asset Backed Corporates (20.2%)
ACE Securities Corp.,
7.57%, 9/25/33	(h)515	343
Aegis Asset Backed Securities Trust,
6.87%, 6/25/34	(h)2,325	1,190
Ameriquest Mortgage Securities, Inc.,
6.02%, 8/25/34	(h)3,200	2,667
Amortizing Residential Collateral Trust,
8.62%, 1/25/33	(h)122	8
BA Credit Card Trust,
5.25%, 4/16/12	(h)11,550	11,548
Capital Auto Receivables Asset Trust,
4.05%, 7/15/09	1,431	1,430
4.98%, 5/15/11	9,700	9,737
5.02%, 9/15/11	5,250	5,291
5.09%, 7/20/10	(h)3,000	2,979
5.31%, 10/20/09	(e)9,750	9,765
5.38%, 7/20/10	9,100	9,191
Capital One Auto Finance Trust,
5.07%, 7/15/11	4,575	4,588
Caterpillar Financial Asset Trust,
5.57%, 5/25/10	7,513	7,562
Chase Issuance Trust,
4.96%, 9/15/12	10,225	10,398
Chase Manhattan Auto Owner Trust,
2.83%, 9/15/10	3,767	3,753
CIT Equipment Collateral,
5.07%, 2/20/10	4,675	4,676
CNH Equipment Trust,
5.20%, 6/15/10	3,595	3,607
5.40%, 10/17/11	3,000	3,041
Countrywide Asset-Backed Certificates,
4.37%, 11/25/35	(h)2,208	2,190
Credit-Based Asset Servicing and Securitization, LLC,
4.91%, 7/25/36	(h)2,388	2,338
DaimlerChrysler Auto Trust,
5.00%, 2/8/12	8,250	8,327
Ford Credit Auto Owner Trust,
5.05%, 3/15/10	3,289	3,295
5.06%, 8/15/11	(h)5,700	5,643
5.26%, 10/15/10	5,725	5,752
5.40%, 8/15/11	8,950	9,095
GE Equipment Small Ticket, LLC,
4.38%, 7/22/09	(e)2,157	2,155
4.88%, 10/22/09	(e)4,721	4,729
Harley-Davidson Motorcycle Trust,
2.76%, 5/15/11	1,339	1,324
3.56%, 2/15/12	2,958	2,933
3.76%, 12/17/12	7,817	7,747
4.07%, 2/15/12	5,463	5,438
4.41%, 6/15/12	5,420	5,407
Hertz Vehicle Financing, LLC,
4.93%, 2/25/10	(e)4,550	4,561
Home Equity Asset Trust,
6.97%, 8/25/34	(h)554	430
Honda Auto Receivables Owner Trust,
4.85%, 10/19/09	4,508	4,509
Hyundai Auto Receivables Trust,
2.97%, 5/15/09	40	40
5.04%, 1/17/12	7,900	7,941
Lehman XS Trust,
5.17%, 2/25/46	(h)4,007	3,789
Long Beach Mortgage Loan Trust,
4.96%, 1/25/46	(h)544	542
National City Auto Receivables Trust,
2.88%, 5/15/11	2,929	2,906

Nationstar Home Equity Loan Trust,
4.93%, 6/25/37	(h)4,414	4,260
New Century Home Equity Loan Trust,
4.46%, 8/25/35	(g)1,030	1,023
Nissan Auto Receivables Owner Trust,
5.03%, 5/16/11	6,650	6,713
Park Place Securities, Inc.
6.72%, 10/25/34	(h)3,125	2,290
Securitized Asset Backed Receivables, LLC, Trust,
4.94%, 11/25/35 - 12/25/35	(h)549	547
Soundview Home Equity Loan Trust,
4.93%, 6/25/36	(h)534	532
Structured Asset Investment Loan Trust,
7.87%, 6/25/33	(h)1,500	1,208
USAA Auto Owner Trust,
3.58%, 2/15/11	1,239	1,238
4.90%, 2/15/12	8,900	8,963
Whole Auto Loan Trust,
2.58%, 3/15/10	829	826
		210,465
Collateralized Mortgage Obligations — Agency Collateral Series (0.9%)
Federal Home Loan Mortgage Corp.,
7.50%, 9/15/29	3,604	3,782
PAC
3.50%, 5/15/22	1,060	1,054
Federal National Mortgage Association,
PAC
5.50%, 1/25/24	1,879	1,880
6.50%, 6/25/35	2,223	2,311
		9,027
Collateralized Mortgage Obligation — Non Agency Collateral Series (1.9%)
Citigroup Commercial Mortgage Trust,
5.62%	(h)(o)2,582	2,619
Countrywide Alternative Loan Trust,
IO
1.54%, 3/20/46	24,738	1,126
2.09%, 2/25/37	19,467	1,016
Greenpoint Mortgage Funding Trust,
IO
2.28%, 10/25/45	18,656	630
2.37%, 8/25/45	14,635	465
GS Mortgage Securities Corp.,
IO
2.90%, 8/25/35	(e)(h)13,860	546
Harborview Mortgage Loan Trust,
IO
1.99%, 6/19/35	(h)18,467	462
2.27%, 5/19/35	(h)21,369	494
2.57%, 1/19/36	(h)27,983	874
2.61%, 3/19/37	(h)23,860	1,059
2.74%, 7/19/46	(h)42,148	1,659
2.78%, 1/19/36	(h)11,784	416
PO
3/19/37	14	11
7/19/47	@—	@—
Indymac Index Mortgage Loan Trust,
IO
1.85%, 7/25/35	(h)17,309	627
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.65%	(o)5,467	5,531
Washington Mutual, Inc.,
IO
0.24%, 6/25/44	8,192	159
0.30%, 7/25/44	14,986	281
0.37%, 10/25/44	21,176	410
0.63%, 3/25/47	114,773	1,659
		20,044

Finance (11.7%)
Allstate Life Global Funding Trusts,
4.50%, 5/29/09	690	692
American General Finance Corp.,
4.63%, 5/15/09 - 9/1/10	1,485	1,479
AXA Financial, Inc.,
6.50%, 4/1/08	870	874
Bank of America Corp.,
3.38%, 2/17/09	3,095	3,056
3.88%, 1/15/08	1,100	1,100
Bank of Scotland plc,
5.63%, 7/20/09	(e)5,400	5,487
Bank One Corp.,
6.00%, 2/17/09	664	670
Capital One Financial Corp.,
5.43%, 9/10/09	(h)3,240	3,064
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(e)2,065	1,636
CIT Group, Inc.,
4.75%, 8/15/08	2,270	2,249
Citicorp,
6.38%, 11/15/08	1,055	1,070
Citigroup, Inc.,
3.63%, 2/9/09	2,655	2,620
4.63%, 8/3/10	1,120	1,115
Countrywide Home Loans, Inc.,
3.25%, 5/21/08	2,515	2,273
Credit Suisse USA, Inc.,
6.13%, 11/15/11	1,040	1,083
Goldman Sachs Group, Inc.,
4.13%, 1/15/08	3,435	3,434
6.88%, 1/15/11	2,550	2,706
Hartford Financial Services Group, Inc. (The),
5.55%, 8/16/08	3,700	3,709
HSBC Finance Corp.,
4.13%, 12/15/08	760	753
5.88%, 2/1/09	1,580	1,594
6.38%, 10/15/11	285	294
6.40%, 6/17/08	1,470	1,477
6.75%, 5/15/11	630	654
International Lease Finance Corp.,
4.63%, 6/2/08	4,015	4,003
iStar Financial, Inc.,
5.50%, 3/9/10	(h)2,380	2,135
John Hancock Financial Services, Inc.,
5.63%, 12/1/08	3,365	3,399
John Hancock Global Funding II,
7.90%, 7/2/10	(e)625	682
JPMorgan Chase & Co.,
6.00%, 2/15/09	805	812
6.75%, 2/1/11	2,600	2,732
7.00%, 11/15/09	315	328
Lehman Brothers Holdings, Inc.,
4.93%, 12/23/08	(h)2,130	2,094
5.09%, 12/23/10	(h)1,155	1,077
Mantis Reef Ltd.,
4.69%, 11/14/08	(e)2,350	2,359
MBNA Corp.,
5.31%, 5/5/08	(h)1,605	1,608
Mellon Funding Corp.,
6.40%, 5/14/11	2,465	2,607
Metropolitan Life Global Funding I,
4.63%, 8/19/10	(e)4,310	4,375
Monumental Global Funding II,
3.85%, 3/3/08	(e)2,596	2,591
4.38%, 7/30/09	(e)2,335	2,346
Popular North America, Inc.,
5.65%, 4/15/09	2,245	2,268

Pricoa Global Funding I,
3.90%, 12/15/08	(e)2,930	2,899
Prudential Funding, LLC,
6.60%, 5/15/08	(e)1,970	1,978
Residential Capital Corp.,
7.50%, 2/22/11	1,300	816
Santander Central Hispano Issuance Ltd.,
7.63%, 11/3/09	3,900	4,108
SLM Corp.,
4.00%, 1/15/10	3,825	3,525
Sovereign Bancorp, Inc.,
5.11%, 3/23/10	(h)3,160	3,137
Sovereign Bank,
4.00%, 2/1/08	635	634
Suntrust Bank,
4.55%, 5/25/09	4,238	4,233
Unicredit Luxembourg Finance S.A.,
5.41%, 10/24/08	(e)(h)4,310	4,302
Wachovia Capital Trust III,
5.80%	(h)(o)3,170	2,835
Wachovia Corp.,
3.63%, 2/17/09	1,030	1,009
Washington Mutual, Inc.,
4.00%, 1/15/09	1,130	1,064
8.25%, 4/1/10	2,233	2,133
Wells Fargo & Co.,
3.12%, 8/15/08	2,638	2,603
Wells Fargo Bank,
6.45%, 2/1/11	2,380	2,520
World Financial Properties,
6.91%, 9/1/13	(e)2,315	2,420
6.95%, 9/1/13	(e)713	746
Xlliac Global Funding,
4.80%, 8/10/10	(e)2,485	2,501
		121,968
Industrials (8.4%)
American Honda Finance Corp.,
3.85%, 11/6/08	(e)2,650	2,631
AT&T, Inc.,
4.98%, 2/5/10	(h)3,145	3,118
5.30%, 11/15/10	600	611
BAE Systems Holdings, Inc.,
4.75%, 8/15/10	(e)2,200	2,217
Baxter International, Inc.,
5.20%, 2/16/08	3,405	3,406
Brookfield Asset Management, Inc.,
8.13%, 12/15/08	2,555	2,633
Burlington Northern Santa Fe Corp.,
6.13%, 3/15/09	3,165	3,208
Comcast Cable Communications, Inc.,
6.88%, 6/15/09	1,110	1,142
Comcast Corp.,
5.85%, 1/15/10	900	922
ConocoPhillips,
8.75%, 5/25/10	2,900	3,179
Consumers Energy Co.,
4.80%, 2/17/09	2,345	2,340
COX Communications, Inc.,
4.63%, 1/15/10	1,600	1,588
CVS/Caremark Corp.,
4.00%, 9/15/09	2,710	2,660
DaimlerChrysler N.A. Holding Corp.,
4.05%, 6/4/08	1,140	1,136
5.54%, 3/13/09	(h)2,425	2,409
8.00%, 6/15/10	85	91
Deutsche Telekom International Finance B.V.,
8.00%, 6/15/10	2,245	2,398
FedEx Corp.,
5.50%, 8/15/09	2,100	2,124

Fred Meyer, Inc.,
7.45%, 3/1/08	2,116	2,123
Home Depot, Inc.,
5.11%, 12/16/09	(h)2,425	2,377
Hospira, Inc.,
5.31%, 3/30/10	(h)2,130	2,115
ICI Wilmington, Inc.,
4.38%, 12/1/08	1,070	1,069
J.C. Penney, Inc.,
7.38%, 8/15/08	2,610	2,641
Kraft Foods, Inc.
4.00%, 10/1/08	910	903
4.13%, 11/12/09	2,560	2,539
Lenfest Communications, Inc.,
7.63%, 2/15/08	185	185
Macy’s Retail Holdings, Inc.,
6.30%, 4/1/09	790	796
6.63%, 9/1/08	1,790	1,804
Miller Brewing Co.
4.25%, 8/15/08	(e)3,095	3,082
Safeway, Inc.,
7.50%, 9/15/09	1,585	1,665
Sara Lee Corp.,
2.75%, 6/15/08	2,770	2,741
Sealed Air Corp.,
6.95%, 5/15/09	(e)440	452
Sprint Nextel Corp.,
5.24%, 6/28/10	(h)2,515	2,418
Telecom Italia Capital S.A.,
4.00%, 1/15/10	385	377
4.88%, 10/1/10	2,400	2,389
Textron Financial Corp.,
4.13%, 3/3/08	3,135	3,132
Time Warner, Inc.,
5.11%, 11/13/09	(h)3,310	3,230
UnitedHealth Group, Inc.,
4.13%, 8/15/09	1,065	1,059
5.20%, 3/2/09	(h)1,090	1,090
Valero Energy Corp.,
3.50%, 4/1/09	3,280	3,225
Verizon Global Funding Corp.,
7.25%, 12/1/10	1,140	1,223
Viacom, Inc.,
5.34%, 6/16/09	(h)1,270	1,255
5.75%, 4/30/11	2,145	2,173
Yum! Brands, Inc.,
7.65%, 5/15/08	3,110	3,140
		87,016
Mortgages - Other (40.4%)
American Home Mortgage Assets,
5.10%, 5/25/46	(h)5,046	4,593
5.11%, 6/25/47	(h)8,177	7,499
5.13%, 10/25/46	(h)7,534	6,901
5.17%, 6/25/47	(h)3,189	2,576
5.19%, 10/25/46	(h)3,234	2,613
American Home Mortgage Investment Trust,
4.34%, 2/25/44	(h)695	696
5.06%, 5/25/47	(h)8,138	7,608
5.29%, 3/25/46	(h)2,693	1,891
Banc of America Funding Corp.,
6.21%, 9/20/46	(h)6,453	6,484
Banc of America Mortgage Securities, Inc.,
4.37%, 1/25/35	(h)4,437	4,404
5.66%, 7/25/34	(h)881	885
Bear Stearns Mortgage Funding Trust,
5.05%, 10/25/36	(h)6,087	5,707
5.08%, 12/25/36	(h)6,684	6,130

Citigroup Mortgage Loan Trust, Inc.,
5.74%, 9/25/34	(h)2,311	2,325
6.30%, 8/25/34	(h)1,247	1,243
Countrywide Alternative Loan Trust,
5.06%, 11/25/46	(h)4,312	4,074
5.08%, 2/25/47	(h)4,433	4,070
5.10%, 8/25/46	(h)7,392	6,815
5.12%, 9/25/47	(h)5,221	5,050
5.22%, 5/20/46	(h)4,612	4,223
5.24%, 11/20/35	(h)2,523	2,472
5.27%, 2/25/35 - 4/25/35	(h)8,112	7,808
5.33%, 11/20/35	(h)6,351	5,794
5.37%, 5/25/35	(h)6,488	6,348
6.29%, 11/25/35	(h)4,797	4,694
6.49%, 2/25/36	(h)2,843	2,844
Countrywide Home Loan Mortgage Pass Through Trust,
4.56%, 11/20/34	(h)2,542	2,526
5.14%, 4/25/46	(h)3,545	3,375
Downey Savings & Loan Association Mortgage Loan Trust,
5.11%, 4/19/38	(h)5,256	4,923
5.17%, 11/19/37	(h)5,834	5,515
5.22%, 3/19/45	(h)3,554	3,319
5.27%, 8/19/45	(h)5,615	5,144
5.34%, 9/19/35	(h)5,699	5,257
5.73%, 4/19/46	(h)5,383	5,093
First Horizon Alternative Mortgage Securities,
5.37%, 4/25/35	(h)6,802	6,640
6.00%, 2/25/37	7,319	7,342
First Horizon Asset Securities, Inc.,
5.11%, 10/25/34	(h)1,278	1,276
5.54%, 6/25/34	(h)473	483
Greenpoint Mortgage Funding Trust,
5.10%, 1/26/37	(h)6,491	6,069
6.79%, 3/25/36	(h)3,838	3,677
GS Mortgage Securities Corp.,
6.25%, 1/25/37 - 8/25/46	(e)2,032	2,014
6.41%, 6/25/46	(e)50	50
GSR Mortgage Loan Trust,
5.13%, 8/25/46	(h)5,508	5,047
Harborview Mortgage Loan Trust,
5.17%, 9/19/36 - 3/19/38	(h)9,315	8,586
5.20%, 11/19/36 - 7/19/46	(h)12,186	11,118
5.22%, 12/19/36	(h)8,081	7,396
5.33%, 2/19/36	(h)4,384	3,996
5.35%, 11/19/35	(h)2,277	2,074
5.55%, 6/20/35	(h)1,652	1,535
6.79%, 10/19/35 - 1/19/36	(h)13,866	14,089
Harborview NIM Corp.,
6.41%, 3/19/36 - 3/19/38	(e)3,193	3,186
Indymac Index Mortgage Loan Trust,
5.12%, 6/25/46	(h)6,709	6,129
5.37%, 5/25/34	(h)1,298	1,224
Lehman XS Net Interest Margin Notes,
6.50%, 4/28/46	(e)223	222
Luminent Mortgage Trust,
5.07%, 10/25/46	(h)5,364	5,034
5.10%, 7/25/36 - 5/25/46	(h)8,055	7,393
5.12%, 5/25/36	(h)3,640	3,357
Mastr Adjustable Rate Mortgages Trust,
5.97%, 5/25/47	(h)2,700	1,538
Merrill Lynch Mortgage Investors, Inc.,
5.74%, 7/25/34	(h)667	669
Novastar Mortgage-Backed Notes,
5.11%, 9/25/46	(h)4,217	3,913

Rali NIM Corp.,
6.05%, 4/25/46	(e)62	62
Residential Accredit Loans, Inc.,
5.03%, 1/25/37	(h)5,858	5,727
5.04%, 3/25/37	(h)6,331	5,756
5.06%, 2/25/37	(h)8,984	8,170
5.07%, 1/25/37	(h)7,380	6,484
5.13%, 3/25/47	(h)5,238	4,295
5.32%, 12/25/36	(h)5,440	5,081
5.36%, 5/25/46 - 6/25/46	(h)14,412	13,196
5.39%, 2/25/46 - 5/25/47	(h)5,957	5,476
5.40%, 2/25/46	(h)7,499	6,891
5.43%, 6/25/37	(h)2,600	2,130
5.53%, 10/25/45	(h)4,589	4,185
Sharps SP I LLC Net Interest Margin Trust,
7.00%, 10/25/46	(e)254	249
Structured Asset Mortgage Investments, Inc.,
5.32%, 2/25/36	(h)2,035	1,906
5.33%, 10/25/36	(h)6,549	6,228
5.40%, 4/25/36	(h)5,442	5,017
5.51%, 2/25/37	(h)4,924	4,488
5.53%, 1/25/37	(h)6,245	5,699
5.63%, 2/25/36	(h)2,765	2,516
Washington Mutual Alternative Mortgage Pass-Through Certificates,
5.33%, 12/25/46	(h)5,976	5,462
5.92%, 4/25/46	(h)6,688	6,383
5.94%, 8/25/46	(h)5,025	4,800
Washington Mutual, Inc.
5.07%, 2/25/47	(h)5,688	5,171
5.16%, 8/25/45	(h)239	237
5.23%, 7/25/45 - 10/25/45	(h)6,073	5,522
5.73%, 5/25/46	(h)5,790	5,473
5.77%, 7/25/46	(h)6,161	5,901
6.03%, 8/25/46	(h)8,450	8,220
Wells Fargo Mortgage Backed Securities Trust,
3.46%, 9/25/34	(h)1,264	1,267
4.11%, 6/25/35	(h)7,417	7,437
4.57%, 12/25/34	(h)5,324	5,231
7.08%, 7/25/34	(h)206	206
		419,822
U.S. Treasury Securities (1.1%)
U. S. Treasury Note,
5.13%, 6/30/11	11,000	11,690
Utilities (3.8%)
Baltimore Gas & Electric,
6.63%, 3/15/08	3,500	3,508
Columbus Southern Power Co.,
4.40%, 12/1/10	1,750	1,747
Detroit Edison Co.,
6.13%, 10/1/10	2,100	2,179
Dominion Resources, Inc.,
5.69%, 5/15/08	(g)2,340	2,345
Duke Energy Corp.,
3.75%, 3/5/08	1,245	1,242
Enbridge Energy Partners LP,
4.00%, 1/15/09	3,520	3,499
Entergy Gulf States, Inc.,
3.60%, 6/1/08	585	581
5.52%, 12/1/09	(h)1,225	1,217
5.90%, 12/8/08	(e)(h)1,170	1,174
FPL Group Capital, Inc.,
5.55%, 2/16/08	3,400	3,401
Keyspan Corp.,
4.90%, 5/16/08	1,300	1,299

NiSource Finance Corp.,
5.59%, 11/23/09	(h)1,145	1,135
Ohio Power Co.,
5.42%, 4/5/10	(h)2,025	2,008
Pacific Gas & Electric Co.,
3.60%, 3/1/09	2,110	2,088
Peco Energy Co.,
3.50%, 5/1/08	2,940	2,924
Public Service Co. of Colorado,
6.88%, 7/15/09	870	896
Sempra Energy,
4.75%, 5/15/09	3,025	3,021
Southwestern Public Service Co.,
6.20%, 3/1/09	2,260	2,292
Texas-New Mexico Power Co.,
6.25%, 1/15/09	2,700	2,731
		39,287
Total Fixed Income Securities (Cost $1,008,549)		974,944

	Shares
Preferred Stock (0.0%)
Mortgages — Other (0.0%)
Home Ownership Funding Corp.,
13.33%, (Cost $246)	(e)1,800	271
Short-Term Investment (5.7%)
Investment Company (5.6%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)58,333,504	58,334

	Face Amount (000)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill
1.98%, 1/10/08	$ (j)(r)1,430	1,429
Total Short-Term Investments (Cost $59,762)		59,763
Total Investments (99.5%) + (Cost $1,068,557)		1,034,978
Other Assets in Excess of Liabilities (0.5%)		4,701
Net Assets (100%)		$1,039,679

(e)                     144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(g)                    Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2007. Maturity Date disclosed is the ultimate maturity date.

(h)                    Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2007.

(j)                        All or a portion of the security was pledged to cover margin requirements for futures contracts.

(o)                    Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at December 31, 2007.

(p)                    The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended December 31, 2007, advisory fees paid were reduced by approximately $12,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $1,861,000. During the three months ended December 31, 2007, cost of purchases and sales in the Liquidity Fund were $74,307,000 and $81,570,000, respectively.

(r)                       Rate shown is the Yield to Maturity at December 31, 2007.

@                       Face Amount/Value is less than $500.

IO                      Interest Only

PAC          Planned Amortization Class

PO                   Principal Only

+                            At December 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $1,068,557,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $33,579,000 of which $3,886,000 related to appreciated securities and $37,465,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury
2 yr. Note	1,504	$316,216	Mar-08	$155
U.S. Treasury
5 yr. Note	110	3,198	Mar-08	(11)
U.S. Treasury
10 yr. Note	211	23,925	Mar-08	172
Short:
EuroDollar
CME	500	119,706	Mar-08	(945)
U.S. Treasury
Long Bond	399	46,434	Mar-08	52
				$(577)

CME — Chicago Mercantile Exchange

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Citigroup
Tyco International Ltd., Zero coupon, 11/17/20	Buy	$2,770	0.43%	3/20/12	$(9)
Citigroup
Tyco International Ltd., Zero coupon, 11/17/20	Buy	1,400	0.43	3/20/12	(5)
Goldman Sachs
Dell, Inc., 7.10%, 4/15/28	Buy	2,665	0.22	3/20/12	8
Goldman Sachs
Dow Jones CDX North America Investment Grade Index, Series B	Sell	8,000	0.35	6/20/12	(54)
					$(60)

Interest Rate Swap Contracts

The Portfolio had the following interest rate agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Deutshche Bank	3 Month LIBOR	Pay	4.55%	10/23/09	$21,200	$235
	3 Month LIBOR	Pay	4.43	11/8/09	21,000	206
Goldman Sachs	3 Month LIBOR	Pay	5.07	10/5/08	11,000	54
	3 Month LIBOR	Pay	4.64	9/11/09	21,200	490
JPMorgan Chase	3 Month LIBOR	Pay	5.23	9/22/08	11,000	206
	3 Month LIBOR	Pay	5.20	10/13/08	13,500	87
	3 Month LIBOR	Pay	4.96	3/12/09	21,500	485
	3 Month LIBOR	Pay	5.39	6/6/09	21,200	420
	3 Month LIBOR	Pay	5.49	6/14/09	21,300	454
	3 Month LIBOR	Pay	5.36	6/28/09	21,300	446
	3 Month LIBOR	Pay	5.33	6/30/09	10,700	284
	3 Month LIBOR	Pay	5.36	7/13/09	21,350	748
	3 Month LIBOR	Pay	5.08	8/1/09	22,000	685
	3 Month LIBOR	Pay	4.79	9/20/09	21,100	570
	3 Month LIBOR	Pay	4.78	10/18/09	21,000	321
	3 Month LIBOR	Pay	4.35	10/29/09	21,300	178
	3 Month LIBOR	Pay	4.14	12/12/09	21,000	103
	3 Month LIBOR	Pay	3.99	12/14/09	22,000	49
						$6,021

LIBOR — London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust
Long Duration Fixed Income Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2007 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (80.8%)
Agency Fixed Rate Mortgages (7.1%)
Federal Home Loan Mortgage Corp.
6.75%, 3/15/31	$815	$1,025
Federal National Mortgage Association,
Conventional Pools:
7.25%, 5/15/30	645	850
		1,875
Finance (10.6%)
Abbey National plc.
7.95%, 10/26/29	50	59
Allstate Corp. (The),
5.95%, 4/1/36	40	38
Bank of America N.A.,
6.00%, 10/15/36	365	350
Bank One Corp.,
8.00%, 4/29/27	250	293
BB&T Corp.,
5.25%, 11/1/19	90	84
Capmark Financial Group, Inc.,
6.30%, 5/10/17	(e)15	11
Catlin Insurance Co., Ltd.,
7.25%	(e)(h)(o)100	92
Citigroup, Inc.,
5.85%, 12/11/34	325	300
Devon Financing Corp ULC.,
7.88%, 9/30/31	45	55
Farmers Exchange Capital,
7.05%, 7/15/28	(e)100	99
General Electric Capital Corp.,
6.75%, 3/15/32	230	262
Goldman Sachs Group Inc. (The),
6.13%, 2/15/33	50	49
6.75%, 10/1/37	165	162
HSBC Holdings plc.
6.50%, 5/2/36	235	229
iStar Financial, Inc.,
5.50%, 3/9/10	(h)95	85
Lehman Brothers Holdings, Inc.,
6.875%, 7/17/37	75	74
Merrill Lynch & Co., Inc.,
6.11%, 1/29/37	100	89
Metlife, Inc.,
5.70%, 6/15/35	25	23
Nationwide Building Society,
4.25%, 2/1/10	(e)105	105
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	15	16
Popular North America, Inc.,
5.65%, 4/15/09	50	51
Prudential Financial, Inc.,
5.90%, 3/17/36	30	27
6.63%, 12/1/37	5	5
Sovereign Bancorp, Inc.,
5.11%, 3/23/10	(h)105	104
Travelers Cos., Inc. (The),
6.75%, 6/20/36	25	26
Washington Mutual Preferred Funding II,
6.67%	(e)(h)(o)100	59

WellPoint, Inc.
6.38%, 6/15/37	25	25
		2,772
Industrials (16.8%)
Alcan, Inc.,
6.13%, 12/15/33	25	24
America West Airlines, Inc.,
7.10%, 4/2/21	79	81
Anadarko Petroleum Corp.,
6.45%, 9/15/36	40	41
Apache Corp.,
6.00%, 1/15/37	25	25
Archer-Daniels-Midland Co.,
6.45%, 1/15/38	15	16
6.625%, 5/1/29	35	37
AT&T Corp.,
8.00%, 11/15/31	360	443
BellSouth Corp.,
6.55%, 6/15/34	80	83
Boeing Co.,
6.13%, 2/15/33	50	53
Bristol Myers Squibb Co.,
5.88%, 11/15/36	40	40
Burlington North Santa Fe Corp.,
6.15%, 5/1/37	40	39
Canadian Natural Resources Ltd.,
6.25%, 3/15/38	15	15
6.45%, 6/30/33	40	41
Caterpillar, Inc.,
6.05%, 8/15/36	35	36
Coca-Cola Enterprises, Inc.,
6.95%, 11/15/26	70	78
Comcast Corp.,
6.45%, 3/15/37	155	158
6.95%, 8/15/37	60	65
ConAgra Foods, Inc.,
8.25%, 9/15/30	80	95
ConocoPhillips Holding Co.,
6.95%, 4/15/29	105	120
CVS Caremark Corp.,
5.75%, 8/15/11	25	26
CVS Lease Pass Through,
6.04%, 12/10/28	(e)127	122
Daimler Finance North America LLC,
8.50%, 1/18/31	135	171
Diageo Capital plc.
5.88%, 9/30/36	30	28
Eli Lilly & Co.,
5.55%, 3/15/37	45	44
EnCana Corp.,
6.50%, 2/1/38	40	41
6.63%, 8/15/37	30	31
France Telecom S.A.,
8.50%, 3/1/31	110	143
Fred Meyer, Inc.,
7.45%, 3/1/08	50	50
Hess Corp.,
7.13%, 3/15/33	45	50
Home Depot, Inc.,
5.12%, 12/16/09	(h)40	39
5.88%, 12/16/36	45	38
IBM Corp.,
5.88%, 11/29/32	50	51
JC Penney Corp., Inc.,
7.40%, 4/1/37	35	35
John Deere Capital Corp.,
5.29%, 4/15/08	(h)130	130

Kellogg Co.,
7.45%, 4/1/31	35	40
Lockheed Martin Corp.,
6.15%, 9/1/36	60	62
Lowes Cos., Inc.,
6.65%, 9/15/37	25	25
Macy’s Retail Holdings, Inc.,
6.38%, 3/15/37	40	35
Merck & Co., Inc.,
5.75%, 11/15/36	35	35
News America, Inc.,
6.40%, 12/15/35	115	117
Nexen, Inc.,
6.40%, 5/15/37	50	50
Norfolk Southern Corp.,
7.05%, 5/1/37	45	49
Northrop Grumman Corp.,
7.75%, 2/15/31	55	68
Petro-Canada,
5.95%, 5/15/35	55	53
Proctor & Gamble Co.,
5.55%, 3/5/37	65	66
Raytheon Co.,
7.00%, 11/1/28	25	28
Sprint Capital Corp.,
6.13%, 11/15/08	80	80
8.75%, 3/15/32	90	102
Suncor Energy, Inc.,
6.50%, 6/15/38	25	27
Telefonica Europe B.V.,
8.25%, 9/15/30	130	161
Time Warner Cable, Inc.,
6.55%, 5/1/37	(e)40	41
Time Warner, Inc.,
7.70%, 5/1/32	210	234
United Technologies Corp.,
6.05%, 6/1/36	50	52
Valero Energy Corp.,
3.50%, 4/1/09	50	49
6.63%, 6/15/37	45	45
Verizon Communications, Inc.,
5.85%, 9/15/35	135	132
Viacom, Inc.,
6.88%, 4/30/36	120	121
Wal-Mart Stores, Inc.
5.25%, 9/1/35	150	134
6.50%, 8/15/37	10	11
Wyeth,
5.95%, 4/1/37	40	40
6.50%, 2/1/34	40	43
XTO Energy, Inc.,
6.75%, 8/1/37	25	27
		4,416
U.S. Treasury Securities (40.7%)
U.S. Treasury Bonds,
5.38%, 2/15/31	1,200	1,353
6.13%, 11/15/27	550	666
6.38%, 8/15/27	2,000	2,483
6.63%, 2/15/27	3,500	4,443
8.13%, 8/15/19	1,295	1,746
		10,691
Utilities (5.6%)
Arizona Public Service Co.,
5.50%, 9/1/35	85	73
Carolina Power & Light Co.,
6.13%, 9/15/33	40	41

CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	25	24
Consolidated Edison Co. of New York, Inc.,
5.85%, 3/15/36	40	39
Consumer’s Energy Co.,
4.40%, 8/15/09	55	54
5.65%, 4/15/20	40	40
Detroit Edison Co.,
6.35%, 10/15/32	70	72
Duke Energy Ohio, Inc.,
5.40%, 6/15/33	45	40
Enterprise Products Operating LP,
6.65%, 10/15/34	40	41
6.88%, 3/1/33	70	73
Florida Power & Light Co.,
5.63%, 4/1/34	40	39
5.85%, 2/1/33	10	10
Keyspan Corp.,
5.80%, 4/1/35	50	47
Kinder Morgan Energy Partners LP,
6.50%, 2/1/37	65	64
Northern States Power Co.,
6.25%, 6/1/36	35	36
Ohio Edison Co.,
6.88%, 7/15/36	70	72
Ohio Power Co.,
6.60%, 2/15/33	110	111
Pacific Gas & Electric Co.,
6.05%, 3/1/34	40	40
Pacificorp,
5.75%, 4/1/37	40	39
6.25%, 10/15/37	45	47
Plains All American Pipeline, LP/PAA Finance Corp.,
6.70%, 5/15/36	85	86
Public Service Co. of Colorado,
6.25%, 9/1/37	75	78
Public Service Electricity & Gas Co.,
5.80%, 5/1/37	65	64
Southern California Edison Co.,
5.55%, 1/15/37	40	38
Texas Eastern Transmission LP,
7.00%, 7/15/32	45	50
Transcanada Pipelines, Ltd.,
6.20%, 10/15/37	75	75
Virginia Electric & Power Co.,
6.00%, 1/15/36	65	64
		1,457
Total Fixed Income Securities (Cost $20,405)		21,211

Shares
Short-Term Investments (17.8%)
Investment Company (17.4%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)4,554,459	4,554

	Face
	Amount
	(000)
U.S. Treasury Security(0.4%)
U.S. Treasury Bill,
2.98%, 1/10/2008	$ (j)(r)110	110
Total Short-Term Investments (Cost $4,664)		4,644
Total lnvestments(98.6%) + (Cost $25,069)		25,875
Other Assets in Excess of Liabilities (1.4%)		370
Net Assets (100%)		$26,245

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securites are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2007.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at December 31, 2007.

(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended December 31, 2007, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $44,000. During the three months ended December 31, 2007, cost of purchases and sales in the Liquidity Fund were $5,981,000 and $2,530,000, respectively.

(r)	Rate shown is the Yield to Maturity at December 31, 2007.
+

At December 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $25,069,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $806,000, of which $999,000 related to appreciated securities and 193,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
				Appreciation
	Number of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
2 yr. Note	9	$1,892	Mar-08	$1
U.S. Treasury
5 yr. Note	8	882	Mar-08	4
Short:
10 yr. Swap	21	2,320	Mar-08	(25)
U.S. Treasury
10yr. Note	36	4,082	Mar-08	(25)
U.S. Treasury
Long Bond	17	1,978	Mar-08	7
				$(38)

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at the period end:

Swap Counterparty and Reference Obligation	Buy/ Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs	Buy	$65	0.22%	3/20/12	$ @—
Dell, Inc., 7.10%, 4/15/28
Goldman Sachs	Buy	125	0.39	3/20/12	1
Motorola, Inc., 6.50%, 9/1/25
Goldman Sachs	Buy	125	0.11	3/20/12	1
The Chubb Corp., 6.00%, 11/15/11
Goldman Sachs	Buy	125	0.11	3/20/12	1
The Hartford Financial Services Group, 4.75%, 3/1/14
Goldman Sachs	Buy	230	0.44	3/20/12	(1)
Tyco International Ltd., 6.38%, 10/15/11
Goldman Sachs	Buy	65	0.26	3/20/12	@—
Union Pacific Corp., 6.13%, 1/15/12					$2

@—Value is less than $500.

Interest Rate Swap Contracts

The Portfolio had the following interest rate agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive FloatingRate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Citibank	3 Month LIBOR	Pay	5.44%	5/29/17	$1,875	$117
	3 Month LIBOR	Pay	5.46	8/7/17	1,000	78
Deutshche Bank	3 Month LIBOR	Pay	5.39	5/25/17	2,925	171
	3 Month LIBOR	Pay	5.45	8/9/17	1,300	100
JPMorgan Chase	3 Month LIBOR	Pay	5.45	5/29/17	1,850	116
	3 Month LIBOR	Pay	5.09	9/11/17	1,450	67
	3 Month LIBOR	Pay	5.42	9/21/37	1,000	75
						$724

LIBOR — London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust
Mid Cap Growth Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2007 (unaudited)

	Shares	Value (000)
Common Stocks (94.4%)
Auto & Transportation (5.2%)
C.H. Robinson Worldwide, Inc.	1,579,871	$85,502
Expeditors International Washington, Inc.	1,460,538	65,257
UAL Corp.	(a)848,936	30,273
		181,032
Consumer Discretionary (37.1%)
Abercrombie & Fitch Co., Class A	1,207,007	96,524
Apollo Group, Inc., Class A	(a)665,568	46,690
Chipotle Mexican Grill, Inc., Class B	(a)455,114	56,002
Choice Hotels International, Inc.	916,166	30,417
ChoicePoint, Inc.	(a)1,193,596	43,471
Coach, Inc.	(a)1,715,796	52,469
Corporate Executive Board Co.	1,159,577	69,691
Ctrip.com International Ltd. ADR	928,355	53,352
Discovery Holding Co., Class A	(a)2,144,672	53,917
Focus Media Holding Ltd. ADR	(a)736,032	41,814
Grupo Televisa S.A. ADR	2,115,484	50,285
Iron Mountain, Inc.	(a)1,490,125	55,164
Lamar Advertising Co., Class A	980,422	47,129
Leucadia National Corp.	1,287,926	60,661
Li & Fung Ltd.	19,698,000	78,714
Lululemon Athletica, Inc.	(a)1,109,484	52,556
Marriott International, Inc., Class A	1,390,026	47,511
Mohawk Industries, Inc.	(a)425,611	31,665
Monster Worldwide, Inc.	(a)1,534,655	49,723
Morningstar, Inc.	(a)364,974	28,377
Priceline.com, Inc.	(a)468,499	53,812
Starbucks Corp.	(a)4,045,325	82,808
Wynn Resorts Ltd.	1,049,256	117,653
		1,300,405
Energy (9.7%)
Questar Corp.	928,003	50,205
Southwestern Energy Co.	(a)1,883,479	104,947
Ultra Petroleum Corp.	(a)2,573,909	184,035
		339,187
Financial Services (7.8%)
Alleghany Corp.	(a)102,364	41,150
Brookfield Asset Management, Inc., Class A	1,290,944	46,048
Calamos Asset Management, Inc., Class A	1,147,705	34,179
Forest City Enterprises, Inc., Class A	879,714	39,094
GLG Partners, Inc.	(a)2,492,437	33,897
IntercontinentalExchange, Inc.	(a)419,625	80,778
		275,146
Health Care (7.9%)
Gen-Probe, Inc.	(a)929,025	58,464
Illumina, Inc.	(a)1,270,029	75,262
Stericycle, Inc.	(a)1,292,929	76,800
Techne Corp.	(a)1,021,398	67,463
		277,989
Materials & Processing (4.6%)
Grupo Aeroportuario del Pacifico S.A. de CV ADR	912,196	40,711
Martin Marietta Materials, Inc.	664,281	88,084
Texas Industries, Inc.	480,490	33,683
		162,478

Producer Durables (2.8%)
Nalco Holding Co.	2,930,489	70,859
NVR, Inc.	(a)51,836	27,162
		98,021
Technology (17.8%)
Aecom Technology Corp.	(a)903,184	25,804
Alibaba.com Ltd.	(a)7,020,000	24,893
Autodesk, Inc.	(a)641,527	31,922
Baidu.com ADR	(a)285,204	111,341
Crown Castle International Corp.	(a)1,149,201	47,807
Equinix, Inc.	(a)650,521	65,748
IHS, Inc., Class A	(a)747,109	45,245
Mastercard, Inc., Class A	350,548	75,438
NHN Corp.	(a)225,135	53,374
Salesforce.com, Inc.	(a)913,423	57,263
Tencent Holdings Ltd.	11,293,400	84,113
		622,948
Utilities (1.5%)
NII Holdings, Inc.	(a)1,129,720	54,588
Total Common Stocks (Cost $2,751,647)		3,311,794
Investment Company (3.0%)
Aeroplan Income Fund (Cost $69,230)	4,361,446	104,733
Short-Term Investment (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $90,620)	(p)90,619,598	90,620
Total Investments + (Cost $2,911,497) (100.0%)		(s)3,507,147
Liabilities in Excess of Other Assets (0.0%)		(290)
Net Assets (100%)		$3,506,857

(a)	Non-income producing security.
(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended December 31, 2007, advisory fees paid were reduced by $33,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $3,056,000. During the three months ended December 31, 2007, cost of purchases and sales in the Liquidity Fund were $279,802,000 and $355,670,000, respectively.

(s)

The approximate market value and percentage of the investments, $241,093,000 and 6.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

ADR	American Depositary Receipt
+

At December 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $2,911,497,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $595,650,000 of which $721,311,000 related to appreciated securities and $125,661,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	271	$396	1/31/08	USD	391	$391	$(5)

EUR — Euro

USD — United States Dollar

Morgan Stanley Institutional Fund Trust
Municipal Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2007 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (98.0%)
Collateralized Mortgage Obligations - Agency Collateral Series (0.2%)
Federal Home Loan Mortgage Corp.,
IO
6.50%, 3/15/33	$514	$108
IO PAC
6.00%, 4/15/32	1,209	126
Federal National Mortgage Association,
Inv FI IO
4.14%, 3/25/23	(h)488	53
IO
1.38%, 3/25/36	11,766	316
6.00%, 5/25/33	(h)1,232	267
6.00%, 6/25/33 - 8/25/35	3,946	1,072
6.50%, 6/1/31	344	80
6.50%, 5/25/33	1,028	226
7.00%, 4/1/32 - 4/25/33	581	127
Government National Mortgage Association,
Inv FI IO
2.92%, 12/16/25	(h)311	34
2.97%, 5/16/32	(h)203	18
3.52%, 4/16/19 - 12/16/29	(h)725	77
		2,504
Collateralized Mortgage Obligations - Non - Agency Collateral Series (3.6%)
Bear Stearns Structured Products, Inc.,
IO
1.20%, 1/27/37	(e)51,773	1,196
1.13%, 6/26/36	(e)76,065	1,925
1.31%, 1/27/37	(e)119,465	2,667
1.93%, 5/25/37	(e)81,646	2,449
Countrywide Alternative Loan Trust,
2.36%, 5/25/47	(e)17,282	552
2.21%, 2/25/47	(e)35,775	909
IO
1.54%, 3/20/46	11,608	528
2.76%, 8/25/46	(h)9,791	410
2.04%, 3/20/47	29,199	1,593
2.30%, 12/20/35	(e)(h)11,697	386
1.31%, 12/20/46	30,704	1,539
2.09%, 2/25/37	12,416	648
2.64%, 12/20/35	(e)(h)15,606	633
Countrywide Home Loan Mortgage Pass Through Trust,
IO
0.39%, 10/25/34	(h)7,458	131
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
5.62%, 2/25/47	(h)2,393	1,998
Greenpoint Mortgage Funding Trust,
IO
0.73%, 6/25/45	9,055	279
2.37%, 8/25/45	8,121	258
Harborview Mortgage Loan Trust,
IO
1.99%, 6/19/35	(h)8,394	210
2.27%, 5/19/35	(h)11,340	262
2.61%, 3/19/37	(h)10,751	477
2.74%, 7/19/46	(h)19,065	751
PO
3/19/37 - 7/19/47	6	5
Indymac Index Mortgage Loan Trust,
IO
1.85%, 7/25/35	(h)11,299	410

Residential Accredit Loans Inc.,
1.27%, 8/25/47	(e)140,804	3,431
2.99%, 5/25/47	(e)57,347	2,150
3.19%, 3/25/47	(e)23,824	834
Washington Mutual Mortgage Pass Through Certificates,
0.44%, 4/25/45	73,707	1,358
5.12%, 1/25/47	(h)2,388	1,941
Washington Mutual, Inc.,
5.15%, 6/25/46	(h)2,845	2,364
5.17%, 10/25/46	(h)2,850	2,331
		34,625
Industrials (0.1%)
Echostar DBS Corp.,
6.38%, 10/1/11	580	575
6.63%, 10/1/14	20	20
Pilgrim’s Pride Corp.,
7.63%, 5/1/15	730	721
		1,316
Municipal Bonds (94.1%)
Alameda, CA, Unified School District, General Obligation Bonds (FSA),
Zero Coupon, 8/1/33	9,915	2,838
Alamo Community College District, TX, General Obligation Bonds (FSA),
5.00%, 2/15/13 - 02/15/14	4,880	5,278
Alaska Railroad Corp., Revenue Bonds,
5.00%, 8/1/15	2,680	2,906
Aldine Independent School District, General Obligation Bonds (PSFG),
5.00%, 2/15/13	3,040	3,269
Allegheny County, PA, Industrial Development Authority,
Revenue Bonds,
4.75%, 12/1/32	525	527
Amarillo, TX, General Obligation Bonds (MBIA),
5.00%, 5/15/13	1,020	1,099
Austin, TX, Convention Enterprises, Inc., Revenue Bonds,
6.70%, 1/1/28	400	440
Austin, TX, Water & Wastewater System, Revenue Bonds (MBIA),
5.25%, 11/15/13	4,100	4,483
Badger Tobacco Asset Securitization Corp., WI, Revenue Bonds,
6.13%, 6/1/27	1,070	1,107
Berks County, PA, General Obligation Bonds (FGIC),
Zero Coupon, 5/15/19 - 11/15/20	2,250	1,327
Brandon School District, MI, General Obligation Bonds (FSA),
5.00%, 5/1/16 - 5/1/19	4,230	4,633
Brunswick County, NC, General Obligation Bonds (FGIC),
5.00%, 5/1/17	1,700	1,817
Buckeye Tobacco Settlement Financing Authority,
5.375%, 6/1/24	10,950	10,573
Butler & Sedgwick Counties, KS, Unified School District, General Obligation Bonds (FSA),
5.85%, 9/1/17	1,375	1,470
California State Department of Water Resources Power Supply, Revenue Bonds (MBIA),
5.25%, 5/1/12	2,200	2,375
California State, General Obligation Bonds,
5.25%, 2/1/14	1,375	1,489
California State Public Works Board, Revenue Bonds,
5.25%, 6/1/13	1,150	1,246
5.50%, 6/1/15	1,275	1,406
Camden, AL, Industrial Development Board, Revenue Bonds,
6.13%, 12/1/24	625	645

Carbon County, PA, Industrial Development Authority, Revenue Bonds,
6.65%, 5/1/10	190	194
Carrollton, TX, General Obligation Bonds (FSA),
5.13%, 8/15/16	1,470	1,558
Center Township, PA, Sewer Authority, Revenue Bonds (MBIA),
Zero Coupon, 4/15/17	615	425
Chandler, AZ, Industrial Development Authority, Revenue Bonds,
4.38%, 12/1/35	(h)1,400	1,433
Chelsea, MA, Lease Revenue Bonds, Series B, SA VRS (FSA),
4.00%, 6/13/23	(h)11,200	11,200
Cherokee County, GA, School Systems, General Obligation Bonds (MBIA),
5.00%, 8/1/13	1,000	1,085
Chicago, IL, Board of Education, General Obligation Bonds (FSA),
5.00%, 12/1/17	1,010	1,110
Chicago, IL Board of Education, General Obligation Bonds (XLCA),
4.20%, 3/1/34	(h)14,575	14,575
Chicago, IL, General Obligation Bonds (FGIC),
Zero Coupon, 1/1/19	4,000	2,446
Children’s Trust Fund, Revenue Bonds,
5.38%, 5/15/33	1,820	1,782
5.75%, 7/1/20	600	624
Citizens Property Insurance Corp., FL, Revenue Bonds (MBIA),
5.00%, 3/1/12	3,000	3,160
City of Cleveland, OH, Revenue Bonds,
5.00%, 1/1/17	3,250	3,555
City of Houston, TX, (MBIA),
5.00%, 3/1/16	1,000	1,092
City of Seattle, WA, Revenue Bonds,
5.00%, 2/1/18 - 2/1/19	4,890	5,266
City of Tallahassee, FL, Revenue Bonds,
5.00%, 10/1/11	2,470	2,619
Clark County, NEV School District, General Obligation LTD (AMBAC),
4.50%, 6/15/11	14,000	14,586
Clark County, WA School District No. 117, Camas General Obligation Bonds (FSA),
5.00%, 12/1/13	1,500	1,630
Clark County, WA School District No. 114 Evergreen General Obligation Bonds (FSA),
5.00%, 6/1/13	2,500	2,702
Clear Creek, TX, Independent School District (PSFG),
5.65%, 2/15/19	1000	1,052
Coachella Valley Unified School District, CA, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/30	1,000	316
Colorado E470 Public Highway Authority, Revenue Bonds (MBIA),
Zero Coupon, 9/1/29	18,900	6,228
Colorado Educational & Cultural Facilities Authority, Revenue Bonds (MBIA),
4.38%, 3/1/14	1,400	1,462
4.50%, 3/1/15	1,600	1,673
4.60%, 3/1/16	1,000	1,046
Colorado Health Facilities Authority, Revenue Bonds,
Zero Coupon, 7/15/20	1,000	585
Commerce, CA, Energy Authority Revenue Bonds (MBIA),
5.25%, 7/1/09	1,355	1,397
State of Pennsylvania,
5.00%, 8/1/18	17,720	19,435
Cook County, IL, School District, General Obligation Bonds (MBIA),
Zero Coupon, 12/1/22	4,125	2,084
Council Rock, PA, School District, General Obligation Bonds (MBIA),
5.00%, 11/15/19	1,285	1,371

Countrywide Alternative Loan Trust,
5.25%, 12/20/46	(h)2,991	2,397
5.23%, 3/20/47	(h)2,088	1,714
County of Bexar, TX, General Obligation Bonds (FSA),
5.00%, 6/15/12 - 6/15/14	2,640	2,845
County of Craven, NC, COP (MBIA),
5.00%, 6/1/11	1,730	1,824
County of Miami-Dade, FL, Revenue Bonds (FGIC),
5.00%, 8/1/11 - 8/1/13	15,480	16,392
County of Monroe, FL (MBIA),
5.00%, 4/1/18	2,445	2,666
County of Osceola, FL, Revenue Bonds (AMBAC),
5.00%, 10/1/12 - 10/1/13	5,070	5,457
County of Riverside, CA, COP, Revenue Bonds, (AMBAC),
5.00%, 11/1/14	3,500	3,782
County of St. Lucie, FL, Transportation Revenue Bonds (AMBAC),
5.00%, 8/1/13	1,000	1,077
Cowlitz County, WA, Public Utility District (FGIC),
5.00%, 9/1/11	2,445	2,585
Cranberry Township, PA, General Obligation Bonds (FGIC),
4.80%, 12/1/18	1,310	1,362
Crandall, TX Independent School District, General Obligation Bonds (PSFG),
Zero Coupon, 8/15/19 - 8/15/21	4,315	2,439
Crisp County Development Authority, Revenue Bonds,
5.55%, 2/1/15	200	208
Crowley, TX, Independent School District, General Obligation Bonds (PSFG),
5.00%, 8/1/10 - 8/1/11	3,350	3,522
Crown Point, IN, Multi-School Building Corp., Revenue Bonds (MBIA),
Zero Coupon, 1/15/24	5,200	2,441
Cypress-Fairbanks, TX, Independent School District, General Obligation Bonds (PSFG),
4.80%, 2/15/19	1,650	1,722
5.00%, 2/15/11	2,045	2,154
Dallas, TX, Area Rapid Transit Revenue Bonds, (AMBAC),
5.00%, 12/1/11	1,915	2,039
Dallas, TX, Water & Sewer Systems,
5.00%, 10/1/12 - 10/1/13	15,000	16,183
Delaware County, PA, Industrial Development Authority, Revenue Bonds,
6.50%, 1/1/08	200	200
Delta County, Ml, Economic Development Corp., Revenue Bonds,
6.25%, 4/15/27	450	502
Denton, TX, Independent School District, General Obligation Bonds,
5.00%, 8/15/12	1,905	2,041
Denton, TX, Utility System Revenue Bonds,
5.00%, 12/1/16	1,865	1,973
Detroit, MI, City School District, General Obligation Bonds (FGIC),
5.15%, 5/1/22	2,500	2,720
Director of the State of Nevada Department of Business & Industry, Revenue Bonds,
5.63%, 12/1/26	(h)1,100	1,097
Director of the State of Nevada Department of Business & Industry, Revenue Bonds (AMBAC),
Zero Coupon, 1/1/21 - 1/1/23	3,845	1,804
District of Columbia (FSA),
5.00%, 6/1/16 - 6/1/19	11,480	12,465

Dover, PA, Area School District, General Obligation Bonds (FGIC),
5.00%, 4/1/16	1,000	1,050
Duncanville Independent School District, TX, General Obligation Bonds (PSFG),
Zero Coupon, 2/15/22	4,000	2,080
Eagle, IN, Union Middle School Building, Revenue Bonds (AMBAC),
4.90%, 7/5/16	1,000	1,050
5.00%, 7/5/17	1,500	1,580
Eanes, TX, Independent School District, General Obligation Bonds (PSFG),
4.80%, 8/1/19	1,365	1,417
East Porter County, IN, School Building Corp., Revenue Bonds (MBIA),
4.70%, 7/15/12	1,025	1,045
Edgewood, TX, Independent School District (PSFG),
4.75%, 8/15/16	1,310	1,381
4.85%, 8/15/17	880	922
Elizabeth Forward, PA, School District (MBIA),
Zero Coupon, 9/1/11	1,250	1,101
Erie County Industrial Development Agency, NY, Revenue Bonds (FSA),
5.00%, 5/1/14 - 5/1/15	5,925	6,456
Essex County, NJ, Utility Authority Revenue Bonds (FSA),
4.80%, 4/1/14	1,005	1,022
Eureka Union School District, CA, General Obligation Bonds (MBIA),
Zero Coupon, 8/1/28 - 8/1/30	5,090	1,749
Everett, WA, Water & Sewer Revenue Bonds (MBIA),
5.00%, 7/1/13	1,630	1,762
Florida Municipal Loan Council, Revenue Bonds , (MBIA),
5.00%, 10/1/11 - 10/1/13	3,850	4,113
Fort Wayne Hospital Authority, IN Revenue Bonds (MBIA),
4.70%, 11/15/11	1,100	1,136
Frisco, TX, Independent School District, General Obligation Bonds (PSFG),
Zero Coupon, 8/15/20 - 8/15/22	6,260	3,379
Geneva, IL, Industrial Development, Revenue Bonds (FSA),
4.80%, 5/1/19	1,705	1,768
Georgetown County, SC, Pollution Control Facility, Revenue Bonds,
5.13%, 2/1/12	725	740
Gilliam County, OR, Solid Waste Disposal, Revenue Bonds,
4.88%, 7/1/38	1,400	1,403
Girard Area, PA, School District, General Obligation Bonds (FGIC),
Zero Coupon, 10/1/18 - 10/1 /19	950	612
Grand Prairie, TX, Independent School District, General Obligation Bonds (PSFG),
Zero Coupon, 2/15/14	2,240	1,774
Grapevine, TX, Certificates of Obligation, General Obligation Bonds (FGIC),
5.75%, 8/15/17	1,000	1,066
Greenville, Ml, Public School, (FSA),
5.00%, 5/1/16 - 5/1/18	2,645	2,903
Greenwood Fifty School Facilities, SC, Inc., Installment Purchase Revenue Bonds (AGC),
5.00%, 12/1/11	1,000	1,061
Gulf Coast Waste Disposal Authority, TX, Revenue Bonds,
4.55%, 4/1/12	830	821

Harris County Hospital District, TX, Revenue Bonds, (MBIA),
5.00%, 2/15/11	345	361
Harvey County Unified School District, (MBIA),
5.00%, 9/1/19	2,630	2,866
Hawaii State, COP, General Obligation Bonds (AMBAC),
4.80%, 5/1/12	1,275	1,302
5.00%, 4/1/13	8,290	8,933
Houston, TX, Community College Revenue Bonds,
4.00%, 4/15/11 - 4/15/12	2,865	2,938
Houston, TX, Utility System Revenue Bonds,
5.00%, 11/15/13	1,000	1,077
Houston, TX, General Obligation Bonds (MBIA),
5.00%, 3/1/12	3,400	3,620
Houston, TX, Independent School District, General Obligation Bonds (PSFG),
5.00%, 2/15/13	6,000	6,453
Houston, TX, Revenue Bonds (MBIA),
5.25%, 5/15/11	2,000	2,129
Houston, TX, Water & Sewer System, Revenue Bonds (FSA),
Zero Coupon, 12/1/25	12,350	5,370
Illinois Development Finance Authority, Revenue Bonds (FGIC),
Zero Coupon, 12/1/09	2,000	1,876
Illinois Educational Facilities Authority, SAVRS, Revenue Bonds (MBIA),
5.00%, 4/1/28	(h)7,500	7,500
Illinois Health Facilities Authority, Revenue Bonds (MBIA),
5.00%, 11/15/12	1,000	1,016
Illinois Health Facilities Authority Revenue Bonds, SAVRS (AMBAC),
3.9%, 8/16/24	(h)12,200	12,200
Illinois Municipal Electric Agency, Revenue Bonds (FGIC),
5.00%, 2/1/13 - 2/1/15	2,065	2,209
Indiana Port Commission, Revenue Bonds,
4.10%, 5/1/12	3,450	3,447
Indiana State Development Finance Authority, Revenue Bonds,
4.70%, 10/1/31	(h)100	98
Indiana State University, Revenue Bonds (FGIC),
5.20%, 10/1/12	1,640	1,665
Indiana Transportation Finance Authority, Highway Revenue Bonds (AMBAC),
Zero Coupon, 12/1/16	1,695	1,172
Intermountain Power Agency, UT, Power Supply Revenue Bonds,
Zero Coupon, 7/1/17	1,750	1,192
Iowa Finance Authority, Private University Revenue Bonds,
5.00%, 4/1/13	1,210	1,281
Irving, TX, Independent School District, General Obligation Bonds (PSFG),
Zero Coupon, 2/15/13	1,945	1,610
Judson, TX, Independent School District, General Obligation Bonds,
5.00%, 2/1/13	1,000	1,075
Kane & De Kalb Counties, IL, General Obligation Bonds (AMBAC), Community Unit School District,
Zero Coupon, 12/1/09	725	681
Kentucky Asset Liability Commission, KY, Revenue Bonds (MBIA),
5.00%, 9/1/11 - 9/1/14	17,810	18,970
King County, WA, School District # 414 (FSA),
5.00%, 12/1/16 - 12/1/19	15,680	17,257
King County, WA, General Obligation Bonds (MBIA),
5.00%, 12/1/19	1,075	1,129

Lake County, IL, Community Consolidated School District, General Obligation Bonds (FGIC),
Zero Coupon, 12/1/19 - 12/1/21	12,775	7,059
Lakeview, Ml, Public School District, General Obligation Bonds,
5.00%, 5/1/16	1,060	1,122
Lamar, TX, Consolidated Independent School District, General Obligation Bonds,
5.00%, 2/15/12	1,000	1,065
Lancaster, TX, Independent School District, General Obligation Bonds (FSA),
Zero Coupon, 2/15/09	1,795	1,731
Lewisville, TX, Independent School School District, General Obligation Bonds (FGIC),
4.00%, 8/15/10	4,905	5,009
Lexington County, SC, Revenue Bonds,
5.00%, 11/1/16	165	172
Long Beach, CA Community College District, General Obligation Bonds (FGIC),
Zero Coupon, 5/1/14	2,465	1,917
Long Island, NY, Power Authority Electric System, Revenue Bonds (FSA),
Zero Coupon, 6/1/16	3,700	2,664
Louisiana Correctional Facilities Corp., LA, Revenue Bonds (AMBAC),
5.00%, 9/1/12	1,230	1,316
Louisiana Local Government Environmental Facilities (AMBAC),
5.00%, 11/1/13 - 11/1/15	2,520	2,723
Louisiana Offshore Terminal Authority, LA, Revenue Bonds,
4.30%, 10/1/37	(h)2,600	2,647
Lubbock, TX, General Obligation Bonds (FSA),
5.00%, 2/15/11 - 2/15/14	3,160	3,368
Madera, CA, Unified School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/26 - 8/1/28	7,000	2,646
Madison & Jersey Counties, IL, Unit School District, General Obligation Bonds (FSA),
Zero Coupon, 12/1/20	2,900	1,632
Maricopa County, AZ, Pollution Control,
2.90%, 6/1/35	(h)1,600	1,585
4.00%, 1/1/38	(h)350	352
Maryland State Economic Development Corp., Revenue Bonds,
7.50%, 12/1/14	350	381
Massachusetts State Health & Educational Facilities Authority, Revenue Bonds (MBIA),
5.00%, 10/1/33	(h)11,650	11,650
Massachusetts State Development Financing Agency, Resource Recovery Revenue Bonds,
6.90%, 12/1/29	(h)250	261
Massachusetts State Health & Educational Facilities Authority, Revenue Bonds (AMBAC),
4.80%, 7/1/12	1,665	1,702
Maury County, TN, Industrial Development Board Solid Waste Disposal Revenue Bonds,
6.30%, 8/1/18	1,075	1,106
Memphis-Shelby County Sports Authority Inc., Revenue Bonds, Memphis Arena Project (MBIA),
5.00%, 11/1/13	1,410	1,519
Memphis-Shelby County, TN, Airport Authority Special Facilities, Revenue Bonds, Federal Express Corp.,
5.00%, 9/1/09	850	862
Merced City, CA, School District, General Obligation Bonds (MBIA),
Zero Coupon, 8/1/28 - 8/1/29	4,665	1,628

Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue Bonds (MBIA),
Zero Coupon, 6/15/20 - 12/15/23	5,175	2,837
Miami-Dade County, FL, School Board, COP, General Obligation Bonds (FGIC),
5.00%, 5/1/11 - 5/1/13	15,005	15,902
Michigan City, IN, Area-Wide School Building Corp., Revenue Bonds (FGIC),
Zero Coupon, 1/15/17 - 1/15/20	6,750	4,281
Michigan State Building Authority, Revenue Bonds (MBIA),
5.25%, 10/1/10 - 10/1/11	3,000	3,180
Michigan State Strategic Fund, Solid Waste Management Project, Revenue Bonds,
4.63%, 12/1/12	275	273
Midland, TX, Independent School District, General Obligation Bonds (FGIC),
5.95%, 3/1/18	1,225	1,297
Milwaukee, WI, Sewer Revenue Bonds (AMBAC),
4.88%, 6/1/19	2,070	2,145
Monmouth County, NJ, Impact Authority (AMBAC),
5.00%, 12/1/16 - 12/1/17	3,010	3,326
Montour, PA, School District, General Obligation Bonds (MBIA),
Zero Coupon, 1/1/13	300	250
Morton Grove, IL, General Obligation Bonds (FGIC),
4.50%, 12/1/13	1,480	1,494
Mount San Antonio, CA, Community College District, General Obligation Bonds (MBIA),
Zero Coupon, 8/1/16 - 8/1/17	27,555	18,860
Nassau County, NY, Improvement Bonds, General Obligation Bonds (FSA),
6.00%, 3/1/17	1,275	1,353
Nebraska Public Power District, Revenue Bonds (FSA),
5.00%, 1/1/11 - 1/1/13	9,360	9,924
New Jersey Economic Development Authority, Revenue Bonds,
Zero Coupon, 4/1/12	625	540
New Mexico Finance Authority, Revenue Bonds (MBIA),
5.00%, 6/15/12 - 6/15/15	7,115	7,728
New Orleans, LA, Audubon Commission, General Obligation Bonds (FSA),
5.00%, 10/1/13	1,695	1,820
New York City, NY Industrial Development Agency, Revenue Bonds (FSA),
6.00%, 11/1/15	1,360	1,375
New York Power Authority (MBIA),
5.00%, 11/15/14 - 11/15/15	11,360	12,453
New York State Dormitory Authority, Revenue Bonds (FSA),
5.10%, 2/15/11	2,075	2,112
Noblesville, IN, High School Building Corp. Revenue Bonds (AMBAC),
Zero Coupon, 2/15/19	1,850	1,128
5.00%, 7/10/12 - 7/10/13	3,880	4,176
5.00%, 1/10/12	1,000	1,063
North Carolina Infrastructure (AMBAC),
5.00%, 6/1/15	3,750	4,069
North Carolina Infrastructure Finance Corp., COP, General Obligation Bonds (FSA),
5.00%, 5/1/12 - 5/1/14	14,115	15,189

North Carolina Municipal Power Agency, Electric Revenue Bonds,
6.63%, 1/1/10	850	894
North Side, IN, High School Building Corp., Revenue Bonds (FSA),
5.25%, 7/15/13	2,910	3,187
North Slope Borough, AK, General Obligation Bonds (MBIA),
Zero Coupon, 6/30/12	2,900	2,470
Northwest Allen County Middle School Building Corp., (FSA),
5.00%, 7/15/16 - 7/15/19	4,595	5,001
Norwalk-LA Mirada, CA, Unified School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/25	8,900	3,722
Ohio State Higher Educational Facility Commission (Denison University), Revenue Bonds (AMBAC),
5.00%, 12/1/34	(h)8,775	8,775
Ohio State, Solid Waste Revenue Bonds,
4.25%, 4/1/33	(h)700	695
Okemos, Ml, Public School District, General Obligation Bonds (MBIA),
Zero Coupon, 5/1/15	900	675
Ouachita Parish, LA, West Ouachita Parish School District, Revenue Bonds (MBIA),
4.70%, 9/1/14	1,020	1,047
Pajaro Valley, CA, Unified School District Certificates, Partnership General Obligation Bonds (FSA),
Zero Coupon, 8/1/27	2,220	864
Palm Beach County School Board, FL, COP, General Obligation Bonds (FGIC),
5.00%, 8/1/11 - 8/1/12	7,770	8,219
Palm Beach County School Board, FL, COP, General Obligation Bonds (MBIA),
5.00%, 8/1/12 - 8/1/13	7,280	7,764
Palomar Pomerado Health (MBIA),	11,170	7,207
Zero Coupon, 8/1/16 - 8/1/19
Pearland, TX, Independent School District, General Obligation Bonds (PSFG),
4.88%, 2/15/19	1,425	1,514
Penn Hills Municipality, PA, General Obligation Bonds,
Zero Coupon, 6/1/12 - 12/1/13	2,115	1,732
Pennsylvania Convention Center Authority, Revenue Bonds (FGIC),
6.70%, 9/1/16	500	580
Pennsylvania State Financing Authority, Aliquippa School District, Revenue Bonds,
Zero Coupon, 6/1/12	685	577
Pennsylvania State Public School Building Authority, Marple Newtown School District Project, Revenue Bonds (MBIA),
4.60%, 3/1/15	1,065	1,117
4.70%, 3/1/16	715	753
Philadelphia Authority for Industrial Development (FGIC),
5.00%, 10/1/11 - 2/15/15	20,190	21,518
Philadelphia, PA, Water & Wastewater, Revenue Bonds (AMBAC),
5.00%, 8/1/11 - 8/1/13	8,005	8,580
Piedmont, SC, Municipal Power Agency, Revenue Bonds (AMBAC),
Zero Coupon, 1/1/31 - 1//1/32	22,300	6,918
Pittsburgh, PA, Stadium Authority Lease Revenue Bonds,
6.50%, 4/1/11	105	111

Pittsburgh, PA, Water & Sewer Authority, Water & Sewer System Revenue Bonds (FSA),
5.00%, 9/1/13	1,000	1,076
Regional Transportation District, CO, Certificate Participation (AMBAC)
5.00%, 12/1/12 - 12/1/13	14,085	15,142
Rescue Union School District, CA, General Obligation Bonds (MBIA),
Zero Coupon, 9/1/27	2,000	760
Richardson, TX, Hotel Occupancy Certificates of Obligation, General Obligation Bonds (FGIC),
5.75%, 2/15/17	1,405	1,480
Richland County, SC, Revenue Bonds,
6.10%, 4/1/23	725	744
Rincon Valley, CA, Union School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/32 - 8/1/35	9,675	2,540
Riverside, CA, Electric Revenue Bonds (MBIA),
5.00%, 10/1/11 - 10/1/12	3,380	3,616
Robinson Township, PA, Municipal Authority Revenue Bonds,
6.90%, 5/15/18	45	52
Saginaw, Ml, Hospital Financing Authority, Revenue Bonds (MBIA),
5.38%, 7/1/19	1,265	1,309
Sam Rayburn, TX, Municipal Power Agency, Revenue Bonds,
6.00%, 10/1/21	650	672
San Antonio County, TX, Parking System, Revenue Bonds (AMBAC),
5.50%, 8/15/17	700	732
Sanger, TX, Independent School District, General Obligation Bonds (PSFG),
Zero Coupon, 2/15/19 - 2/15/22	4,265	2,394
Santa Ana, CA, Unified School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/19 - 8/1/20	5,475	3,168
Scranton-Lackawanna, PA, Health & Welfare Authority, Revenue Bonds,
6.63%, 7/1/09	35	36
Seminole County, FL, School Board, COP (AMBAC),
5.00%, 7/1/11 - 7/1/12	6,750	7,138
Spokane County, WA, General Obligation Bonds (MBIA),
5.00%, 12/1/11	1,000	1,065
Spring, TX, Independent School District, General Obligation Bonds (PSFG),
5.00%, 8/15/19	1,760	1,841
State of Mississippi, General Obligation Bonds,
5.00%, 12/1/15 - 12/1/17	19,705	21,727
State of Nevada, General Obligation Bonds (FGIC),
5.00%, 12/1/11 - 12/1/13	13,360	14,359
State of North Carolina, Revenue Bonds (MBIA),
5.00%, 3/1/13 - 3/1/14	18,075	19,617
Steel Valley, PA, Allegheny County School District, General Obligation Bonds,
Zero Coupon, 11/1/11 - 11/1/17	1,820	1,441
Tallahassee Blueprint 2000 Intergovernmental Agency, Revenue Bonds (MBIA),
5.00%, 10/1/11 - 10/1/14	7,505	8,028
Texas State Turnpike Authority, Revenue Bonds (AMBAC),
Zero Coupon, 8/15/18	5,700	3,553

Tobacco Securitization Authority of Northern California, Asset Backed Revenue Bonds, Series A-1,
4.75%, 6/1/23	5,960	5,666
Tobacco Settlement Authority of Washington, Asset Backed Revenue Bonds,
6.50%, 6/1/26	895	924
Tobacco Settlement Financing Corp., LA, Asset Backed Revenue Bonds,
5.50%, 5/15/30	1,350	1,328
Tobacco Settlement Financing Corp., NJ, Asset Backed Revenue Bonds,
4.38%, 6/1/19	325	327
Tobacco Settlement Financing Corp., RI, Asset Backed Revenue Bonds,
6.00%, 6/1/23	1,575	1,606
Toledo-Lucas County, OH, Port Authority, Revenue Bonds,
6.45%, 12/15/21	900	1,008
Tomball, TX, Independent School District, General Obligation Bonds (PSFG),
4.75%, 2/15/15	1,205	1,251
Traverse City, Ml, Public Schools (FSA),
5.00%, 5/1/16-5/1/19	7,840	8,593
Union Elementary School District, CA, General Obligation Bonds (MBIA),
Zero Coupon, 9/1/27 - 9/1/28	8,000	3,009
University of Arkansas, Revenue Bonds (FSA),
4.90%, 12/1/19	2,315	2,463
University of Cincinnati, OH, General Obligations Bonds (MBIA),
5.00%, 6/1/19	3,475	3,775
University of Massachusetts Building Authority, Revenue Bonds (AMBAC),
5.25%, 11/1/11	2,100	2,254
University of Southern Indiana, IN, Revenue Bonds (AMBAC),
5.00%, 10/1/09	1,095	1,131
University of Utah, COP, General Obligation Bonds (AMBAC),
5.00%, 12/1/11 - 12/1/13	4,040	4,316
Upper Darby Township, PA, General Obligation Bonds (AMBAC),
Zero Coupon, 7/15/11	525	463
Utah County, UT, Environmental Improvement, Revenue Bonds,
5.05%, 11/1/17	170	172
Vancouver, WA, Water & Sewer Revenue Bonds (MBIA),
4.60%, 6/1/13	1,000	1,005
Victor Elementary School District, CA, General Obligation Bonds (FGIC),
Zero Coupon, 2/1/30	2,100	680
Virginia State Peninsula Regional Jail Authority, Revenue Bonds (MBIA),
5.00%, 10/1/12 - 10/1/13	2,705	2,902
Waco, TX, Educational Finance Corp., SAVRS, Revenue Bonds,
5.00%, 2/1/32	(h)12,000	12,000
Warren, Ml, Consolidated School District, General Obligation Bonds,
4.15%, 5/1/14	1,000	1,033
Washington State Health Care Facilities (Children Hospital), Revenue Bonds (FSA),
4.70%, 10/1/11	1,075	1,096
Washington State Health Care Facilities Authority, Revenue Bonds (AMBAC),
5.13%, 11/15/11	1,000	1,027

Washington State Motor Vehicle Fuel Facilities, General Obligation Bonds (AMBAC),
Zero Coupon, 6/1/14 - 6/1/16	8,160	6,159
Washington State Recreational Facilities, General Obligation Bonds (FGIC),
Zero Coupon, 1/1/17	6,900	4,776
Washoe County, NV, General Obligation Bonds (FSA),
Zero Coupon, 7/1/18	4,235	2,698
Wayne State University, Ml, University, Revenue Bonds (FGIC),
5.00%, 11/15/33	(h)10,750	10,750
West Contra Costa Unified School District, CA, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/25 - 8/1/27	23,200	9,048
West Ottawa Public School District, Ml, General Obligation Bonds,
5.00%, 5/1/21	(h)850	915
West Virginia School Building Authority (FGIC),
5.00%, 7/1/11 - 7/1/12	8,135	8,621
West Virginia University Revenue Bonds (AMBAC),
Zero Coupon, 4/1/22 - 4/1/24	2,000	974
Western Michigan University, Ml, SAVRS, Revenue Bonds (AMBAC),
4.30%, 11/15/32	(h)9,750	9,750
Westfield High School Building Corp, IN, Revenue Bonds (FSA),
5.00%, 1/10/13	1,285	1,373
Will County, IL, Community High School District No. 210, Lincoln Way School Building, General Obligation Bonds (FGIC),
5.00%, 1/1/11	1,155	1,213
William S Hart Union High School District, CA, General Obligation Bonds (FSA),
Zero Coupon, 9/1/21 - 9/1/28	18,290	8,970
Winnebago County, IL, School District, General Obligation Bonds (FSA),
Zero Coupon, 1/1/14	3,600	2,860
Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (AMBAC),
5.63%, 2/15/12	1,000	1,080
Ypsilanti, Ml, School District, General Obligation Bonds (FGIC),
4.70%, 5/1/12	1,115	1,135
		912,701
Total Fixed Income Securities (Cost $935,106)		951,146

	No. of
	Contracts
Put Options Purchased (0.0%)
90 Day EuroDollar
3/08 @ $94.50	(a)497	3
3/08 @ $94.75	(a)723	5
Total Put Options Purchased (Cost $261)		8

	Shares
Preferred Stocks (2.5%)
Finance (2.5%)
Freddie Mac	(h)108,800	3,749
ABN AMRO North America Capital Funding Trust I	(e)(h)5,875	5,695
Goldman Sachs Group, Inc.	(h)121,000	2,547
Harborview NIM Corp.	(e)2,194,311	1,221
International Lease Finance Corp.	31	3,118
Pitney Bowes International Holdings, Inc.	34	3,290
U.S. Bancorp	(h)178,000	3,868
Washington Mutual Preferred Funding	(h)(e)1,800,000	1,442
Total Preferred Stocks (Cost $26,835)		24,930

Short-Term Investments (3.2%) Investment Companies (3.2%) Dreyfus Tax Exempt Cash Management	11,656	11,656
Morgan Stanley Institutional Liquidity Tax Exempt Portfolio - Institutional Class	(p)18,286,933)	18,287
Total Short-Term Investments (Cost $29,943)		29,943
Total Investments + (103.7%) (Cost $992,145)		1,006,027
Liabilities in Excess of Other Assets (-3.7%)		(36,173)
Net Assets (100%)		$969,854

(a)	Non-income producing security.
(e)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2007.
(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended December 31, 2007, advisory fees paid were reduced by $3,510,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $408,000. During the three months ended December 31, 2007, cost of purchases and sales in the Liquidity Fund were $151,939,000 and $146,144,000, respectively.

@	Face Amount/Value is less than $500
AGC	Assured Guaranty Corp.
AMBAC	Ambac Assurance Corp.
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
Inv FI	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2007.
IO	Interest Only
MBIA	MBIA Insurance Corp.
PAC	Planned Amortization Class
PO	Principal Only
PSFG	Permanent School Fund Guaranteed
SAVRS	Semi-Annual Variable Rate Security
XLCA	XL Capital Assurance
+

At December 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $992,145,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $13,882,000 of which $27,493,000 related to appreciated securities and $13,611,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at the period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
2 yr Note	260	$54,665	Mar-08	$(25)
U.S. Treasury
5 yr. Note	1,129	124,508	Mar-08	849
10 yr. Swap	2,853	315,167	Mar-08	1,457

Short:
EuroDollar
CME	200	47,883	Mar-08	(161)
EuroDollar
CME	142	34,171	June-08	(236)
EuroDollar
CME	131	31,607	Sep-08	(275)
EuroDollar
CME	128	30,922	Dec-08	(308)
EuroDollar
CME	110	26,573	Mar-09	(282)
EuroDollar
CME	80	19,302	June-09	(204)
EuroDollar
CME	75	18,066	Sep-09	(176)
EuroDollar
CME	65	15,629	Dec-09	(140)
EuroDollar
CME	75	18,005	Mar-10	(146)
EuroDollar
CME	58	13,901	June-10	(100)
EuroDollar
CME	42	10,041	Dec-10	(62)
EuroDollar
CME	50	11,968	Sep-10	(78)
U.S. Treasury
10yr. Note	1,802	204,330	Mar-08	(844)
U.S. Treasury
Long Bond	864	100,548	Mar-08	(34)
				$(765)

CME — Chicago Mercantile Exchange

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase
General Motors Acceptance Corp., 6.88%, 8/28/12	Sell	$1,000	4.15%	12/20/10	$(88)

Zero Coupon Swap Contracts

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Receive	Termination Date	Unrealized Appreciation (Depreciation) (000)
Bank of America	$7,550	3 Month LIBOR	2/15/22	$77
	21,400	3 Month LIBOR	5/16/22	229
Goldman Sachs	24,500	3 Month LIBOR	8/15/21	379
				$685

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Citigroup	USD-BMA Municipa; Swap Index	Receive	3.97%	3/16/27	$35,000	$54
JPMorgan Chase	3 Month LIBOR	Receive	5.62	5/11/27	84,000	(945)
	USD-BMA Municipa; Swap Index	Receive	3.96	11/7/21	44,000	(1,246)
Lehman Brothers	3 Month LIBOR	Pay	5.10	2/2/15	65,000	1,958
						$(179)

LIBOR — London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust
U.S. Mid Cap Value Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (95.6%)
Consumer Discretionary (11.1%)
Apollo Group, Inc., Class A	(a)48,468	$3,400
Fortune Brands, Inc.	46,486	3,364
Live Nation, Inc.	(a)244,173	3,545
Newell Rubbermaid, Inc.	134,710	3,486
Office Depot, Inc.	(a)219,830	3,058
Orbitz Worldwide, Inc.	(a)317,025	2,695
		19,548
Consumer Staples (7.1%)
ConAgra Foods, Inc.	201,550	4,795
Estee Lauder Cos., Inc. (The)	113,030	4,929
Rite Aid Corp.	(a)1,008,890	2,815
		12,539
Energy (8.8%)
El Paso Corp.	248,930	4,292
Hess Corp.	61,920	6,245
Newfield Exploration Co.	(a)91,880	4,842
		15,379
Financials (20.2%)
ACE Ltd.	80,680	4,984
Allied World Assurance Holdings Ltd.	80,611	4,044
Aspen Insurance Holdings Ltd.	159,180	4,591
Bear Stearns Cos., Inc. (The)	47,403	4,183
Hudson City Bancorp, Inc.	334,530	5,025
Invesco Ltd.	145,723	4,573
Marsh & McLennan Cos., Inc.	170,668	4,518
Northern Trust Corp.	45,576	3,490
		35,408
Health Care (13.0%)
Affymetrix, Inc.	(a)180,860	4,185
Beckman Coulter, Inc.	79,880	5,815
Healthsouth Corp.	(a)228,068	4,790
Omnicare, Inc.	138,570	3,161
Owens & Minor, Inc.	113,019	4,795
		22,746
Industrials (10.4%)
Goodrich Corp.	84,930	5,997
Pentair, Inc.	135,920	4,731
Pitney Bowes, Inc.	109,710	4,173
Tata Motors, Ltd. ADR	175,716	3,314
		18,215
Information Technology (9.1%)
Diebold, Inc.	146,700	4,251
Flextronics International Ltd.	(a)373,287	4,502
Perot Systems Corp.	(a)278,930	3,766
Zebra Technologies Corp.	(a)97,992	3,400
		15,919
Materials (7.1%)
Domtar Corp.	(a)542,600	4,172
International Flavors & Fragrances, Inc.	85,430	4,112
Valspar Corp.	182,110	4,105
		12,389
Utilities (8.8%)
American Electric Power Co., Inc.	100,290	4,670
Constellation Energy Group, Inc.	17,485	1,793
DPL, Inc.	142,840	4,235
Wisconsin Energy Corp.	97,340	4,741
		15,439
Total Common Stocks (Cost $165,109)		167,582

Investment Company (2.1%)
Market Vectors Gold Miners ETF (Cost $3,540)	80,200	3,677
Short-Term Investment (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $3,553)	(p)3,552,514)	3,553
Total Investments + (99.7%) (Cost $172,202)		174,812
Other Assets in Excess of Liabilities (0.3%)		496
Net Assets (100%)		$175,308

(a)	Non-income producing security.
(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended December 31, 2007, advisory fees paid were reduced by $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $286,000. During the three months ended December 31, 2007, cost of purchases and sales in the Liquidity Fund were $25,228,000 and $26,080,000, respectively.

ADR	American Depositary Receipt
+

At December 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $172,202,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $2,610,000 of which $18,977,000 related to appreciated securities and $16,367,000 related to depreciated securities.

Morgan Stanley Institutional Fund Trust

U.S. Small Cap Value Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (92.8%)
Autos & Transportation (3.3%)
AAR Corp.	(a)361,860	$13,762
Forward Air Corp.	192,500	6,000
Pacer International, Inc.	479,300	6,998
		26,760
Consumer Discretionary (21.3%)
AFC Enterprises, Inc.	(a)703,100	7,959
Brink’s Co. (The)	233,700	13,961
Central Garden & Pet Co.	(a)337,264	1,943
Cenveo, Inc.	(a)829,200	14,486
Consolidated Graphics, Inc.	(a)312,400	14,939
Denny’s Corp.	(a)2,552,880	9,573
Dolan Media Co.	(a)186,600	5,443
Dollar Thrifty Automotive Group, Inc.	(a)318,600	7,544
IKON Office Solutions, Inc.	1,478,963	19,256
Lin TV Corp., Class A	(a)530,700	6,458
Maidenform Brands, Inc.	(a)540,119	7,308
MAXIMUS, Inc.	884,270	34,142
Sinclair Broadcast Group, Inc., Class A	732,600	6,015
Stage Stores, Inc.	536,500	7,940
Tween Brands, Inc.	(a)354,700	9,393
Viad Corp.	261,600	8,261
		174,621
Energy (3.0%)
Exterran Holdings, Inc.	(a)81,955	6,704
St. Mary Land & Exploration Co.	267,560	10,331
Superior Energy Services, Inc.	(a)208,030	7,160
		24,195
Financial Services (14.1%)
Amtrust Financial Services, Inc.	459,784	6,331
Anthracite Capital, Inc. REIT	589,700	4,269
Argo Group International Holdings	209,500	8,826
Conseco, Inc.	(a)1,016,600	12,769
Employers Holdings, Inc.	501,100	8,373
Integra Bank Corp.	213,800	3,017
LaSalle Hotel Properties REIT	218,100	6,957
Max Capital Group Ltd.	494,140	13,831
MB Financial, Inc.	214,800	6,622
National Financial Partners Corp.	153,100	6,983
Oritani Financial Corp.	(a)122,000	1,501
Platinum Underwriters Holdings Ltd.	307,900	10,949
ProAssurance Corp.	(a)209,751	11,520
Provident New York Bancorp., Inc.	501,400	6,478
United America Indemnity Ltd., Class A	(a)375,809	7,486
		115,912
Health Care (7.5%)
Apria Healthcare Group, Inc.	(a)350,430	7,559
Bio-Rad Laboratories, Inc., Class A	(a)117,900	12,217
Perrigo Co.	297,683	10,422
PharMerica Corp.	(a)410,200	5,693
Salix Pharmaceuticals Ltd.	(a)439,700	3,465
Sciele Pharma, Inc.	(a)678,341	13,872
Valeant Pharmaceuticals International	(a)690,800	8,269
		61,497
Materials & Processing (12.9%)
Acuity Brands, Inc.	234,260	10,542
Aecom Technology Corp.	(a)197,100	5,631
Albany International Corp., Class A	309,500	11,482
CIRCOR International, Inc.	192,166	8,909
Corn Products International, Inc.	358,600	13,179

Cytec Industries, Inc.	191,700	11,805
Hercules, Inc.	641,735	12,417
Rock-Tenn Co., Class A	532,300	13,526
Silgan Holdings, Inc.	159,400	8,279
Zep, Inc.	(a)753,930	10,457
		106,227
Producer Durables (13.7%)
A.O. Smith Corp.	238,635	8,364
ACCO Brands Corp.	(a)1,622,420	26,024
Actuant Corp., Class A	308,700	10,499
Belden, Inc.	472,898	21,044
Cognex Corp.	479,900	9,670
General Cable Corp.	(a)73,100	5,357
Moog, Inc., Class A	(a)248,300	11,375
MTC Technologies, Inc.	(a)521,327	12,251
TAL International Group, Inc.	353,602	8,051
		112,635
Technology (11.7%)
DRS Technologies, Inc.	446,000	24,204
Cirrus Logic, Inc.	(a)402,847	2,127
Electronics for Imaging	(a)757,100	17,020
Gartner, Inc.	(a)457,200	8,028
Microsemi Corp.	(a)208,300	4,612
MSC.Software Corp.	(a)978,020	12,704
Ness Technologies, Inc.	(a)282,002	2,603
Syniverse Holdings, Inc.	(a)772,450	12,035
Tekelec	(a)974,480	12,181
		95,514
Utilities (2.4%)
Avista Corp.	431,721	9,299
PNM Resources, Inc.	185,450	3,978
UGI Corp.	236,400	6,442
		19,719
Other (2.9%)
AerCap Holdings N.V.	(a)424,400	8,857
Cellcom Israel Ltd.	64,600	2,052
Dayton Superior Corp.	(a)503,600	1,964
Stantec, Inc.	(a)280,436	10,943
		23,816
Total Common Stocks (Cost $714,713)		760,896
Investment Company (1.5%)
iShares Russell 2000 Value Index Fund (Cost $12,778)	173,500	12,228
Short-Term Investment (6.7%)
Investment Company (6.7%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $54,570)	(p)54,570,069	54,570
Total Investments + (101.0%) (Cost $782,061)		827,694
Liabilities in Excess of Other Assets (-1.0%)		(8,023)
Net Assets (100.0%)		$819,671

(a)	Non-income producing security.
(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended December 31, 2007, advisory fees paid were reduced by $16,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $1,719,000. During the three months ended December 31, 2007, cost of purchases and sales in the Liquidity Fund were $72,448,000 and $65,188,000, respectively.

REIT	Real Estate Investment Trust
+

At December 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $782,061,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $45,633,000 of which $112,744,000 related to appreciated securities and $67,111,000 related to depreciated securities.

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and executive director officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Fund Trust

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	February 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	February 15, 2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	February 15, 2008